UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2011

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Balanced Fund -
Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Class A	1.01%
Actual		$ 1,000.00	$ 1,176.30	$ 5.45
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06
Class T	1.22%
Actual		$ 1,000.00	$ 1,175.20	$ 6.58
HypotheticalA		$ 1,000.00	$ 1,018.74	$ 6.11
Class B	1.80%
Actual		$ 1,000.00	$ 1,171.70	$ 9.69
HypotheticalA		$ 1,000.00	$ 1,015.87	$ 9.00
Class C	1.75%
Actual		$ 1,000.00	$ 1,172.10	$ 9.42
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Institutional Class	.72%
Actual		$ 1,000.00	$ 1,177.60	$ 3.89
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.6	1.7
JPMorgan Chase & Co.	1.5	1.0
Procter & Gamble Co.	1.2	0.9
General Electric Co.	1.2	1.0
Royal Dutch Shell PLC Class B ADR	1.1	0.4
	7.6
Top Five Bond Issuers as of February 28, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	11.7	13.1
Fannie Mae	10.0	10.7
Freddie Mac	2.1	1.1
Ginnie Mae	2.1	1.9
Wachovia Bank Commercial Mortgage Trust	0.5	0.5
	26.4
Top Five Market Sectors as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	13.7	12.9
Information Technology	11.6	10.9
Energy	9.2	7.6
Consumer Discretionary	7.6	7.4
Industrials	7.4	6.4
Asset Allocation (% of fund's net assets)
As of February 28, 2011 *	As of August 31, 2010 **
Stocks and Equity Futures 60.9%	Stocks and Equity Futures 56.7%
Bonds 40.2%	Bonds 43.5%
Other Government Related 0.0%	Other Government Related† 0.2%
Other Investments 0.3%	Other Investments 0.3%
Short-Term Investments and Net Other Assets*** (1.4)%	Short-Term Investments and Net Other Assets*** (0.7)%

* Foreign investments	11.6%	** Foreign investments	10.0%
† Includes FDIC Guaranteed Corporate Securities
***Short-term Investments and Net Other Assets are not included in the pie chart

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.
A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 60.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.2%
Johnson Controls, Inc.	51,000	$ 2,081
TRW Automotive Holdings Corp. (a)	3,475	197
		2,278
Automobiles - 0.4%
Ford Motor Co. (a)	220,715	3,322
General Motors Co.	19,100	640
		3,962
Distributors - 0.1%
Li & Fung Ltd.	123,000	749
Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.	26,200	1,235
Marriott International, Inc. Class A	22,237	872
McDonald's Corp.	37,500	2,838
Royal Caribbean Cruises Ltd. (a)	15,900	696
Starbucks Corp.	64,005	2,111
Starwood Hotels & Resorts Worldwide, Inc.	28,600	1,747
		9,499
Household Durables - 0.3%
M.D.C. Holdings, Inc.	16,432	431
Stanley Black & Decker, Inc.	24,400	1,850
Whirlpool Corp.	8,300	685
		2,966
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	11,500	1,993
Expedia, Inc.	44,162	877
		2,870
Media - 2.5%
Comcast Corp. Class A	246,247	6,343
DIRECTV (a)	71,400	3,282
Legend Pictures Holdings LLC unit (a)(p)	415	311
Liberty Global, Inc. Class A (a)	25,600	1,078
The Walt Disney Co.	146,881	6,425
Time Warner Cable, Inc.	34,076	2,460
Time Warner, Inc.	100,453	3,837
Viacom, Inc. Class B (non-vtg.)	63,666	2,843
		26,579
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.4%
Nordstrom, Inc.	26,612	$ 1,204
Target Corp.	56,200	2,953
		4,157
Specialty Retail - 1.2%
Abercrombie & Fitch Co. Class A	5,600	321
Best Buy Co., Inc.	35,117	1,132
Home Depot, Inc.	120,800	4,526
Lowe's Companies, Inc.	157,380	4,119
Sally Beauty Holdings, Inc. (a)	47,700	619
TJX Companies, Inc.	33,500	1,671
Urban Outfitters, Inc. (a)	26,738	1,026
		13,414
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy - Louis Vuitton	2,677	422
TOTAL CONSUMER DISCRETIONARY		66,896
CONSUMER STAPLES - 6.0%
Beverages - 2.2%
Anheuser-Busch InBev SA NV	29,820	1,665
Coca-Cola Bottling Co. Consolidated	6,204	358
Coca-Cola FEMSA SAB de CV sponsored ADR	4,562	333
Coca-Cola Icecek AS	14,756	163
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	12,670	342
Constellation Brands, Inc. Class A (sub. vtg.) (a)	86,829	1,764
Diageo PLC sponsored ADR	30,763	2,408
Embotelladora Andina SA sponsored ADR	12,733	339
Molson Coors Brewing Co. Class B	44,169	2,020
PepsiCo, Inc.	40,677	2,580
Pernod-Ricard SA	2,300	212
The Coca-Cola Co.	171,826	10,983
		23,167
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	158,387	5,236
Fresh Market, Inc.	700	29
Safeway, Inc.	82,313	1,796
Susser Holdings Corp. (a)	7,001	97
United Natural Foods, Inc. (a)	4,260	181
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	27,404	$ 1,424
Walgreen Co.	26,391	1,144
		9,907
Food Products - 0.6%
Archer Daniels Midland Co.	16,906	629
Bunge Ltd.	14,297	1,032
Danone	4,096	257
Dean Foods Co. (a)	24,624	260
Nestle SA	29,945	1,696
Unilever NV unit	79,961	2,418
Viterra, Inc.	15,100	185
		6,477
Household Products - 1.5%
Colgate-Palmolive Co.	41,037	3,222
Procter & Gamble Co.	204,177	12,873
		16,095
Personal Products - 0.1%
Avon Products, Inc.	38,853	1,081
Tobacco - 0.7%
Altria Group, Inc.	42,543	1,079
British American Tobacco PLC sponsored ADR	55,490	4,502
Philip Morris International, Inc.	27,727	1,741
Souza Cruz Industria Comerico	3,550	170
		7,492
TOTAL CONSUMER STAPLES		64,219
ENERGY - 8.0%
Energy Equipment & Services - 2.4%
Aker Drilling ASA (a)	32,900	122
Aker Solutions ASA	8,400	178
Baker Hughes, Inc.	101,360	7,202
C&J Energy Services, Inc. (a)(g)	18,600	223
Complete Production Services, Inc. (a)	8,000	230
Discovery Offshore S.A. (a)(g)	50,600	113
Dresser-Rand Group, Inc. (a)	3,400	168
Ensco International Ltd. ADR	15,066	845
Halliburton Co.	163,492	7,674
National Oilwell Varco, Inc.	10,164	809
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	56,275	$ 2,516
Ocean Rig UDW, Inc. (a)	5,200	109
Oceaneering International, Inc. (a)	13,200	1,104
Saipem SpA	11,279	570
Schlumberger Ltd.	7,616	711
TETRA Technologies, Inc. (a)	18,100	250
Transocean Ltd. (a)	28,262	2,392
Vantage Drilling Co. (a)	84,000	175
		25,391
Oil, Gas & Consumable Fuels - 5.6%
Alpha Natural Resources, Inc. (a)	25,100	1,361
Anadarko Petroleum Corp.	16,448	1,346
Apache Corp.	34,743	4,330
BP PLC	39,300	317
BP PLC sponsored ADR	56,080	2,718
Canadian Natural Resources Ltd.	5,200	262
Chesapeake Energy Corp.	38,380	1,367
Chevron Corp.	5,919	614
Cimarex Energy Co.	9,800	1,138
CVR Energy, Inc. (a)	13,326	252
Denbury Resources, Inc. (a)	71,287	1,727
Exxon Mobil Corp.	91,134	7,795
Falkland Oil & Gas Ltd. (a)	45,500	60
Frontier Oil Corp.	19,400	541
Heritage Oil PLC	15,527	67
Holly Corp.	40,628	2,321
InterOil Corp. (a)	5,300	394
Marathon Oil Corp.	25,000	1,240
Massey Energy Co.	5,721	362
Murphy Oil Corp.	7,382	543
Newfield Exploration Co. (a)	17,821	1,297
Niko Resources Ltd.	2,678	229
Noble Energy, Inc.	3,400	315
Occidental Petroleum Corp.	50,886	5,189
Paladin Energy Ltd. (a)	23,421	119
Peabody Energy Corp.	6,100	399
PetroBakken Energy Ltd. Class A (f)	11,900	273
Petrobank Energy & Resources Ltd. (a)	28,513	734
Petrohawk Energy Corp. (a)	60,561	1,308
QEP Resources, Inc.	28,300	1,119
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Repsol YPF SA	13,156	$ 442
Resolute Energy Corp. (a)	24,545	445
Rockhopper Exploration PLC (a)	10,100	38
Rodinia Oil Corp.	22,000	55
Royal Dutch Shell PLC:
Class A sponsored ADR	223	16
Class B ADR	167,712	12,095
SM Energy Co.	3,000	217
Talisman Energy, Inc.	88,600	2,199
Targa Resources Corp.	7,534	247
Tesoro Corp. (a)	8,300	197
Valero Energy Corp.	9,974	281
Western Refining, Inc. (a)	30,430	495
Whiting Petroleum Corp. (a)	31,316	2,046
Williams Companies, Inc.	63,400	1,925
		60,435
TOTAL ENERGY		85,826
FINANCIALS - 10.0%
Capital Markets - 1.6%
BlackRock, Inc. Class A	9,739	1,987
Credit Suisse Group	43,217	1,999
Evercore Partners, Inc. Class A	9,100	314
ICAP PLC	19,500	165
Invesco Ltd.	60,362	1,620
MF Global Holdings Ltd. (a)	72,200	626
Morgan Stanley	127,376	3,781
Northern Trust Corp.	45,469	2,345
State Street Corp.	96,265	4,305
		17,142
Commercial Banks - 2.2%
Banco do Brasil SA	35,700	638
Banco Macro SA sponsored ADR	6,866	287
FirstMerit Corp.	36,597	624
Huntington Bancshares, Inc.	199,149	1,362
Industrial & Commercial Bank of China Ltd. (H Shares)	494,000	379
Mitsubishi UFJ Financial Group, Inc.	128,200	712
PT Bank Rakyat Indonesia Tbk	774,000	412
Regions Financial Corp.	277,960	2,124
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Sumitomo Mitsui Financial Group, Inc.	67,900	$ 2,570
SunTrust Banks, Inc.	64,318	1,940
Synovus Financial Corp.	149,658	382
U.S. Bancorp, Delaware	177,364	4,918
Wells Fargo & Co.	214,365	6,915
		23,263
Consumer Finance - 0.3%
Capital One Financial Corp.	40,982	2,040
Discover Financial Services	56,176	1,222
Promise Co. Ltd.	7,150	70
		3,332
Diversified Financial Services - 3.7%
African Bank Investments Ltd.	158,700	816
Bank of America Corp.	636,282	9,092
Citigroup, Inc. (a)	2,049,613	9,592
CME Group, Inc.	4,362	1,358
ING Groep NV (Certificaten Van Aandelen) unit (a)	89,400	1,122
IntercontinentalExchange, Inc. (a)	11,815	1,515
JPMorgan Chase & Co.	342,031	15,969
NBH Holdings Corp. Class A (a)(g)	28,500	492
		39,956
Insurance - 1.4%
Aon Corp.	11,788	621
CNO Financial Group, Inc. (a)	128,994	934
Fairfax Financial Holdings Ltd. (sub. vtg.)	3,600	1,395
Genworth Financial, Inc. Class A (a)	45,900	607
Lincoln National Corp.	42,580	1,351
MetLife, Inc.	99,101	4,693
Prudential Financial, Inc.	55,750	3,670
Torchmark Corp.	1,500	98
Unum Group	52,973	1,405
		14,774
Real Estate Investment Trusts - 0.5%
ProLogis Trust	194,145	3,157
The Macerich Co.	25,070	1,270
U-Store-It Trust	47,045	482
Weyerhaeuser Co.	34,930	853
		5,762
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.2%
Ayala Land, Inc.	1,038,000	$ 341
BR Malls Participacoes SA	100,000	953
Indiabulls Real Estate Ltd. (a)	214,084	491
PT Lippo Karawaci Tbk	5,897,125	361
		2,146
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	94,557	1,000
Washington Mutual, Inc. (p)	130,000	7
		1,007
TOTAL FINANCIALS		107,382
HEALTH CARE - 6.1%
Biotechnology - 0.9%
Amgen, Inc. (a)	27,064	1,389
AVEO Pharmaceuticals, Inc.	18,573	256
AVEO Pharmaceuticals, Inc. (p)	3,908	54
Biogen Idec, Inc. (a)	33,100	2,264
BioMarin Pharmaceutical, Inc. (a)	37,105	908
Exelixis, Inc. (a)	44,800	558
Gilead Sciences, Inc. (a)	94,604	3,688
Human Genome Sciences, Inc. (a)	9,700	243
Medivir AB (B Shares) (a)	4,654	103
		9,463
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	188,361	1,349
C. R. Bard, Inc.	14,462	1,414
Covidien PLC	88,993	4,579
Edwards Lifesciences Corp. (a)	24,348	2,071
IDEXX Laboratories, Inc. (a)	4,200	326
Mako Surgical Corp. (a)	42,311	872
Masimo Corp.	16,192	488
Quidel Corp. (a)	55,670	733
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	124,000	306
St. Jude Medical, Inc.	22,100	1,058
William Demant Holding AS (a)	12,206	1,036
		14,232
Health Care Providers & Services - 1.7%
CIGNA Corp.	38,839	1,634
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Diagnosticos da America SA	36,400	$ 440
Express Scripts, Inc. (a)	5,878	330
Henry Schein, Inc. (a)	34,600	2,387
McKesson Corp.	50,530	4,006
Medco Health Solutions, Inc. (a)	70,964	4,374
Quest Diagnostics, Inc.	5,800	329
UnitedHealth Group, Inc.	94,971	4,044
		17,544
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc. (a)	76,018	3,199
Illumina, Inc. (a)	25,815	1,792
QIAGEN NV (a)	14,500	299
		5,290
Pharmaceuticals - 1.7%
Allergan, Inc.	20,861	1,547
Genomma Lab Internacional SA de CV (a)	73,900	163
Johnson & Johnson	5,492	337
Lupin Ltd.	29,439	248
Merck & Co., Inc.	142,754	4,649
Novo Nordisk AS Series B	13,813	1,741
Pfizer, Inc.	256,589	4,937
Shire PLC sponsored ADR	23,633	2,009
Valeant Pharmaceuticals International, Inc. (Canada)	70,940	2,848
		18,479
TOTAL HEALTH CARE		65,008
INDUSTRIALS - 7.0%
Aerospace & Defense - 1.5%
Bombardier, Inc. Class B (sub. vtg.)	254,500	1,638
Goodrich Corp.	30,562	2,635
Precision Castparts Corp.	22,435	3,180
The Boeing Co.	54,621	3,933
United Technologies Corp.	62,967	5,260
		16,646
Building Products - 0.3%
Armstrong World Industries, Inc.	11,544	481
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - continued
Lennox International, Inc.	24,779	$ 1,202
Owens Corning (a)	42,544	1,520
		3,203
Commercial Services & Supplies - 0.1%
Republic Services, Inc.	17,088	506
Stericycle, Inc. (a)	11,678	1,009
		1,515
Construction & Engineering - 0.3%
Fluor Corp.	21,900	1,550
Foster Wheeler AG (a)	40,800	1,475
		3,025
Electrical Equipment - 0.9%
Acuity Brands, Inc.	13,225	747
Cooper Industries PLC Class A	30,520	1,964
Emerson Electric Co.	65,229	3,892
GrafTech International Ltd. (a)	32,794	656
Regal-Beloit Corp.	29,665	2,164
Satcon Technology Corp. (a)	57,800	210
		9,633
Industrial Conglomerates - 1.4%
General Electric Co.	597,636	12,503
Textron, Inc.	89,612	2,428
		14,931
Machinery - 1.8%
Caterpillar, Inc.	56,268	5,792
Charter International PLC	27,790	343
Cummins, Inc.	24,057	2,433
Danaher Corp.	60,248	3,049
Fanuc Ltd.	3,500	547
Fiat Industrial SpA (a)	52,300	730
Ingersoll-Rand Co. Ltd.	33,705	1,527
Komatsu Ltd.	31,600	970
Navistar International Corp. (a)	28,600	1,773
Pall Corp.	25,800	1,402
Vallourec SA	3,934	408
		18,974
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.7%
CSX Corp.	42,962	$ 3,208
Union Pacific Corp.	41,468	3,956
		7,164
TOTAL INDUSTRIALS		75,091
INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 1.3%
Alcatel-Lucent SA sponsored ADR (a)	67,886	333
Aruba Networks, Inc. (a)	77,583	2,362
Brocade Communications Systems, Inc. (a)	74,290	473
Ciena Corp. (a)	75,270	2,075
Meru Networks, Inc. (a)	20,799	444
QUALCOMM, Inc.	136,776	8,149
		13,836
Computers & Peripherals - 3.2%
A-DATA Technology Co. Ltd.	47,000	83
Apple, Inc. (a)	77,350	27,333
EMC Corp. (a)	90,375	2,459
Imagination Technologies Group PLC (a)	59,738	399
NetApp, Inc. (a)	37,415	1,933
SanDisk Corp. (a)	37,782	1,874
		34,081
Electronic Equipment & Components - 0.2%
HLS Systems International Ltd. (a)	53,352	803
Jabil Circuit, Inc.	23,600	506
Trimble Navigation Ltd. (a)	13,028	640
		1,949
Internet Software & Services - 0.5%
Google, Inc. Class A (a)	2,067	1,268
Mail.ru Group Ltd. GDR unit (a)(g)	5,600	203
Monster Worldwide, Inc. (a)	30,421	522
WebMD Health Corp. (a)	66,826	3,876
		5,869
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	36,210	2,783
Digital Garage, Inc. (a)	181	791
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Paychex, Inc.	46,331	$ 1,558
Visa, Inc. Class A	51,382	3,753
		8,885
Semiconductors & Semiconductor Equipment - 3.3%
Amkor Technology, Inc. (a)	31,072	229
Analog Devices, Inc.	128,588	5,128
Applied Materials, Inc.	227,386	3,736
ARM Holdings PLC sponsored ADR	65,612	1,986
ASAT Holdings Ltd. (a)	6,352	0
ASML Holding NV	104,983	4,577
Atheros Communications, Inc. (a)	17,600	789
ATMI, Inc. (a)	2,472	45
Elpida Memory, Inc. (a)	42,100	631
Inotera Memories, Inc. (a)	1,975,205	1,047
KLA-Tencor Corp.	25,822	1,261
Lam Research Corp. (a)	65,585	3,601
Micron Technology, Inc. (a)	698,900	7,779
Nanya Technology Corp. (a)	1,009,799	544
Powertech Technology, Inc.	81,000	284
Samsung Electronics Co. Ltd.	2,852	2,339
Skyworks Solutions, Inc. (a)	6,099	219
Varian Semiconductor Equipment Associates, Inc. (a)	36,667	1,749
		35,944
Software - 2.0%
Ariba, Inc. (a)	8,680	269
Autodesk, Inc. (a)	5,300	223
CA, Inc.	23,118	573
Check Point Software Technologies Ltd. (a)	79,003	3,938
Microsoft Corp.	384,880	10,230
Nuance Communications, Inc. (a)	35,005	653
Oracle Corp.	147,674	4,858
Red Hat, Inc. (a)	3,593	148
Taleo Corp. Class A (a)	8,044	260
		21,152
TOTAL INFORMATION TECHNOLOGY		121,716
MATERIALS - 2.1%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	22,866	2,104
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Albemarle Corp.	10,533	$ 606
Ashland, Inc.	22,960	1,293
Celanese Corp. Class A	23,000	953
CF Industries Holdings, Inc.	7,999	1,130
Dow Chemical Co.	52,151	1,938
LyondellBasell Industries NV Class A (a)	39,806	1,516
Monsanto Co.	19,835	1,426
Solutia, Inc. (a)	57,180	1,327
Wacker Chemie AG	2,300	424
		12,717
Construction Materials - 0.0%
HeidelbergCement AG	4,636	325
Containers & Packaging - 0.2%
Ball Corp.	28,400	1,025
Rock-Tenn Co. Class A	7,400	508
		1,533
Metals & Mining - 0.7%
Anglo American PLC (United Kingdom)	64,949	3,520
AngloGold Ashanti Ltd. sponsored ADR	38,471	1,879
Carpenter Technology Corp.	12,754	530
MacArthur Coal Ltd.	7,548	91
Reliance Steel & Aluminum Co.	18,400	1,018
Walter Energy, Inc.	3,446	417
		7,455
TOTAL MATERIALS		22,030
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	84,375	2,395
Qwest Communications International, Inc.	922,107	6,289
Telenor ASA	12,200	202
Verizon Communications, Inc.	116,286	4,293
		13,179
Wireless Telecommunication Services - 0.7%
American Tower Corp. Class A (a)	68,264	3,684
Clearwire Corp. Class A (a)	202,926	1,021
MetroPCS Communications, Inc. (a)	43,250	623
Sprint Nextel Corp. (a)	54,913	240
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC	308,400	$ 876
Vodafone Group PLC sponsored ADR	13,600	389
		6,833
TOTAL TELECOMMUNICATION SERVICES		20,012
UTILITIES - 1.9%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	29,565	1,058
Duke Energy Corp.	23,495	423
Edison International	46,510	1,726
NextEra Energy, Inc.	88,433	4,905
NV Energy, Inc.	14,500	213
Pinnacle West Capital Corp.	5,957	252
		8,577
Gas Utilities - 0.1%
National Fuel Gas Co.	2,852	208
ONEOK, Inc.	9,675	625
		833
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	44,300	548
Constellation Energy Group, Inc.	19,908	619
NRG Energy, Inc. (a)	13,700	274
		1,441
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	58,566	929
Dominion Resources, Inc.	15,890	725
NiSource, Inc.	46,900	899
PG&E Corp.	53,899	2,483
Public Service Enterprise Group, Inc.	60,419	1,976
Sempra Energy	57,630	3,068
		10,080
TOTAL UTILITIES		20,931
TOTAL COMMON STOCKS (Cost $510,149)		649,111
Preferred Stocks - 0.2%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	$ 0
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE	6,004	476
Volkswagen AG	13,164	2,233
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,709
TOTAL PREFERRED STOCKS (Cost $2,130)		2,709
Nonconvertible Bonds - 7.2%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11	$ 45	46
Household Durables - 0.2%
Fortune Brands, Inc.:
5.375% 1/15/16	25	26
5.875% 1/15/36	133	118
6.375% 6/15/14	1,142	1,254
Whirlpool Corp.:
6.125% 6/15/11	27	27
6.5% 6/15/16	15	17
		1,442
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	500	591
Comcast Corp.:
4.95% 6/15/16	15	16
5.15% 3/1/20	14	15
5.7% 5/15/18	515	563
6.4% 3/1/40	487	507
6.45% 3/15/37	238	249
Discovery Communications LLC:
3.7% 6/1/15	260	270
5.05% 6/1/20	3	3
6.35% 6/1/40	236	248
NBC Universal, Inc.:
3.65% 4/30/15 (g)	137	140
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
NBC Universal, Inc.: - continued
5.15% 4/30/20 (g)	$ 431	$ 444
6.4% 4/30/40 (g)	309	323
News America Holdings, Inc. 7.75% 12/1/45	510	614
News America, Inc. 6.15% 3/1/37	235	238
Time Warner Cable, Inc.:
5.4% 7/2/12	19	20
5.85% 5/1/17	363	400
6.2% 7/1/13	18	20
6.75% 7/1/18	439	504
Time Warner, Inc.:
3.15% 7/15/15	9	9
4.875% 3/15/20	21	22
5.875% 11/15/16	12	13
6.5% 11/15/36	232	244
Viacom, Inc.:
4.375% 9/15/14	766	819
6.125% 10/5/17	150	170
6.75% 10/5/37	105	116
		6,558
Specialty Retail - 0.0%
Staples, Inc. 7.375% 10/1/12	18	20
TOTAL CONSUMER DISCRETIONARY		8,066
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	4	4
5.375% 11/15/14 (g)	358	396
7.75% 1/15/19 (g)	500	620
FBG Finance Ltd. 5.125% 6/15/15 (g)	23	24
PepsiCo, Inc. 7.9% 11/1/18	12	15
The Coca-Cola Co. 3.15% 11/15/20	28	26
		1,085
Food & Staples Retailing - 0.0%
CVS Caremark Corp. 6.302% 6/1/37 (m)	124	122
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.1%
Kraft Foods, Inc.:
5.375% 2/10/20	$ 387	$ 411
5.625% 11/1/11	4	4
6.125% 2/1/18	416	467
6.5% 8/11/17	375	431
		1,313
Tobacco - 0.2%
Altria Group, Inc.:
8.5% 11/10/13	11	13
9.7% 11/10/18	962	1,266
Philip Morris International, Inc. 4.875% 5/16/13	291	313
Reynolds American, Inc.:
6.75% 6/15/17	23	26
7.25% 6/15/37	465	493
		2,111
TOTAL CONSUMER STAPLES		4,631
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 5.35% 3/15/20 (g)	327	339
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	378
6.5% 4/1/20	24	26
Noble Holding International Ltd. 3.45% 8/1/15	20	20
Weatherford International Ltd.:
4.95% 10/15/13	14	15
5.15% 3/15/13	18	19
		797
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	16	18
6.375% 9/15/17	327	364
Apache Corp. 5.1% 9/1/40	302	280
Canadian Natural Resources Ltd.:
5.15% 2/1/13	36	38
5.7% 5/15/17	9	10
Cenovus Energy, Inc. 4.5% 9/15/14	14	15
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services:
5.375% 10/15/15 (g)	$ 10	$ 11
6.45% 11/3/36 (g)	375	382
El Paso Natural Gas Co. 5.95% 4/15/17	7	8
EnCana Holdings Finance Corp. 5.8% 5/1/14	23	26
Enterprise Products Operating LP 5.6% 10/15/14	16	18
Gulf South Pipeline Co. LP 5.75% 8/15/12 (g)	31	33
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	7	8
Marathon Petroleum Corp. 5.125% 3/1/21 (g)	215	218
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	357	388
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	156	172
6.85% 1/15/40 (g)	510	591
Nakilat, Inc. 6.067% 12/31/33 (g)	279	280
Nexen, Inc.:
5.05% 11/20/13	881	940
5.2% 3/10/15	7	7
5.875% 3/10/35	355	323
6.2% 7/30/19	19	20
6.4% 5/15/37	290	278
NGPL PipeCo LLC 6.514% 12/15/12 (g)	273	294
Pemex Project Funding Master Trust 0.9034% 12/3/12 (g)(m)	200	199
Petro-Canada:
6.05% 5/15/18	150	170
6.8% 5/15/38	395	443
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	357
5.75% 1/20/20	545	566
6.875% 1/20/40	240	245
7.875% 3/15/19	399	471
Petroleos Mexicanos 6% 3/5/20	21	22
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	202	208
4.25% 9/1/12	16	17
5% 2/1/21	117	117
6.125% 1/15/17	205	228
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (g)	17	18
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (g)	$ 250	$ 258
5.5% 9/30/14 (g)	250	266
6.332% 9/30/27 (g)	380	395
6.75% 9/30/19 (g)	250	280
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)	22	24
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Suncor Energy, Inc. 6.1% 6/1/18	395	449
Texas Eastern Transmission LP 6% 9/15/17 (g)	326	370
XTO Energy, Inc. 4.9% 2/1/14	9	10
		9,846
TOTAL ENERGY		10,643
FINANCIALS - 3.4%
Capital Markets - 0.7%
Bear Stearns Companies, Inc. 5.3% 10/30/15	17	19
BlackRock, Inc. 6.25% 9/15/17	210	240
Goldman Sachs Group, Inc.:
3.7% 8/1/15	350	355
5.625% 1/15/17	500	530
5.95% 1/18/18	32	35
6% 6/15/20	800	857
6.15% 4/1/18	36	39
6.75% 10/1/37	187	192
Janus Capital Group, Inc. 6.125% 9/15/11 (e)	19	19
JPMorgan Chase Capital XX 6.55% 9/29/36	235	241
JPMorgan Chase Capital XXV 6.8% 10/1/37	1,000	1,047
Lazard Group LLC:
6.85% 6/15/17	31	33
7.125% 5/15/15	11	12
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	160	170
6.4% 8/28/17	61	67
6.875% 4/25/18	121	136
Morgan Stanley:
4.75% 4/1/14	226	236
5.75% 1/25/21	300	308
6% 5/13/14	2,100	2,298
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
6.625% 4/1/18	$ 600	$ 663
UBS AG Stamford Branch 5.75% 4/25/18	175	190
		7,687
Commercial Banks - 0.6%
Bank of America NA 5.3% 3/15/17	800	834
Credit Suisse New York Branch 6% 2/15/18	632	675
Discover Bank 8.7% 11/18/19	445	535
Fifth Third Bancorp:
3.625% 1/25/16	206	207
8.25% 3/1/38	94	113
Fifth Third Bank 4.75% 2/1/15	250	262
Fifth Third Capital Trust IV 6.5% 4/15/67 (m)	150	146
HBOS PLC 6.75% 5/21/18 (g)	180	171
Huntington Bancshares, Inc. 7% 12/15/20	97	106
JPMorgan Chase Bank 6% 10/1/17	250	276
KeyBank NA:
5.45% 3/3/16	294	316
5.8% 7/1/14	322	352
Marshall & Ilsley Bank:
5% 1/17/17	12	13
5.25% 9/4/12	112	117
PNC Funding Corp. 3.625% 2/8/15	107	111
Regions Bank:
6.45% 6/26/37	402	368
7.5% 5/15/18	282	299
Regions Financial Corp.:
0.4728% 6/26/12 (m)	11	10
5.75% 6/15/15	73	73
7.75% 11/10/14	229	244
Union Planters Corp. 7.75% 3/1/11	16	16
UnionBanCal Corp. 5.25% 12/16/13	5	5
Wachovia Bank NA 6.6% 1/15/38	1,000	1,129
Wachovia Corp. 5.625% 10/15/16	27	29
Wells Fargo & Co. 3.625% 4/15/15	378	392
		6,799
Consumer Finance - 0.4%
Capital One Financial Corp. 5.7% 9/15/11	193	198
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services:
6.45% 6/12/17	$ 1,019	$ 1,105
10.25% 7/15/19	19	25
General Electric Capital Corp.:
2.25% 11/9/15	633	614
3.5% 6/29/15	377	388
5.625% 9/15/17	325	356
6% 8/7/19	1,000	1,105
6.375% 11/15/67 (m)	500	512
Household Finance Corp. 6.375% 10/15/11	15	16
		4,319
Diversified Financial Services - 0.5%
Bank of America Corp. 5.75% 12/1/17	1,000	1,069
BP Capital Markets PLC:
3.125% 10/1/15	370	375
3.625% 5/8/14	23	24
4.5% 10/1/20	21	21
Capital One Capital V 10.25% 8/15/39	178	193
Citigroup, Inc.:
4.75% 5/19/15	1,151	1,215
5.5% 4/11/13	120	129
6.125% 5/15/18	890	976
6.5% 8/19/13	164	181
JPMorgan Chase & Co.:
3.4% 6/24/15	21	21
4.95% 3/25/20	661	680
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	9	9
5.5% 1/15/14 (g)	6	6
5.7% 4/15/17 (g)	13	13
TECO Finance, Inc.:
4% 3/15/16	96	98
5.15% 3/15/20	141	146
		5,156
Insurance - 0.4%
Allstate Corp. 6.2% 5/16/14	264	297
Aon Corp.:
3.5% 9/30/15	151	152
5% 9/30/20	170	173
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Aon Corp.: - continued
6.25% 9/30/40	$ 110	$ 114
Assurant, Inc. 5.625% 2/15/14	15	16
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(m)	12	12
Hartford Financial Services Group, Inc. 5.375% 3/15/17	6	6
Liberty Mutual Group, Inc. 6.5% 3/15/35 (g)	5	5
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (g)	134	180
MetLife, Inc.:
2.375% 2/6/14	201	204
4.75% 2/8/21	137	140
5.875% 2/6/41	106	109
6.75% 6/1/16	290	335
Metropolitan Life Global Funding I 5.125% 6/10/14 (g)	255	277
Monumental Global Funding II 5.65% 7/14/11 (g)	13	13
Monumental Global Funding III 5.5% 4/22/13 (g)	18	19
New York Life Insurance Co. 6.75% 11/15/39 (g)	130	151
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	207	224
Pacific Life Global Funding 5.15% 4/15/13 (g)	28	30
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	203	268
Pacific LifeCorp 6% 2/10/20 (g)	230	243
Prudential Financial, Inc.:
3.625% 9/17/12	500	516
4.75% 9/17/15	500	535
5.15% 1/15/13	26	28
7.375% 6/15/19	120	143
QBE Insurance Group Ltd. 5.647% 7/1/23 (g)(m)	10	9
Symetra Financial Corp. 6.125% 4/1/16 (g)	38	40
The Chubb Corp. 5.75% 5/15/18	160	179
Unum Group:
5.625% 9/15/20	199	202
7.125% 9/30/16	19	22
		4,642
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc. 5.5% 1/15/12	10	10
BRE Properties, Inc. 5.5% 3/15/17	21	23
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
5.25% 4/15/11	$ 19	$ 19
5.375% 10/15/12	80	83
7.5% 4/1/17	203	232
Duke Realty LP 4.625% 5/15/13	5	5
Equity One, Inc. 6.25% 12/15/14	947	1,016
Federal Realty Investment Trust:
5.9% 4/1/20	95	104
6% 7/15/12	23	24
UDR, Inc. 5.5% 4/1/14	498	527
Washington (REIT):
5.25% 1/15/14	10	11
5.95% 6/15/11	29	29
		2,083
Real Estate Management & Development - 0.5%
Arden Realty LP 5.2% 9/1/11	11	11
BioMed Realty LP 6.125% 4/15/20	126	132
Brandywine Operating Partnership LP:
5.7% 5/1/17	1,000	1,042
5.75% 4/1/12	39	40
Digital Realty Trust LP 4.5% 7/15/15	172	177
Duke Realty LP:
5.4% 8/15/14	221	236
5.625% 8/15/11	24	24
5.95% 2/15/17	57	61
6.25% 5/15/13	285	309
6.5% 1/15/18	285	314
6.75% 3/15/20	12	13
8.25% 8/15/19	127	153
ERP Operating LP:
4.75% 7/15/20	265	269
5.375% 8/1/16	117	129
5.5% 10/1/12	139	148
5.75% 6/15/17	466	513
Liberty Property LP:
4.75% 10/1/20	394	390
5.125% 3/2/15	7	7
5.5% 12/15/16	12	13
6.625% 10/1/17	281	323
Mack-Cali Realty LP 7.75% 8/15/19	23	28
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP 4.2% 2/1/15	$ 138	$ 145
Tanger Properties LP:
6.125% 6/1/20	201	217
6.15% 11/15/15	33	36
		4,730
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
5.65% 5/1/18	490	518
6.5% 8/1/16	300	337
First Niagara Financial Group, Inc. 6.75% 3/19/20	293	318
		1,173
TOTAL FINANCIALS		36,589
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Celgene Corp. 2.45% 10/15/15	20	19
Health Care Providers & Services - 0.1%
Express Scripts, Inc.:
5.25% 6/15/12	267	280
6.25% 6/15/14	98	109
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	38
4.125% 9/15/20	259	252
UnitedHealth Group, Inc. 3.875% 10/15/20	21	20
WellPoint, Inc. 4.35% 8/15/20	21	21
		720
Pharmaceuticals - 0.0%
Watson Pharmaceuticals, Inc. 5% 8/15/14	23	25
TOTAL HEALTH CARE		764
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	18	19
6.375% 6/1/19 (g)	309	345
		364
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	$ 22	$ 23
6.9% 7/2/19	6	6
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	13	13
8.36% 7/20/20	10	10
		52
TOTAL INDUSTRIALS		416
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	28	31
6% 10/1/12	788	843
		874
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	12	13
5.5% 5/15/12	13	14
		27
TOTAL INFORMATION TECHNOLOGY		901
MATERIALS - 0.2%
Chemicals - 0.1%
Dow Chemical Co.:
4.85% 8/15/12	425	447
7.6% 5/15/14	501	582
		1,029
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	15	16
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (g)	211	254
ArcelorMittal SA 3.75% 3/1/16	103	103
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
United States Steel Corp. 6.65% 6/1/37	$ 261	$ 232
Vale Overseas Ltd. 6.25% 1/23/17	503	567
		1,156
TOTAL MATERIALS		2,201
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
2.5% 8/15/15	922	913
6.3% 1/15/38	398	413
BellSouth Capital Funding Corp. 7.875% 2/15/30	59	72
CenturyLink, Inc. 7.6% 9/15/39	280	296
Sprint Capital Corp. 6.875% 11/15/28	600	541
Telecom Italia Capital SA:
4.95% 9/30/14	783	805
5.25% 10/1/15	20	20
7.175% 6/18/19	17	18
7.2% 7/18/36	275	269
Telefonica Emisiones SAU:
5.134% 4/27/20	380	378
5.462% 2/16/21	242	246
Verizon Communications, Inc.:
6.25% 4/1/37	187	194
6.9% 4/15/38	260	295
Verizon New England, Inc. 6.5% 9/15/11	7	7
Verizon New York, Inc. 6.875% 4/1/12	21	22
		4,489
Wireless Telecommunication Services - 0.1%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	385	414
5.875% 10/1/19	440	477
6.35% 3/15/40	131	134
Sprint Nextel Corp. 6% 12/1/16	105	105
Vodafone Group PLC 5% 12/16/13	18	20
		1,150
TOTAL TELECOMMUNICATION SERVICES		5,639
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.7%
Electric Utilities - 0.4%
Alabama Power Co. 3.375% 10/1/20	$ 202	$ 191
Ameren Illinois Co. 6.125% 11/15/17	165	184
AmerenUE 6.4% 6/15/17	24	27
Cleveland Electric Illuminating Co. 5.65% 12/15/13	33	36
Commonwealth Edison Co.:
1.625% 1/15/14	206	205
5.4% 12/15/11	258	268
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (g)	555	574
Edison International 3.75% 9/15/17	226	224
EDP Finance BV:
4.9% 10/1/19 (g)	100	91
6% 2/2/18 (g)	247	243
FirstEnergy Corp. 7.375% 11/15/31	367	400
FirstEnergy Solutions Corp.:
4.8% 2/15/15	92	97
6.05% 8/15/21	281	294
Kentucky Utilities Co.:
3.25% 11/1/20 (g)	27	25
5.125% 11/1/40 (g)	194	188
LG&E and KU Energy LLC:
2.125% 11/15/15 (g)	255	244
3.75% 11/15/20 (g)	49	46
Louisville Gas & Electric Co. 5.125% 11/15/40 (g)	58	56
Nevada Power Co.:
6.5% 5/15/18	165	189
6.5% 8/1/18	12	14
Pepco Holdings, Inc. 2.7% 10/1/15	240	236
Progress Energy, Inc.:
4.4% 1/15/21	419	417
6% 12/1/39	368	386
7.1% 3/1/11	27	27
Sierra Pacific Power Co. 5.45% 9/1/13	12	13
Tampa Electric Co. 5.4% 5/15/21 (g)	128	138
		4,813
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	16	18
Exelon Generation Co. LLC 4% 10/1/20	628	584
PPL Energy Supply LLC 6.5% 5/1/18	310	343
		945
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	$ 136	$ 143
Dominion Resources, Inc.:
6.3% 9/30/66 (m)	26	25
7.5% 6/30/66 (m)	26	27
DTE Energy Co. 7.05% 6/1/11	8	8
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	19	20
6.5% 9/15/37	181	201
National Grid PLC 6.3% 8/1/16	183	209
NiSource Finance Corp.:
5.4% 7/15/14	11	12
5.45% 9/15/20	148	154
6.25% 12/15/40	81	84
6.4% 3/15/18	11	12
6.8% 1/15/19	677	780
Wisconsin Energy Corp. 6.25% 5/15/67 (m)	21	21
		1,696
TOTAL UTILITIES		7,454
TOTAL NONCONVERTIBLE BONDS (Cost $72,061)		77,304
U.S. Government and Government Agency Obligations - 12.7%

U.S. Government Agency Obligations - 1.0%
Fannie Mae:
0.375% 12/28/12	540	536
0.75% 2/26/13	249	249
1.25% 8/20/13	1,954	1,963
1.25% 2/27/14	307	306
1.75% 2/22/13	2,658	2,708
5% 2/16/12	270	282
Federal Home Loan Bank 1.625% 3/20/13	440	448
Freddie Mac:
0.75% 3/28/13	833	832
1.125% 7/27/12	60	60
1.375% 2/25/14	2,043	2,046
1.75% 6/15/12	488	496
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
2.125% 3/23/12	$ 21	$ 21
5.25% 7/18/11	406	414
Tennessee Valley Authority 5.375% 4/1/56	405	428
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		10,789
U.S. Treasury Inflation Protected Obligations - 1.3%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	2,484	2,593
2.125% 2/15/41	250	260
2.5% 1/15/29	1,021	1,148
U.S. Treasury Inflation-Indexed Notes 1.375% 1/15/20	9,152	9,599
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		13,600
U.S. Treasury Obligations - 10.4%
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.15% 3/3/11 to 4/14/11 (j)	310	310
U.S. Treasury Bonds:
3.875% 8/15/40	5,563	4,995
4.25% 11/15/40	4,855	4,656
4.375% 11/15/39	2,645	2,595
4.75% 2/15/41	732	763
U.S. Treasury Notes:
1.25% 8/31/15	289	281
1.375% 11/30/15	1	1
1.75% 3/31/14	2,433	2,473
1.875% 9/30/17	79	75
2.125% 2/29/16	5,002	5,000
2.375% 8/31/14	20,000	20,645
2.375% 9/30/14	5,000	5,159
2.375% 2/28/15	10,643	10,937
2.5% 4/30/15	4,000	4,123
2.625% 7/31/14	13,330	13,889
2.625% 8/15/20	278	261
2.625% 11/15/20	9,939	9,297
3.125% 4/30/17	5,915	6,105
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 5/15/19	$ 5,000	$ 5,015
3.625% 2/15/21	14,664	14,918
TOTAL U.S. TREASURY OBLIGATIONS		111,498
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $133,999)		135,887
U.S. Government Agency - Mortgage Securities - 5.1%

Fannie Mae - 4.1%
2.59% 6/1/36 (m)	11	12
3.5% 1/1/26 to 11/1/40	1,497	1,474
3.5% 3/1/26 (h)(i)	2,000	2,004
3.536% 7/1/37 (m)	34	35
4% 3/1/26 (h)	500	514
4% 3/1/26 (h)	1,000	1,028
4% 9/1/40 to 2/1/41	2,221	2,194
4% 3/1/41 (h)	600	592
4% 3/1/41 (h)	500	493
4.5% 3/1/26 (h)	100	105
4.5% 9/1/40	983	1,003
4.5% 3/1/41 (h)(i)	3,100	3,159
4.5% 3/1/41 (h)(i)	1,000	1,019
4.5% 3/1/41 (h)(i)	1,000	1,019
4.5% 3/1/41 (h)	1,000	1,019
4.5% 3/1/41 (h)	300	306
5% 6/1/24 to 8/1/40 (i)	5,041	5,324
5% 3/1/41 (h)(i)	3,000	3,142
5% 3/1/41 (h)(i)	2,000	2,095
5% 3/1/41 (h)(i)	1,000	1,047
5.5% 11/1/33 to 12/1/39	6,111	6,538
5.5% 3/1/41 (h)	700	748
6% 11/1/35 to 4/1/39	2,841	3,090
6% 3/1/41 (h)(i)	5,500	5,978
TOTAL FANNIE MAE		43,938
Freddie Mac - 0.4%
3.352% 10/1/35 (m)	29	31
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.5% 3/1/41 (h)	$ 1,000	$ 1,018
4.5% 3/1/41 (h)	1,000	1,018
5% 7/1/40 to 8/1/40	1,418	1,486
5.5% 10/1/38	968	1,033
TOTAL FREDDIE MAC		4,586
Ginnie Mae - 0.6%
4.5% 6/15/39 to 6/15/40	3,390	3,508
5% 3/1/41 (h)(i)	1,000	1,062
5% 3/1/41 (h)(i)	1,000	1,062
5% 3/1/41 (h)(i)	1,000	1,062
TOTAL GINNIE MAE		6,694
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $55,137)		55,218
Asset-Backed Securities - 1.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7315% 4/25/35 (m)	77	58
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 1.0115% 3/25/34 (m)	2	2
Series 2005-HE2 Class M2, 0.7115% 4/25/35 (m)	8	7
Series 2006-OP1:
Class M4, 0.6315% 4/25/36 (m)	8	0*
Class M5, 0.6515% 4/25/36 (m)	0*	0*
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.742% 10/20/14 (m)	2	0*
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (g)	160	162
Class A4, 3% 10/15/15 (g)	160	165
Series 2010-5 Class A4, 1.75% 3/15/16	140	138
Series 2011-1 Class A4, 2.14% 3/15/16	630	633
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (g)	320	328
Series 2011-1 Class A2, 2.15% 1/15/16	310	310
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	260	260
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	$ 44	$ 45
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9615% 12/25/33 (m)	4	4
Series 2004-R2 Class M3, 0.8115% 4/25/34 (m)	6	2
Series 2005-R2 Class M1, 0.7115% 4/25/35 (m)	93	80
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.04% 3/25/34 (m)	2	2
Series 2004-W11 Class M2, 0.9615% 11/25/34 (m)	25	19
Series 2004-W7 Class M1, 0.8115% 5/25/34 (m)	27	19
Series 2006-W4 Class A2C, 0.4215% 5/25/36 (m)	63	23
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0865% 4/25/34 (m)	121	98
Axon Financial Funding Ltd. 2.025% 4/4/17 (d)(g)(m)	229	0*
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (g)	300	311
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13	470	470
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3128% 12/26/24 (m)	73	66
C-BASS Trust Series 2006-CB7 Class A2, 0.3215% 10/25/36 (m)	4	4
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	123	126
Capital One Multi-Asset Execution Trust Series 2009-A2 Class A2, 3.2% 4/15/14	1,000	1,008
Capital Trust Ltd. Series 2004-1:
Class A2, 0.712% 7/20/39 (g)(m)	21	16
Class B, 1.012% 7/20/39 (g)(m)	12	5
Class C, 1.362% 7/20/39 (g)(m)	15	2
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	37	38
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5615% 7/25/36 (m)	52	3
Series 2006-NC2 Class M7, 1.1115% 6/25/36 (m)	19	0*
Series 2006-RFC1 Class M9, 2.1315% 5/25/36 (m)	8	1
Series 2007-RFC1 Class A3, 0.4015% 12/25/36 (m)	82	31
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	590	590
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (g)	98	98
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	1,000	1,022
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5315% 5/25/37 (m)	$ 35	$ 5
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)	15	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2315% 4/25/34 (m)	7	3
Series 2004-4 Class M2, 1.0565% 6/25/34 (m)	27	15
Series 2005-3 Class MV1, 0.6815% 8/25/35 (m)	38	37
Series 2005-AB1 Class A2, 0.4715% 8/25/35 (m)	4	4
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (g)	17	17
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6842% 5/28/35 (m)	2	1
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4365% 8/25/34 (m)	13	8
Series 2006-3 Class 2A3, 0.4215% 11/25/36 (m)	204	75
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0865% 3/25/34 (m)	1	0*
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.8% 7/15/13 (g)	490	490
Ford Credit Auto Owner Trust:
Series 2006-C Class B, 5.3% 6/15/12	10	10
Series 2009-D:
Class A3, 2.17% 10/15/13	184	186
Class A4, 2.98% 8/15/14	200	207
Series 2010-B Class A3, 0.98% 10/15/14	330	331
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8158% 6/15/13 (m)	34	34
Series 2010-5 Class A1, 1.5% 9/15/15	340	337
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.7515% 1/25/35 (m)	43	21
Class M4, 0.9415% 1/25/35 (m)	16	5
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (g)(m)	106	63
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (g)	73	58
GE Business Loan Trust:
Series 2003-1 Class A, 0.6958% 4/15/31 (g)(m)	11	10
Series 2006-2A:
Class A, 0.4458% 11/15/34 (g)(m)	49	40
Class B, 0.5458% 11/15/34 (g)(m)	17	11
Class C, 0.6458% 11/15/34 (g)(m)	29	15
Class D, 1.0158% 11/15/34 (g)(m)	11	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9115% 6/25/34 (m)	$ 99	$ 69
Series 2007-HE1 Class M1, 0.5115% 3/25/47 (m)	41	2
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3415% 5/25/30 (g)(m)	4	2
Series 2006-3:
Class B, 0.6615% 9/25/46 (g)(m)	30	15
Class C, 0.8115% 9/25/46 (g)(m)	69	17
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5515% 8/25/33 (m)	35	29
Series 2003-5 Class A2, 0.9615% 12/25/33 (m)	1	1
Series 2005-5 Class 2A2, 0.5115% 11/25/35 (m)	4	4
Series 2006-1 Class 2A3, 0.4865% 4/25/36 (m)	48	47
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.552% 3/20/36 (m)	33	28
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4515% 1/25/37 (m)	56	24
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	200	202
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3915% 11/25/36 (m)	56	48
Class MV1, 0.4915% 11/25/36 (m)	46	30
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6328% 12/27/29 (m)	34	29
Series 2006-A Class 2C, 1.4528% 3/27/42 (m)	43	8
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	34	35
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3415% 6/25/34 (m)	4	3
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (g)	1	1
Class C, 5.691% 10/20/28 (g)	0*	0*
Class D, 6.01% 10/20/28 (g)	5	4
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5215% 10/25/36 (m)	20	1
Series 2007-HE1 Class M1, 0.5615% 5/25/37 (m)	36	2
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9115% 7/25/34 (m)	4	3
Series 2006-FM1 Class A2B, 0.3715% 4/25/37 (m)	75	69
Series 2006-OPT1 Class A1A, 0.5215% 6/25/35 (m)	71	58
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6015% 8/25/34 (m)	3	2
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC1 Class M1, 0.7015% 1/25/35 (m)	$ 18	$ 13
Series 2005-NC2 Class B1, 1.4315% 3/25/35 (m)	19	3
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (o)	112	15
Series 2006-4:
Class A1, 0.2915% 3/25/25 (m)	6	6
Class D, 1.3615% 5/25/32 (m)	32	1
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7715% 9/25/35 (m)	65	43
Series 2005-D Class M2, 0.7315% 2/25/36 (m)	13	1
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15	307	309
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16	200	198
Ocala Funding LLC:
Series 2005-1A Class A, 1.7535% 3/20/49 (d)(g)	25	0
Series 2006-1A Class A, 1.662% 3/20/49 (d)(g)(m)	53	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3515% 5/25/37 (m)	2	2
Series 2007-6 Class 2A1, 0.3215% 7/25/37 (m)	4	4
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5115% 9/25/34 (m)	24	15
Class M4, 1.7115% 9/25/34 (m)	31	14
Series 2005-WCH1:
Class M2, 0.7815% 1/25/36 (m)	35	32
Class M3, 0.8215% 1/25/36 (m)	22	15
Class M4, 1.0915% 1/25/36 (m)	67	28
Series 2005-WHQ2:
Class M7, 1.5115% 5/25/35 (m)	79	2
Class M9, 2.1415% 5/25/35 (m)	1	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8158% 3/15/15 (g)(m)	94	94
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4915% 12/25/36 (m)	22	1
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3315% 2/25/37 (m)	3	3
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0615% 4/25/33 (m)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0565% 3/25/35 (m)	69	57
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4106% 3/20/19 (FGIC Insured) (g)(m)	$ 27	$ 26
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2516% 6/15/33 (m)	57	5
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4115% 9/25/34 (m)	3	1
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1215% 9/25/34 (m)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8628% 4/6/42 (g)(m)	59	2
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13 (AMBAC Insured)	17	17
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.85% 11/20/13	370	370
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)	40	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7658% 8/15/15 (g)(m)	317	316
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(g)	0*	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1031% 10/25/44 (g)(m)	81	36
TOTAL ASSET-BACKED SECURITIES (Cost $9,894)		10,495
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7331% 4/12/56 (g)(m)	64	63
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6983% 4/10/49 (m)	4	2
Class C, 5.6983% 4/10/49 (m)	11	5
Class D, 5.6983% 4/10/49 (m)	6	2
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9055% 1/25/34 (m)	23	22
Series 2004-1 Class 2A2, 3.2375% 10/25/34 (m)	38	35
Series 2004-A Class 2A2, 2.9991% 2/25/34 (m)	36	32
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (m)	3	2
Class 2A2, 3.0527% 3/25/34 (m)	14	13
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5415% 1/25/35 (m)	$ 97	$ 80
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.9853% 2/25/37 (m)	62	61
Series 2007-A2 Class 2A1, 3.0618% 7/25/37 (m)	14	14
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0995% 12/10/49 (m)	75	79
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.4204% 8/25/34 (m)	53	53
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)	84	38
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7648% 7/16/34 (g)(m)	56	56
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.9234% 11/25/34 (m)	66	62
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8757% 10/25/34 (m)	62	60
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4631% 10/18/54 (g)(m)	129	128
Class C2, 0.7731% 10/18/54 (g)(m)	43	43
Class M2, 0.5531% 10/18/54 (g)(m)	74	73
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7825% 11/20/56 (g)(m)	110	107
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.463% 12/20/54 (g)(m)	271	174
Series 2006-2 Class C1, 0.733% 12/20/54 (m)	242	156
Series 2006-3 Class C2, 0.763% 12/20/54 (m)	50	32
Series 2006-4:
Class B1, 0.353% 12/20/54 (m)	169	139
Class C1, 0.643% 12/20/54 (m)	103	66
Class M1, 0.433% 12/20/54 (m)	44	33
Series 2007-1:
Class 1C1, 0.863% 12/20/54 (m)	84	54
Class 1M1, 0.563% 12/20/54 (m)	54	41
Class 2C1, 1.223% 12/20/54 (m)	38	24
Class 2M1, 0.763% 12/20/54 (m)	70	53
Series 2007-2 Class 2C1, 0.694% 12/17/54 (m)	97	62
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7531% 1/20/44 (m)	19	15
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.9085% 4/25/35 (m)	20	17
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.482% 5/19/35 (m)	$ 17	$ 11
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (m)	3	3
Class A3, 5.447% 6/12/47 (m)	142	147
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9004% 8/25/36 (m)	90	75
Series 2004-A3 Class 4A1, 4.29% 7/25/34 (m)	65	63
Series 2004-A5 Class 2A1, 2.6869% 12/25/34 (m)	72	67
Series 2006-A2 Class 5A1, 2.9739% 11/25/33 (m)	167	160
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	34	37
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4715% 5/25/47 (m)	46	32
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4315% 2/25/37 (m)	67	48
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.436% 6/15/22 (g)(m)	9	9
Class C, 0.456% 6/15/22 (g)(m)	58	51
Class D, 0.466% 6/15/22 (g)(m)	22	19
Class E, 0.476% 6/15/22 (g)(m)	35	30
Class F, 0.506% 6/15/22 (g)(m)	64	53
Class G, 0.576% 6/15/22 (g)(m)	13	11
Class H, 0.596% 6/15/22 (g)(m)	27	21
Class J, 0.636% 6/15/22 (g)(m)	31	23
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.7866% 8/25/34 (m)	86	82
Series 2005-A2 Class A7, 2.6496% 2/25/35 (m)	55	51
Series 2006-A6 Class A4, 3.1889% 10/25/33 (m)	53	51
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (m)	321	338
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5515% 7/25/35 (m)	103	85
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5615% 3/25/37 (m)	111	7
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.81% 10/25/35 (m)	179	156
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.614% 7/10/35 (g)(m)	38	31
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 7	$ 8
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7115% 6/25/33 (g)(m)	11	9
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (m)	2	1
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3732% 4/25/33 (m)	24	23
Series 2003-20 Class 1A1, 5.5% 7/25/33	20	20
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.46% 9/25/36 (m)	148	105
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.7159% 8/25/33 (m)	43	40
Series 2005-AR3 Class A2, 2.7112% 3/25/35 (m)	116	104
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.8554% 12/25/34 (m)	37	37
Series 2004-H Class A1, 4.5271% 6/25/34 (m)	66	65
Series 2004-W Class A9, 2.7616% 11/25/34 (m)	120	116
Series 2005-AR10 Class 2A2, 2.833% 6/25/35 (m)	90	87
Series 2005-AR12 Class 2A6, 2.8181% 7/25/35 (m)	133	126
Series 2005-AR3 Class 2A1, 2.8794% 3/25/35 (m)	76	69
TOTAL PRIVATE SPONSOR		4,367
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17	25	27
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,958)		4,394
Commercial Mortgage Securities - 2.7%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0685% 2/14/43 (m)	55	59
Class A3, 7.1185% 2/14/43 (m)	60	65
Class A6, 7.4385% 2/14/43 (m)	88	94
Class PS1, 1.4561% 2/14/43 (m)(o)	223	5
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7218% 5/10/45 (m)	88	95
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-5:
Class A2, 5.317% 9/10/47	$ 286	$ 293
Class A3, 5.39% 9/10/47	105	108
Series 2006-6 Class A3, 5.369% 10/10/45	150	156
Series 2007-2 Class A1, 5.421% 4/10/49	6	6
Series 2007-4 Class A3, 5.8093% 2/10/51 (m)	75	79
Series 2006-6 Class E, 5.619% 10/10/45 (g)	43	12
Series 2007-3:
Class A3, 5.6579% 6/10/49 (m)	125	130
Class A4, 5.6579% 6/10/49 (m)	156	167
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	164	175
Series 2004-2:
Class A3, 4.05% 11/10/38	15	16
Class A4, 4.153% 11/10/38	95	98
Series 2005-1 Class A3, 4.877% 11/10/42	68	68
Series 2006-1 Class A1, 5.219% 9/10/45 (m)	10	10
Series 2007-1 Class A2, 5.381% 1/15/49	174	177
Series 2001-3 Class H, 6.562% 4/11/37 (g)	42	43
Series 2001-PB1:
Class J, 7.166% 5/11/35 (g)	19	19
Class K, 6.15% 5/11/35 (g)	35	33
Series 2005-3 Series A3B, 5.09% 7/10/43 (m)	233	242
Series 2007-1 Class B, 5.543% 1/15/49	45	36
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5758% 3/15/22 (g)(m)	32	31
Class D, 0.6258% 3/15/22 (g)(m)	33	31
Class E, 0.6658% 3/15/22 (g)(m)	27	25
Class F, 0.7358% 3/15/22 (g)(m)	28	25
Class G, 0.7958% 3/15/22 (g)(m)	18	16
Series 2006-BIX1:
Class C, 0.4458% 10/15/19 (g)(m)	48	46
Class D, 0.4758% 10/15/19 (g)(m)	59	55
Class E, 0.5058% 10/15/19 (g)(m)	55	50
Class F, 0.5758% 10/15/19 (g)(m)	128	112
Class G, 0.5958% 10/15/19 (g)(m)	49	41
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1115% 12/25/33 (g)(m)	$ 3	$ 3
Series 2004-1:
Class A, 0.6215% 4/25/34 (g)(m)	46	41
Class B, 2.1615% 4/25/34 (g)(m)	5	3
Class M1, 0.8215% 4/25/34 (g)(m)	4	3
Class M2, 1.4615% 4/25/34 (g)(m)	4	3
Series 2004-2:
Class A, 0.6915% 8/25/34 (g)(m)	35	31
Class M1, 0.8415% 8/25/34 (g)(m)	8	6
Series 2004-3:
Class A1, 0.6315% 1/25/35 (g)(m)	79	68
Class A2, 0.6815% 1/25/35 (g)(m)	11	9
Class M1, 0.7615% 1/25/35 (g)(m)	14	10
Class M2, 1.2615% 1/25/35 (g)(m)	9	6
Series 2005-2A:
Class A1, 0.5715% 8/25/35 (g)(m)	69	57
Class M1, 0.6915% 8/25/35 (g)(m)	4	3
Class M2, 0.7415% 8/25/35 (g)(m)	7	4
Class M3, 0.7615% 8/25/35 (g)(m)	4	2
Class M4, 0.8715% 8/25/35 (g)(m)	3	2
Series 2005-3A:
Class A1, 0.5815% 11/25/35 (g)(m)	31	25
Class A2, 0.6615% 11/25/35 (g)(m)	26	20
Class M1, 0.7015% 11/25/35 (g)(m)	4	2
Class M2, 0.7515% 11/25/35 (g)(m)	5	3
Class M3, 0.7715% 11/25/35 (g)(m)	4	2
Class M4, 0.8615% 11/25/35 (g)(m)	5	3
Series 2005-4A:
Class A2, 0.6515% 1/25/36 (g)(m)	72	56
Class B1, 1.6615% 1/25/36 (g)(m)	6	2
Class M1, 0.7115% 1/25/36 (g)(m)	23	15
Class M2, 0.7315% 1/25/36 (g)(m)	7	4
Class M3, 0.7615% 1/25/36 (g)(m)	10	6
Class M4, 0.8715% 1/25/36 (g)(m)	6	3
Class M5, 0.9115% 1/25/36 (g)(m)	6	3
Class M6, 0.9615% 1/25/36 (g)(m)	6	2
Series 2006-1:
Class A2, 0.6215% 4/25/36 (g)(m)	11	9
Class M1, 0.6415% 4/25/36 (g)(m)	4	3
Class M2, 0.6615% 4/25/36 (g)(m)	4	3
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M3, 0.6815% 4/25/36 (g)(m)	$ 4	$ 2
Class M4, 0.7815% 4/25/36 (g)(m)	2	1
Class M5, 0.8215% 4/25/36 (g)(m)	2	1
Class M6, 0.9015% 4/25/36 (g)(m)	4	2
Series 2006-2A:
Class A1, 0.4915% 7/25/36 (g)(m)	188	150
Class A2, 0.5415% 7/25/36 (g)(m)	10	7
Class B1, 1.1315% 7/25/36 (g)(m)	4	1
Class B3, 2.9615% 7/25/36 (g)(m)	6	1
Class M1, 0.5715% 7/25/36 (g)(m)	10	6
Class M2, 0.5915% 7/25/36 (g)(m)	7	4
Class M3, 0.6115% 7/25/36 (g)(m)	6	3
Class M4, 0.6815% 7/25/36 (g)(m)	4	2
Class M5, 0.7315% 7/25/36 (g)(m)	5	2
Class M6, 0.8015% 7/25/36 (g)(m)	7	3
Series 2006-3A:
Class B1, 1.0615% 10/25/36 (g)(m)	7	1
Class B2, 1.6115% 10/25/36 (g)(m)	5	1
Class B3, 2.8615% 10/25/36 (g)(m)	8	1
Class M4, 0.6915% 10/25/36 (g)(m)	7	3
Class M5, 0.7415% 10/25/36 (g)(m)	9	3
Class M6, 0.8215% 10/25/36 (g)(m)	17	4
Series 2006-4A:
Class A1, 0.4915% 12/25/36 (g)(m)	31	25
Class A2, 0.5315% 12/25/36 (g)(m)	159	119
Class B1, 0.9615% 12/25/36 (g)(m)	5	1
Class B2, 1.5115% 12/25/36 (g)(m)	5	1
Class B3, 2.7115% 12/25/36 (g)(m)	8	1
Class M1, 0.5515% 12/25/36 (g)(m)	10	6
Class M2, 0.5715% 12/25/36 (g)(m)	6	3
Class M3, 0.6015% 12/25/36 (g)(m)	6	3
Class M4, 0.6615% 12/25/36 (g)(m)	8	4
Class M5, 0.7015% 12/25/36 (g)(m)	7	3
Class M6, 0.7815% 12/25/36 (g)(m)	6	2
Series 2007-1:
Class A2, 0.5315% 3/25/37 (g)(m)	35	25
Class B1, 0.9315% 3/25/37 (g)(m)	11	2
Class B2, 1.4115% 3/25/37 (g)(m)	8	1
Class B3, 3.6115% 3/25/37 (g)(m)	22	2
Class M1, 0.5315% 3/25/37 (g)(m)	10	5
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M2, 0.5515% 3/25/37 (g)(m)	$ 7	$ 3
Class M3, 0.5815% 3/25/37 (g)(m)	7	2
Class M4, 0.6315% 3/25/37 (g)(m)	6	2
Class M5, 0.6815% 3/25/37 (g)(m)	8	3
Class M6, 0.7615% 3/25/37 (g)(m)	12	3
Series 2007-2A:
Class A1, 0.5315% 7/25/37 (g)(m)	32	24
Class A2, 0.5815% 7/25/37 (g)(m)	30	15
Class B1, 1.8615% 7/25/37 (g)(m)	9	1
Class B2, 2.5115% 7/25/37 (g)(m)	8	1
Class B3, 3.6115% 7/25/37 (g)(m)	9	1
Class M1, 0.6315% 7/25/37 (g)(m)	11	3
Class M2, 0.6715% 7/25/37 (g)(m)	5	2
Class M3, 0.7515% 7/25/37 (g)(m)	6	1
Class M4, 0.9115% 7/25/37 (g)(m)	11	2
Class M5, 1.0115% 7/25/37 (g)(m)	10	2
Class M6, 1.2615% 7/25/37 (g)(m)	13	2
Series 2007-3:
Class A2, 0.5515% 7/25/37 (g)(m)	40	26
Class B1, 1.2115% 7/25/37 (g)(m)	8	1
Class B2, 1.8615% 7/25/37 (g)(m)	20	2
Class B3, 4.2615% 7/25/37 (g)(m)	10	1
Class M1, 0.5715% 7/25/37 (g)(m)	7	3
Class M2, 0.6015% 7/25/37 (g)(m)	7	3
Class M3, 0.6315% 7/25/37 (g)(m)	12	4
Class M4, 0.7615% 7/25/37 (g)(m)	19	5
Class M5, 0.8615% 7/25/37 (g)(m)	10	2
Class M6, 1.0615% 7/25/37 (g)(m)	7	1
Series 2007-4A:
Class B1, 2.8115% 9/25/37 (g)(m)	12	0*
Class B2, 3.7115% 9/25/37 (g)(m)	43	1
Class M1, 1.2115% 9/25/37 (g)(m)	12	2
Class M2, 1.3115% 9/25/37 (g)(m)	12	1
Class M4, 1.8615% 9/25/37 (g)(m)	29	3
Class M5, 2.0115% 9/25/37 (g)(m)	29	2
Class M6, 2.2115% 9/25/37 (g)(m)	30	2
Series 2004-1 Class IO, 1.25% 4/25/34 (g)(o)	167	6
Series 2007-5A Class IO, 3.047% 10/25/37 (g)(m)(o)	400	47
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7058% 3/15/19 (g)(m)	$ 36	$ 30
Class H, 0.9158% 3/15/19 (g)(m)	25	18
Class J, 1.1158% 3/15/19 (g)(m)	18	13
Series 2007-BBA8:
Class D, 0.5158% 3/15/22 (g)(m)	25	20
Class E, 0.5658% 3/15/22 (g)(m)	128	99
Class F, 0.6158% 3/15/22 (g)(m)	78	56
Class G, 0.6658% 3/15/22 (g)(m)	20	14
Class H, 0.8158% 3/15/22 (g)(m)	25	16
Class J, 0.9658% 3/15/22 (g)(m)	25	12
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	20	21
Series 2004-PWR3 Class A3, 4.487% 2/11/41	43	44
Series 2006-T24 Class A1, 4.905% 10/12/41 (m)	28	28
Series 2007-PW16 Class A4, 5.7174% 6/11/40 (m)	44	48
Series 2007-PW17 Class A1, 5.282% 6/11/50	16	17
Series 2007-T26 Class A1, 5.145% 1/12/45 (m)	13	13
Series 2003-PWR2 Class X2, 0.5297% 5/11/39 (g)(m)(o)	529	2
Series 2006-PW13 Class A3, 5.518% 9/11/41	265	278
Series 2006-PW14 Class X2, 0.6525% 12/11/38 (g)(m)(o)	855	15
Series 2006-T22 Class A4, 5.514% 4/12/38 (m)	9	10
Series 2007-PW16:
Class B, 5.7174% 6/11/40 (g)(m)	12	8
Class C, 5.7174% 6/11/40 (g)(m)	10	6
Class D, 5.7174% 6/11/40 (g)(m)	10	5
Series 2007-PW18 Class X2, 0.3155% 6/11/50 (g)(m)(o)	6,540	79
Series 2007-T28:
Class A1, 5.422% 9/11/42	7	8
Class X2, 0.1785% 9/11/42 (g)(m)(o)	3,222	24
C-BASS Trust floater Series 2006-SC1 Class A, 0.5315% 5/25/36 (g)(m)	39	29
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	88	93
Class XCL, 2.1173% 5/15/35 (g)(m)(o)	799	18
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.574% 8/15/21 (g)(m)	$ 27	$ 26
Class G, 0.594% 8/15/21 (g)(m)	20	19
Class H, 0.634% 8/15/21 (g)(m)	16	14
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	430	464
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (g)	114	103
Series 2007-C6:
Class A1, 5.622% 12/10/49 (m)	539	540
Class A4, 5.6981% 12/10/49 (m)	249	270
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49	59	60
Class A4, 5.322% 12/11/49	430	453
Series 2007-CD4:
Class A3, 5.293% 12/11/49	73	75
Class C, 5.476% 12/11/49	141	49
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8155% 5/15/46 (m)	75	80
Series 2006-C1 Class B, 5.359% 8/15/48	225	124
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4958% 4/15/17 (g)(m)	198	184
Class C, 0.5358% 4/15/17 (g)(m)	60	55
Class D, 0.5758% 4/15/17 (g)(m)	43	39
Class E, 0.6358% 4/15/17 (g)(m)	14	12
Class F, 0.6758% 4/15/17 (g)(m)	8	7
Class G, 0.8158% 4/15/17 (g)(m)	8	6
Class H, 0.8858% 4/15/17 (g)(m)	8	6
Class J, 1.1158% 4/15/17 (g)(m)	6	4
Series 2005-FL11:
Class C, 0.5658% 11/15/17 (g)(m)	57	54
Class D, 0.6058% 11/15/17 (g)(m)	3	3
Class E, 0.6558% 11/15/17 (g)(m)	11	10
Class F, 0.7158% 11/15/17 (g)(m)	8	8
Class G, 0.7658% 11/15/17 (g)(m)	6	5
Series 2006-FL12 Class AJ, 0.3958% 12/15/20 (g)(m)	107	99
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (m)	1	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	$ 214	$ 222
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (g)	127	127
Class AJFX, 5.478% 2/5/19 (g)	200	200
Series 2007-C9 Class A4, 5.8148% 12/10/49 (m)	166	181
Series 2006-C8 Class B, 5.44% 12/10/46	130	86
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	93	99
Series 2007-C2:
Class A2, 5.448% 1/15/49 (m)	435	442
Class A3, 5.542% 1/15/49 (m)	150	158
Series 2007-C3 Class A4, 5.7203% 6/15/39 (m)	45	48
Series 2006-C4 Class AAB, 5.439% 9/15/39	427	447
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)	68	72
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6158% 4/15/22 (g)(m)	268	209
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	75	77
Series 2004-C1:
Class A3, 4.321% 1/15/37	13	13
Class A4, 4.75% 1/15/37	35	37
Series 2001-CK6 Class AX, 0.8911% 8/15/36 (m)(o)	186	1
Series 2001-CKN5 Class AX, 1.9441% 9/15/34 (g)(m)(o)	528	2
Series 2004-C1 Class ASP, 0.9583% 1/15/37 (g)(m)(o)	4,150	1
Series 2006-C1 Class A3, 5.5457% 2/15/39 (m)	396	419
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4158% 2/15/22 (g)(m)	28	25
Class C:
0.4358% 2/15/22 (g)(m)	84	74
0.5358% 2/15/22 (g)(m)	30	25
Class F, 0.5858% 2/15/22 (g)(m)	60	49
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40	1,699	1,721
Series 2007-C1:
Class ASP, 0.4157% 2/15/40 (m)(o)	1,404	14
Class B, 5.487% 2/15/40 (g)(m)	115	17
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	$ 27	$ 27
Class G, 6.936% 3/15/33 (g)	49	49
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	443	467
Series 2001-1 Class X1, 0.9778% 5/15/33 (g)(m)(o)	274	3
Series 2007-C1 Class XP, 0.2003% 12/10/49 (m)(o)	830	4
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.5542% 5/10/43 (m)(o)	285	2
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.453% 11/5/21 (g)(m)	28	26
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	150	157
Series 2007-GG9 Class A4, 5.444% 3/10/39	218	233
Series 2005-GG3 Class XP, 0.6927% 8/10/42 (g)(m)(o)	1,255	8
Series 2006-GG7:
Class A3, 5.8829% 7/10/38 (m)	198	209
Class A4, 5.8829% 7/10/38 (m)	350	384
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (g)(o)	1,727	15
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.503% 6/6/20 (g)(m)	4	4
Class D, 0.543% 6/6/20 (g)(m)	18	17
Class E, 0.633% 6/6/20 (g)(m)	21	19
Class F, 0.703% 6/6/20 (g)(m)	38	33
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (g)(m)	44	43
Class D, 2.3636% 3/6/20 (g)(m)	117	114
Class F, 2.8433% 3/6/20 (g)(m)	4	4
Class G, 3.0177% 3/6/20 (g)(m)	2	2
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	23	23
Series 2005-GG4 Class XP, 0.7101% 7/10/39 (g)(m)(o)	1,366	12
Series 2006-GG6 Class A2, 5.506% 4/10/38	276	277
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	113	115
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust sequential payer: - continued
Series 2007-GG10:
Class A1, 5.69% 8/10/45	$ 2	$ 2
Class A2, 5.778% 8/10/45	36	37
Class A4, 5.8075% 8/10/45 (m)	256	273
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4358% 11/15/18 (g)(m)	49	46
Class C, 0.4758% 11/15/18 (g)(m)	35	33
Class D, 0.4958% 11/15/18 (g)(m)	10	10
Class E, 0.5458% 11/15/18 (g)(m)	15	13
Class F, 0.5958% 11/15/18 (g)(m)	22	19
Class G, 0.6258% 11/15/18 (g)(m)	19	16
Class H, 0.7658% 11/15/18 (g)(m)	15	12
sequential payer:
Series 2006-CB14 Class A3B, 5.4864% 12/12/44 (m)	223	233
Series 2006-LDP8 Class A4, 5.399% 5/15/45	48	52
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (m)	36	37
Class A3, 5.336% 5/15/47	31	33
Series 2007-CB19 Class A4, 5.7447% 2/12/49 (m)	263	283
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (m)	211	218
Series 2007-LDP10 Class A1, 5.122% 1/15/49	1	1
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	174	178
Class A3, 5.412% 1/15/49	321	341
Series 2005-CB13 Class E, 5.3502% 1/12/43 (g)(m)	38	4
Series 2005-LDP3 Class A3, 4.959% 8/15/42	467	486
Series 2006-CB17 Class A3, 5.45% 12/12/43	21	22
Series 2007-CB19:
Class B, 5.7447% 2/12/49 (m)	6	4
Class C, 5.7447% 2/12/49 (m)	17	9
Class D, 5.7447% 2/12/49 (m)	18	8
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (m)	14	9
Class CS, 5.466% 1/15/49 (m)	6	3
Class ES, 5.5411% 1/15/49 (g)(m)	39	10
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (g)	25	25
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.948% 7/15/44 (m)	$ 58	$ 63
Series 1998-C1 Class D, 6.98% 2/18/30	22	22
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	1	1
Series 2006-C1 Class A2, 5.084% 2/15/31	19	19
Series 2006-C6:
Class A1, 5.23% 9/15/39	6	6
Class A2, 5.262% 9/15/39 (m)	131	132
Series 2006-C7:
Class A1, 5.279% 11/15/38	24	24
Class A2, 5.3% 11/15/38	83	84
Class A3, 5.347% 11/15/38	56	60
Series 2007-C1:
Class A1, 5.391% 2/15/40 (m)	4	4
Class A4, 5.424% 2/15/40	210	225
Series 2007-C2 Class A3, 5.43% 2/15/40	146	156
Series 2001-C3 Class B, 6.512% 6/15/36	145	147
Series 2001-C7 Class D, 6.514% 11/15/33	83	85
Series 2005-C3 Class XCP, 0.7544% 7/15/40 (m)(o)	232	2
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (m)(o)	346	6
Series 2007-C1 Class XCP, 0.4772% 2/15/40 (m)(o)	129	2
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)	94	101
Series 2007-C7:
Class A3, 5.866% 9/15/45	75	81
Class XCP, 0.2848% 9/15/45 (m)(o)	5,756	57
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4958% 9/15/21 (g)(m)	24	22
Class E, 0.5558% 9/15/21 (g)(m)	86	76
Class F, 0.6058% 9/15/21 (g)(m)	52	44
Class G, 0.6258% 9/15/21 (g)(m)	102	83
Class H, 0.6658% 9/15/21 (g)(m)	26	21
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	133	136
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.2412% 11/12/37 (m)	123	125
Series 2005-LC1 Class F, 5.3853% 1/12/44 (g)(m)	65	33
Series 2006-C1 Class A2, 5.6109% 5/12/39 (m)	89	92
Series 2007-C1 Class A4, 5.8261% 6/12/50 (m)	284	308
Series 2008-C1 Class A4, 5.69% 2/12/51	160	171
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3813% 12/12/49 (m)	$ 34	$ 33
sequential payer:
Series 2006-1 CLass A3, 5.4839% 2/12/39 (m)	80	83
Series 2006-4 Class ASB, 5.133% 12/12/49 (m)	64	68
Series 2007-5:
Class A3, 5.364% 8/12/48	499	513
Class A4, 5.378% 8/12/48	3	3
Class B, 5.479% 2/12/17	225	99
Series 2007-6:
Class A1, 5.175% 3/12/51	3	3
Class A4, 5.485% 3/12/51 (m)	550	578
Series 2007-7 Class A4, 5.7439% 6/12/50 (m)	263	280
Series 2007-8 Class A1, 4.622% 8/12/49	7	7
Series 2006-4 Class XP, 0.6112% 12/12/49 (m)(o)	1,104	21
Series 2007-6 Class B, 5.635% 3/12/51 (m)	75	37
Series 2007-7 Class B, 5.75% 6/12/50	7	2
Series 2007-8 Class A3, 5.9645% 8/12/49 (m)	65	70
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.466% 7/15/19 (g)(m)	16	8
Series 2007-XCLA Class A1, 0.466% 7/17/17 (g)(m)	88	79
Series 2007-XLFA:
Class C, 0.426% 10/15/20 (g)(m)	43	36
Class D, 0.456% 10/15/20 (g)(m)	30	23
Class E, 0.516% 10/15/20 (g)(m)	38	25
Class F, 0.566% 10/15/20 (g)(m)	23	11
Class G, 0.606% 10/15/20 (g)(m)	28	11
Class H, 0.696% 10/15/20 (g)(m)	18	2
Class J, 0.846% 10/15/20 (g)(m)	20	1
Class MHRO, 0.956% 10/15/20 (g)(m)	18	6
Class MJPM, 1.266% 10/15/20 (g)(m)	1	1
Class MSTR, 0.966% 10/15/20 (g)(m)	11	3
Class NHRO, 1.156% 10/15/20 (g)(m)	27	6
Class NSTR, 1.116% 10/15/20 (g)(m)	9	2
sequential payer:
Series 2003-IQ5 Class X2, 0.9108% 4/15/38 (g)(m)(o)	207	1
Series 2005-IQ9 Class A3, 4.54% 7/15/56	111	114
Series 2006-T23 Class A1, 5.682% 8/12/41	10	10
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	$ 3	$ 3
Class A31, 5.439% 2/12/44 (m)	38	39
Series 2007-IQ13 Class A1, 5.05% 3/15/44	7	7
Series 2007-IQ14 Class A1, 5.38% 4/15/49	13	13
Series 2003-IQ6 Class X2, 0.5897% 12/15/41 (g)(m)(o)	444	2
Series 2005-IQ9 Class X2, 1.0924% 7/15/56 (g)(m)(o)	794	8
Series 2006-HQ8 Class A3, 5.442% 3/12/44 (m)	116	117
Series 2006-IQ11:
Class A3, 5.6957% 10/15/42 (m)	118	122
Class A4, 5.7317% 10/15/42 (m)	23	25
Series 2006-IQ12 Class B, 5.468% 12/15/43	75	49
Series 2006-T23 Class A3, 5.803% 8/12/41 (m)	38	41
Series 2007-HQ11 Class B, 5.538% 2/20/44 (m)	136	102
Series 2007-HQ12 Class A2, 5.5971% 4/12/49 (m)	522	535
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (m)	113	120
Class B, 5.7308% 4/15/49 (m)	18	10
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)	512	547
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	7	7
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (g)	47	47
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4658% 1/15/18 (g)(m)	58	55
Series 2006-WL7A:
Class E, 0.544% 9/15/21 (g)(m)	78	61
Class F, 0.604% 8/11/18 (g)(m)	85	57
Class G, 0.624% 8/11/18 (g)(m)	80	49
Class J, 0.864% 8/11/18 (g)(m)	18	8
Series 2007-WHL8:
Class AP1, 0.9658% 6/15/20 (g)(m)	5	4
Class AP2, 1.0658% 6/15/20 (g)(m)	9	6
Class F, 0.7458% 6/15/20 (g)(m)	168	109
Class LXR1, 0.9658% 6/15/20 (g)(m)	9	7
Class LXR2, 1.0658% 6/15/20 (g)(m)	115	91
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)	$ 95	$ 96
Series 2003-C8 Class A3, 4.445% 11/15/35	327	331
Series 2006-C27 Class A2, 5.624% 7/15/45	61	62
Series 2006-C29 Class A3, 5.313% 11/15/48	199	208
Series 2007-C30:
Class A1, 5.031% 12/15/43	0*	0*
Class A3, 5.246% 12/15/43	64	66
Class A4, 5.305% 12/15/43	377	385
Class A5, 5.342% 12/15/43	80	83
Series 2007-C31:
Class A1, 5.14% 4/15/47	0*	0*
Class A4, 5.509% 4/15/47	170	179
Series 2007-C32:
Class A2, 5.7406% 6/15/49 (m)	230	240
Class A3, 5.7456% 6/15/49 (m)	127	135
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(m)	36	36
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (g)(m)	58	56
Class 180B, 5.5782% 10/15/41 (g)(m)	26	24
Series 2005-C19 Class B, 4.892% 5/15/44	75	69
Series 2005-C22:
Class B, 5.3619% 12/15/44 (m)	166	148
Class F, 5.3619% 12/15/44 (g)(m)	125	71
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)	350	373
Series 2006-C29 Class E, 5.516% 11/15/48 (m)	75	40
Series 2007-C30:
Class C, 5.483% 12/15/43 (m)	225	116
Class D, 5.513% 12/15/43 (m)	120	49
Class XP, 0.4403% 12/15/43 (g)(m)(o)	833	10
Series 2007-C31 Class C, 5.6933% 4/15/47 (m)	21	11
Series 2007-C31A Class A2, 5.421% 4/15/47	2,166	2,240
Series 2007-C32:
Class D, 5.7456% 6/15/49 (m)	56	30
Class E, 5.7456% 6/15/49 (m)	89	38
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.8994% 2/15/51 (m)	50	54
Series 2007-C33 Class B, 5.8994% 2/15/51 (m)	126	93
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,096)		28,842
Municipal Securities - 0.1%
	Principal Amount (000s)	Value (000s)
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 1/1/35 (m)	$ 100	$ 98
California Gen. Oblig.:
6.2% 3/1/19	334	353
7.5% 4/1/34	240	257
7.55% 4/1/39	140	151
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	260	259
5.665% 3/1/18 (h)	190	190
5.877% 3/1/19 (h)	185	185
TOTAL MUNICIPAL SECURITIES (Cost $1,455)		1,493
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (m) (Cost $7)	8	7
Fixed-Income Funds - 9.7%
	Shares
Fidelity High Income Central Fund 2 (n)	234,139	26,404
Fidelity Mortgage Backed Securities Central Fund (n)	742,180	77,706
TOTAL FIXED-INCOME FUNDS (Cost $99,202)		104,110
Money Market Funds - 3.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	36,198,378	$ 36,198
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	261,250	261
TOTAL MONEY MARKET FUNDS (Cost $36,459)		36,459
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $946,547)		1,106,029
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(32,585)
NET ASSETS - 100%		$ 1,073,444
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
32 CME E-mini S&P 500 Index Contracts	March 2011	$ 2,122	$ 144

The face value of futures purchased as a percentage of net assets is 0.2%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $69,000) (l)

	Sept. 2037	$ 202	$ (189)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $47,000) (l)	Sept. 2037	135	(126)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (k)	Feb. 2034	1	(1)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (k)	Dec. 2034	79	(77)
TOTAL CREDIT DEFAULT SWAPS		$ 417	$ (393)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	7,613	93
		$ 8,030	$ (300)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,451,000 or 1.9% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $310,000.

(k) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(l) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $372,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AVEO Pharmaceuticals, Inc.	10/28/10	$ 53
Legend Pictures Holdings LLC unit	9/23/10	$ 311
Washington Mutual, Inc.	10/6/08	$ 17
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 51
Fidelity Corporate Bond 1-10 Year Central Fund	71
Fidelity High Income Central Fund 2	751
Fidelity Mortgage Backed Securities Central Fund	1,039
Fidelity Securities Lending Cash Central Fund	3
Total	$ 1,915
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Funds (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 5,692	$ -	$ 5,653*	$ -	0.0%
Fidelity High Income Central Fund 2	19,750	5,249	-	26,404	4.0%
Fidelity Mortgage Backed Securities Central Fund	62,901	15,594	-	77,706	0.8%
Total	$ 88,343	$ 20,843	$ 5,653*	$ 104,110
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 69,605	$ 69,294	$ -	$ 311
Consumer Staples	64,219	62,554	1,665	-
Energy	85,826	84,725	1,101	-
Financials	107,382	100,487	6,895	-
Health Care	65,008	63,267	1,741	-
Industrials	75,091	73,574	1,517	-
Information Technology	121,716	119,758	1,958	-
Materials	22,030	21,939	91	-
Telecommunication Services	20,012	19,136	876	-
Utilities	20,931	20,931	-	-
Corporate Bonds	77,304	-	77,304	-
U.S. Government and Government Agency Obligations	135,887	-	135,887	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
U.S. Government Agency - Mortgage Securities	$ 55,218	$ -	$ 55,218	$ -
Asset-Backed Securities	10,495	-	10,100	395
Collateralized Mortgage Obligations	4,394	-	4,378	16
Commercial Mortgage Securities	28,842	-	26,915	1,927
Municipal Securities	1,493	-	1,493	-
Preferred Securities	7	-	7	-
Fixed-Income Funds	104,110	104,110	-	-
Money Market Funds	36,459	36,459	-	-
Total Investments in Securities:	$ 1,106,029	$ 776,234	$ 327,146	$ 2,649
Derivative Instruments:
Assets
Futures Contracts	$ 144	$ 144	$ -	$ -
Swap Agreements	93	-	93	-
Total Assets	$ 237	$ 144	$ 93	$ -
Liabilities
Swap Agreements	$ (393)	$ -	$ (315)	$ (78)
Total Derivative Instruments:	$ (156)	$ 144	$ (222)	$ (78)
Other Financial Instruments:
Forward Commitments	$ (102)	$ -	$ (102)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 3,564
Total Realized Gain (Loss)	130
Total Unrealized Gain (Loss)	339
Cost of Purchases	511
Proceeds of Sales	(230)
Amortization/Accretion	53
Transfers in to Level 3	286
Transfers out of Level 3	(2,004)
Ending Balance	$ 2,649
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 396
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (78)
Total Unrealized Gain (Loss)	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (78)
Realized gain (loss) on Swap Agreements for the period	$ 1
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (393)
Equity Risk
Futures Contracts (b)	144	-
Interest Rate Risk
Swap Agreements (a)	93	-
Total Value of Derivatives	$ 237	$ (393)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

(b) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	26.2%
AAA,AA,A	6.6%
BBB	4.0%
BB	1.3%
B	1.5%
CCC,CC,C	0.2%
Not Rated	0.0%*
Equities	60.9%
Short-Term Investments and Net Other Assets	(0.7)%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

* Amount represents less than 0.1%
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.4%
United Kingdom	3.0%
Canada	1.1%
Switzerland	1.0%
Others (Individually Less Than 1%)	6.5%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $164,087,000 of which $111,226,000 and $52,861,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $252) - See accompanying schedule: Unaffiliated issuers (cost $810,886)	$ 965,460
Fidelity Central Funds (cost $135,661)	140,569
Total Investments (cost $946,547)		$ 1,106,029
Commitment to sell securities on a delayed delivery basis	(29,007)
Receivable for securities sold on a delayed delivery basis	28,905	(102)
Foreign currency held at value (cost $42)		42
Receivable for investments sold Regular delivery		15,334
Delayed delivery		52
Receivable for fund shares sold		1,274
Dividends receivable		916
Interest receivable		1,950
Distributions receivable from Fidelity Central Funds		7
Receivable for daily variation on futures contracts		12
Unrealized appreciation on swap agreements		93
Prepaid expenses		2
Other receivables		62
Total assets		1,125,671

Liabilities
Payable to custodian bank	$ 1,582
Payable for investments purchased Regular delivery	15,837
Delayed delivery	29,727
Payable for swap agreements	6
Payable for fund shares redeemed	2,835
Unrealized depreciation on swap agreements	393
Accrued management fee	363
Distribution and service plan fees payable	422
Other affiliated payables	232
Other payables and accrued expenses	569
Collateral on securities loaned, at value	261
Total liabilities		52,227

Net Assets		$ 1,073,444
Net Assets consist of:
Paid in capital		$ 1,043,060
Undistributed net investment income		2,054
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(130,534)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		158,864
Net Assets		$ 1,073,444

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($227,778 ÷ 14,691 shares)	$ 15.50

Maximum offering price per share (100/94.25 of $15.50)	$ 16.45
Class T: Net Asset Value and redemption price per share ($709,176 ÷ 45,383 shares)	$ 15.63

Maximum offering price per share (100/96.50 of $15.63)	$ 16.20
Class B: Net Asset Value and offering price per share ($23,259 ÷ 1,503 shares) A	$ 15.48

Class C: Net Asset Value and offering price per share ($73,142 ÷ 4,739 shares) A	$ 15.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($40,089 ÷ 2,548 shares)	$ 15.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)

Investment Income
Dividends		$ 4,785
Interest		5,463
Income from Fidelity Central Funds		1,915
Total income		12,163

Expenses
Management fee	$ 2,088
Transfer agent fees	1,159
Distribution and service plan fees	2,429
Accounting and security lending fees	216
Custodian fees and expenses	136
Independent trustees' compensation	3
Registration fees	54
Audit	63
Legal	11
Miscellaneous	6
Total expenses before reductions	6,165
Expense reductions	(44)	6,121
Net investment income (loss)		6,042
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,923
Fidelity Central Funds	484
Foreign currency transactions	(33)
Futures contracts	902
Swap agreements	1
Total net realized gain (loss)		45,277
Change in net unrealized appreciation (depreciation) on: Investment securities	111,383
Assets and liabilities in foreign currencies	(1)
Futures contracts	225
Swap agreements	18
Delayed delivery commitments	(84)
Total change in net unrealized appreciation (depreciation)		111,541
Net gain (loss)		156,818
Net increase (decrease) in net assets resulting from operations		$ 162,860

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,042	$ 15,345
Net realized gain (loss)	45,277	44,956
Change in net unrealized appreciation (depreciation)	111,541	8,858
Net increase (decrease) in net assets resulting from operations	162,860	69,159
Distributions to shareholders from net investment income	(7,000)	(15,844)
Distributions to shareholders from net realized gain	(697)	(1,114)
Total distributions	(7,697)	(16,958)
Share transactions - net increase (decrease)	(24,663)	(57,259)
Total increase (decrease) in net assets	130,500	(5,058)

Net Assets
Beginning of period	942,944	948,002
End of period (including undistributed net investment income of $2,054 and undistributed net investment income of $3,012, respectively)	$ 1,073,444	$ 942,944

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 L	2005 M
Selected Per-Share Data
Net asset value, beginning of period	$ 13.29	$ 12.61	$ 14.55	$ 17.37	$ 16.40	$ 16.56	$ 16.04
Income from Investment Operations
Net investment income (loss) E	.10	.24	.25	.29	.32	.21	.33
Net realized and unrealized gain (loss)	2.23	.70	(1.93)	(1.42)	1.84	.84	.58
Total from investment operations	2.33	.94	(1.68)	(1.13)	2.16	1.05	.91
Distributions from net investment income	(.11)	(.24)	(.21)	(.36)	(.34)	(.22)	(.39)
Distributions from net realized gain	(.01)	(.02)	(.05)	(1.33)	(.85)	(1.00)	-
Total distributions	(.12)	(.26) J	(.26)	(1.69)	(1.19)	(1.21) I	(.39)
Net asset value, end of period	$ 15.50	$ 13.29	$ 12.61	$ 14.55	$ 17.37	$ 16.40	$ 16.56
Total Return B, C, D	17.63%	7.44%	(11.30)%	(7.52)%	13.55%	6.66%	5.77%
Ratios to Average Net Assets F, H
Expenses before reductions	1.01% A	1.00%	1.06%	.98%	.98%	.99% A	1.00%
Expenses net of fee waivers, if any	1.01% A	1.00%	1.06%	.98%	.98%	.99% A	1.00%
Expenses net of all reductions	1.00% A	.99%	1.06%	.97%	.97%	.98% A	.96%
Net investment income (loss)	1.38% A	1.76%	2.24%	1.82%	1.89%	1.70% A	2.05%
Supplemental Data
Net assets, end of period (in millions)	$ 228	$ 203	$ 213	$ 270	$ 266	$ 208	$ 169
Portfolio turnover rate G	140% A, K	116%	215% K	103% K	88% K	59% A	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.21 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.995 per share. J Total distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.015 per share. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds. LFor the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. M For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 K	2005 L
Selected Per-Share Data
Net asset value, beginning of period	$ 13.40	$ 12.70	$ 14.66	$ 17.49	$ 16.50	$ 16.64	$ 16.12
Income from Investment Operations
Net investment income (loss) E	.09	.21	.23	.25	.28	.18	.29
Net realized and unrealized gain (loss)	2.25	.72	(1.95)	(1.44)	1.85	.86	.58
Total from investment operations	2.34	.93	(1.72)	(1.19)	2.13	1.04	.87
Distributions from net investment income	(.10)	(.21)	(.19)	(.31)	(.29)	(.18)	(.35)
Distributions from net realized gain	(.01)	(.02)	(.05)	(1.33)	(.85)	(1.00)	-
Total distributions	(.11)	(.23) I	(.24)	(1.64)	(1.14)	(1.18)	(.35)
Net asset value, end of period	$ 15.63	$ 13.40	$ 12.70	$ 14.66	$ 17.49	$ 16.50	$ 16.64
Total Return B, C, D	17.52%	7.32%	(11.54)%	(7.77)%	13.32%	6.53%	5.47%
Ratios to Average Net Assets F, H
Expenses before reductions	1.22% A	1.23%	1.29%	1.20%	1.20%	1.22% A	1.24%
Expenses net of fee waivers, if any	1.22% A	1.23%	1.29%	1.20%	1.20%	1.22% A	1.24%
Expenses net of all reductions	1.21% A	1.21%	1.29%	1.20%	1.20%	1.21% A	1.21%
Net investment income (loss)	1.17% A	1.54%	2.01%	1.59%	1.66%	1.47% A	1.81%
Supplemental Data
Net assets, end of period (in millions)	$ 709	$ 619	$ 621	$ 778	$ 948	$ 949	$ 1,038
Portfolio turnover rate G	140% A, J	116%	215% J	103% J	88% J	59% A	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.23 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.015 per share. J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds. KFor the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. L For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 L	2005 M
Selected Per-Share Data
Net asset value, beginning of period	$ 13.27	$ 12.58	$ 14.51	$ 17.32	$ 16.35	$ 16.50	$ 15.98
Income from Investment Operations
Net investment income (loss) E	.04	.13	.16	.16	.18	.10	.19
Net realized and unrealized gain (loss)	2.23	.71	(1.92)	(1.43)	1.82	.85	.59
Total from investment operations	2.27	.84	(1.76)	(1.27)	2.00	.95	.78
Distributions from net investment income	(.05)	(.13)	(.13)	(.21)	(.18)	(.11)	(.26)
Distributions from net realized gain	(.01)	(.02)	(.04)	(1.33)	(.85)	(1.00)	-
Total distributions	(.06)	(.15) J	(.17)	(1.54)	(1.03)	(1.10) I	(.26)
Net asset value, end of period	$ 15.48	$ 13.27	$ 12.58	$ 14.51	$ 17.32	$ 16.35	$ 16.50
Total Return B, C, D	17.17%	6.66%	(11.98)%	(8.31)%	12.59%	6.03%	4.92%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80% A	1.82%	1.83%	1.79%	1.80%	1.84% A	1.85%
Expenses net of fee waivers, if any	1.80% A	1.82%	1.83%	1.79%	1.80%	1.84% A	1.83%
Expenses net of all reductions	1.80% A	1.81%	1.83%	1.78%	1.80%	1.83% A	1.80%
Net investment income (loss)	.58% A	.94%	1.46%	1.00%	1.06%	.85% A	1.21%
Supplemental Data
Net assets, end of period (in millions)	$ 23	$ 24	$ 29	$ 45	$ 64	$ 79	$ 99
Portfolio turnover rate G	140% A, K	116%	215% K	103% K	88% K	59% A	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.10 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.995 per share. J Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.015 per share. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds. LFor the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. M For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 L	2005 M
Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 12.55	$ 14.49	$ 17.30	$ 16.34	$ 16.50	$ 15.98
Income from Investment Operations
Net investment income (loss) E	.05	.13	.17	.16	.19	.11	.20
Net realized and unrealized gain (loss)	2.22	.71	(1.93)	(1.41)	1.82	.84	.58
Total from investment operations	2.27	.84	(1.76)	(1.25)	2.01	.95	.78
Distributions from net investment income	(.06)	(.15)	(.13)	(.23)	(.20)	(.12)	(.26)
Distributions from net realized gain	(.01)	(.02)	(.05)	(1.33)	(.85)	(1.00)	-
Total distributions	(.07)	(.16) J	(.18)	(1.56)	(1.05)	(1.11) I	(.26)
Net asset value, end of period	$ 15.43	$ 13.23	$ 12.55	$ 14.49	$ 17.30	$ 16.34	$ 16.50
Total Return B, C, D	17.21%	6.69%	(12.02)%	(8.22)%	12.66%	6.04%	4.94%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75% A	1.76%	1.82%	1.74%	1.75%	1.78% A	1.81%
Expenses net of fee waivers, if any	1.75% A	1.76%	1.82%	1.74%	1.75%	1.78% A	1.81%
Expenses net of all reductions	1.74% A	1.75%	1.81%	1.74%	1.74%	1.77% A	1.77%
Net investment income (loss)	.63% A	1.00%	1.48%	1.05%	1.11%	.91% A	1.24%
Supplemental Data
Net assets, end of period (in millions)	$ 73	$ 62	$ 61	$ 79	$ 82	$ 73	$ 73
Portfolio turnover rate G	140% A, K	116%	215% K	103% K	88% K	59% A	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.11 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.995 per share. J Total distributions of $.16 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.015 per share. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds. LFor the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. M For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 J	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 13.49	$ 12.79	$ 14.76	$ 17.60	$ 16.60	$ 16.74	$ 16.21
Income from Investment Operations
Net investment income (loss) D	.12	.28	.28	.33	.38	.25	.37
Net realized and unrealized gain (loss)	2.27	.72	(1.95)	(1.44)	1.86	.85	.59
Total from investment operations	2.39	1.00	(1.67)	(1.11)	2.24	1.10	.96
Distributions from net investment income	(.14)	(.28)	(.25)	(.40)	(.39)	(.24)	(.43)
Distributions from net realized gain	(.01)	(.02)	(.05)	(1.33)	(.85)	(1.00)	-
Total distributions	(.15)	(.30) H	(.30)	(1.73)	(1.24)	(1.24)	(.43)
Net asset value, end of period	$ 15.73	$ 13.49	$ 12.79	$ 14.76	$ 17.60	$ 16.60	$ 16.74
Total Return B, C	17.76%	7.81%	(11.07)%	(7.29)%	13.92%	6.89%	6.04%
Ratios to Average Net Assets E, G
Expenses before reductions	.72% A	.73%	.79%	.71%	.68%	.69% A	.75%
Expenses net of fee waivers, if any	.72% A	.73%	.79%	.71%	.68%	.69% A	.75%
Expenses net of all reductions	.71% A	.72%	.78%	.70%	.67%	.67% A	.71%
Net investment income (loss)	1.66% A	2.03%	2.51%	2.09%	2.18%	2.00% A	2.30%
Supplemental Data
Net assets, end of period (in millions)	$ 40	$ 34	$ 24	$ 29	$ 32	$ 17	$ 20
Portfolio turnover rate F	140% A, I	116%	215% I	103% I	88% I	59% A	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.30 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.015 per share. I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds. JFor the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. K For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such

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3. Significant Accounting Policies - continued

Security Valuation - continued

securities. For corporate bonds, municipal securities, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 161,442
Gross unrealized depreciation	(8,925)
Net unrealized appreciation (depreciation) on securities and other investments	$ 152,517
Tax cost	$ 953,512

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

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5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (32)	$ 31
Equity Risk
Futures Contracts	902	225
Interest Rate Risk
Swap Agreements	33	(13)
Totals (a)(b)(c)	$ 903	$ 243

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $902 for futures contracts and $1 for swap agreements.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $225 for futures contracts and $18 for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

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5. Derivative Instruments - continued

Futures Contracts - continued

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $417 representing 0.04% of net assets.

Semiannual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities, and in-kind transactions, aggregated $410,814 and $431,584, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 271	$ 5
Class T	.25%	.25%	1,695	25
Class B	.75%	.25%	121	92
Class C	.75%	.25%	342	36
			$ 2,429	$ 158

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 37
Class T	14
Class B*	32
Class C*	2
$ 85

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 277.26
Class T	720.21
Class B	37.30
Class C	85.25
Institutional Class	40.22
	$ 1,159

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $18 for the period.

Exchange In-Kind. During the period, the Fund redeemed in-kind 52 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Exchange In-Kind - continued

the Fund invested, valued at $5,653 in exchange for cash and securities, including accrued interest. Realized gain (loss) of $484 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $44 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2011	Year ended August 31, 2010
From net investment income
Class A	$ 1,703	$ 4,084
Class T	4,586	10,195
Class B	91	279
Class C	289	700
Institutional Class	331	586
Total	$ 7,000	$ 15,844
From net realized gain
Class A	$ 150	$ 257
Class T	458	723
Class B	17	32
Class C	47	73
Institutional Class	25	29
Total	$ 697	$ 1,114

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010	Six months ended February 28, 2011	Year ended August 31, 2010
Class A
Shares sold	1,764	3,445	$ 26,014	$ 46,214
Reinvestment of distributions	120	311	1,745	4,153
Shares redeemed	(2,459)	(5,395)	(35,899)	(72,407)
Net increase (decrease)	(575)	(1,639)	$ (8,140)	$ (22,040)
Class T
Shares sold	4,983	10,287	$ 73,884	$ 139,493
Reinvestment of distributions	326	775	4,772	10,439
Shares redeemed	(6,161)	(13,729)	(91,346)	(185,874)
Net increase (decrease)	(852)	(2,667)	$ (12,690)	$ (35,942)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010	Six months ended February 28, 2011	Year ended August 31, 2010
Class B
Shares sold	47	313	$ 694	$ 4,209
Reinvestment of distributions	7	22	100	288
Shares redeemed	(365)	(806)	(5,351)	(10,844)
Net increase (decrease)	(311)	(471)	$ (4,557)	$ (6,347)
Class C
Shares sold	513	851	$ 7,580	$ 11,369
Reinvestment of distributions	21	51	299	685
Shares redeemed	(506)	(1,014)	(7,376)	(13,574)
Net increase (decrease)	28	(112)	$ 503	$ (1,520)
Institutional Class
Shares sold	360	963	$ 5,399	$ 13,098
Reinvestment of distributions	24	44	347	594
Shares redeemed	(377)	(373)	(5,526)	(5,102)
Net increase (decrease)	7	634	$ 220	$ 8,590

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIG-USAN-0411
1.786777.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Balanced Fund -
Institutional Class

Semiannual Report

February 28, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Class A	1.01%
Actual		$ 1,000.00	$ 1,176.30	$ 5.45
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06
Class T	1.22%
Actual		$ 1,000.00	$ 1,175.20	$ 6.58
HypotheticalA		$ 1,000.00	$ 1,018.74	$ 6.11
Class B	1.80%
Actual		$ 1,000.00	$ 1,171.70	$ 9.69
HypotheticalA		$ 1,000.00	$ 1,015.87	$ 9.00
Class C	1.75%
Actual		$ 1,000.00	$ 1,172.10	$ 9.42
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Institutional Class	.72%
Actual		$ 1,000.00	$ 1,177.60	$ 3.89
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.6	1.7
JPMorgan Chase & Co.	1.5	1.0
Procter & Gamble Co.	1.2	0.9
General Electric Co.	1.2	1.0
Royal Dutch Shell PLC Class B ADR	1.1	0.4
	7.6
Top Five Bond Issuers as of February 28, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	11.7	13.1
Fannie Mae	10.0	10.7
Freddie Mac	2.1	1.1
Ginnie Mae	2.1	1.9
Wachovia Bank Commercial Mortgage Trust	0.5	0.5
	26.4
Top Five Market Sectors as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	13.7	12.9
Information Technology	11.6	10.9
Energy	9.2	7.6
Consumer Discretionary	7.6	7.4
Industrials	7.4	6.4
Asset Allocation (% of fund's net assets)
As of February 28, 2011 *	As of August 31, 2010 **
Stocks and Equity Futures 60.9%	Stocks and Equity Futures 56.7%
Bonds 40.2%	Bonds 43.5%
Other Government Related 0.0%	Other Government Related† 0.2%
Other Investments 0.3%	Other Investments 0.3%
Short-Term Investments and Net Other Assets*** (1.4)%	Short-Term Investments and Net Other Assets*** (0.7)%

* Foreign investments	11.6%	** Foreign investments	10.0%
† Includes FDIC Guaranteed Corporate Securities
***Short-term Investments and Net Other Assets are not included in the pie chart

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.
A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 60.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.2%
Johnson Controls, Inc.	51,000	$ 2,081
TRW Automotive Holdings Corp. (a)	3,475	197
		2,278
Automobiles - 0.4%
Ford Motor Co. (a)	220,715	3,322
General Motors Co.	19,100	640
		3,962
Distributors - 0.1%
Li & Fung Ltd.	123,000	749
Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.	26,200	1,235
Marriott International, Inc. Class A	22,237	872
McDonald's Corp.	37,500	2,838
Royal Caribbean Cruises Ltd. (a)	15,900	696
Starbucks Corp.	64,005	2,111
Starwood Hotels & Resorts Worldwide, Inc.	28,600	1,747
		9,499
Household Durables - 0.3%
M.D.C. Holdings, Inc.	16,432	431
Stanley Black & Decker, Inc.	24,400	1,850
Whirlpool Corp.	8,300	685
		2,966
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	11,500	1,993
Expedia, Inc.	44,162	877
		2,870
Media - 2.5%
Comcast Corp. Class A	246,247	6,343
DIRECTV (a)	71,400	3,282
Legend Pictures Holdings LLC unit (a)(p)	415	311
Liberty Global, Inc. Class A (a)	25,600	1,078
The Walt Disney Co.	146,881	6,425
Time Warner Cable, Inc.	34,076	2,460
Time Warner, Inc.	100,453	3,837
Viacom, Inc. Class B (non-vtg.)	63,666	2,843
		26,579
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.4%
Nordstrom, Inc.	26,612	$ 1,204
Target Corp.	56,200	2,953
		4,157
Specialty Retail - 1.2%
Abercrombie & Fitch Co. Class A	5,600	321
Best Buy Co., Inc.	35,117	1,132
Home Depot, Inc.	120,800	4,526
Lowe's Companies, Inc.	157,380	4,119
Sally Beauty Holdings, Inc. (a)	47,700	619
TJX Companies, Inc.	33,500	1,671
Urban Outfitters, Inc. (a)	26,738	1,026
		13,414
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy - Louis Vuitton	2,677	422
TOTAL CONSUMER DISCRETIONARY		66,896
CONSUMER STAPLES - 6.0%
Beverages - 2.2%
Anheuser-Busch InBev SA NV	29,820	1,665
Coca-Cola Bottling Co. Consolidated	6,204	358
Coca-Cola FEMSA SAB de CV sponsored ADR	4,562	333
Coca-Cola Icecek AS	14,756	163
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	12,670	342
Constellation Brands, Inc. Class A (sub. vtg.) (a)	86,829	1,764
Diageo PLC sponsored ADR	30,763	2,408
Embotelladora Andina SA sponsored ADR	12,733	339
Molson Coors Brewing Co. Class B	44,169	2,020
PepsiCo, Inc.	40,677	2,580
Pernod-Ricard SA	2,300	212
The Coca-Cola Co.	171,826	10,983
		23,167
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	158,387	5,236
Fresh Market, Inc.	700	29
Safeway, Inc.	82,313	1,796
Susser Holdings Corp. (a)	7,001	97
United Natural Foods, Inc. (a)	4,260	181
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	27,404	$ 1,424
Walgreen Co.	26,391	1,144
		9,907
Food Products - 0.6%
Archer Daniels Midland Co.	16,906	629
Bunge Ltd.	14,297	1,032
Danone	4,096	257
Dean Foods Co. (a)	24,624	260
Nestle SA	29,945	1,696
Unilever NV unit	79,961	2,418
Viterra, Inc.	15,100	185
		6,477
Household Products - 1.5%
Colgate-Palmolive Co.	41,037	3,222
Procter & Gamble Co.	204,177	12,873
		16,095
Personal Products - 0.1%
Avon Products, Inc.	38,853	1,081
Tobacco - 0.7%
Altria Group, Inc.	42,543	1,079
British American Tobacco PLC sponsored ADR	55,490	4,502
Philip Morris International, Inc.	27,727	1,741
Souza Cruz Industria Comerico	3,550	170
		7,492
TOTAL CONSUMER STAPLES		64,219
ENERGY - 8.0%
Energy Equipment & Services - 2.4%
Aker Drilling ASA (a)	32,900	122
Aker Solutions ASA	8,400	178
Baker Hughes, Inc.	101,360	7,202
C&J Energy Services, Inc. (a)(g)	18,600	223
Complete Production Services, Inc. (a)	8,000	230
Discovery Offshore S.A. (a)(g)	50,600	113
Dresser-Rand Group, Inc. (a)	3,400	168
Ensco International Ltd. ADR	15,066	845
Halliburton Co.	163,492	7,674
National Oilwell Varco, Inc.	10,164	809
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	56,275	$ 2,516
Ocean Rig UDW, Inc. (a)	5,200	109
Oceaneering International, Inc. (a)	13,200	1,104
Saipem SpA	11,279	570
Schlumberger Ltd.	7,616	711
TETRA Technologies, Inc. (a)	18,100	250
Transocean Ltd. (a)	28,262	2,392
Vantage Drilling Co. (a)	84,000	175
		25,391
Oil, Gas & Consumable Fuels - 5.6%
Alpha Natural Resources, Inc. (a)	25,100	1,361
Anadarko Petroleum Corp.	16,448	1,346
Apache Corp.	34,743	4,330
BP PLC	39,300	317
BP PLC sponsored ADR	56,080	2,718
Canadian Natural Resources Ltd.	5,200	262
Chesapeake Energy Corp.	38,380	1,367
Chevron Corp.	5,919	614
Cimarex Energy Co.	9,800	1,138
CVR Energy, Inc. (a)	13,326	252
Denbury Resources, Inc. (a)	71,287	1,727
Exxon Mobil Corp.	91,134	7,795
Falkland Oil & Gas Ltd. (a)	45,500	60
Frontier Oil Corp.	19,400	541
Heritage Oil PLC	15,527	67
Holly Corp.	40,628	2,321
InterOil Corp. (a)	5,300	394
Marathon Oil Corp.	25,000	1,240
Massey Energy Co.	5,721	362
Murphy Oil Corp.	7,382	543
Newfield Exploration Co. (a)	17,821	1,297
Niko Resources Ltd.	2,678	229
Noble Energy, Inc.	3,400	315
Occidental Petroleum Corp.	50,886	5,189
Paladin Energy Ltd. (a)	23,421	119
Peabody Energy Corp.	6,100	399
PetroBakken Energy Ltd. Class A (f)	11,900	273
Petrobank Energy & Resources Ltd. (a)	28,513	734
Petrohawk Energy Corp. (a)	60,561	1,308
QEP Resources, Inc.	28,300	1,119
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Repsol YPF SA	13,156	$ 442
Resolute Energy Corp. (a)	24,545	445
Rockhopper Exploration PLC (a)	10,100	38
Rodinia Oil Corp.	22,000	55
Royal Dutch Shell PLC:
Class A sponsored ADR	223	16
Class B ADR	167,712	12,095
SM Energy Co.	3,000	217
Talisman Energy, Inc.	88,600	2,199
Targa Resources Corp.	7,534	247
Tesoro Corp. (a)	8,300	197
Valero Energy Corp.	9,974	281
Western Refining, Inc. (a)	30,430	495
Whiting Petroleum Corp. (a)	31,316	2,046
Williams Companies, Inc.	63,400	1,925
		60,435
TOTAL ENERGY		85,826
FINANCIALS - 10.0%
Capital Markets - 1.6%
BlackRock, Inc. Class A	9,739	1,987
Credit Suisse Group	43,217	1,999
Evercore Partners, Inc. Class A	9,100	314
ICAP PLC	19,500	165
Invesco Ltd.	60,362	1,620
MF Global Holdings Ltd. (a)	72,200	626
Morgan Stanley	127,376	3,781
Northern Trust Corp.	45,469	2,345
State Street Corp.	96,265	4,305
		17,142
Commercial Banks - 2.2%
Banco do Brasil SA	35,700	638
Banco Macro SA sponsored ADR	6,866	287
FirstMerit Corp.	36,597	624
Huntington Bancshares, Inc.	199,149	1,362
Industrial & Commercial Bank of China Ltd. (H Shares)	494,000	379
Mitsubishi UFJ Financial Group, Inc.	128,200	712
PT Bank Rakyat Indonesia Tbk	774,000	412
Regions Financial Corp.	277,960	2,124
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Sumitomo Mitsui Financial Group, Inc.	67,900	$ 2,570
SunTrust Banks, Inc.	64,318	1,940
Synovus Financial Corp.	149,658	382
U.S. Bancorp, Delaware	177,364	4,918
Wells Fargo & Co.	214,365	6,915
		23,263
Consumer Finance - 0.3%
Capital One Financial Corp.	40,982	2,040
Discover Financial Services	56,176	1,222
Promise Co. Ltd.	7,150	70
		3,332
Diversified Financial Services - 3.7%
African Bank Investments Ltd.	158,700	816
Bank of America Corp.	636,282	9,092
Citigroup, Inc. (a)	2,049,613	9,592
CME Group, Inc.	4,362	1,358
ING Groep NV (Certificaten Van Aandelen) unit (a)	89,400	1,122
IntercontinentalExchange, Inc. (a)	11,815	1,515
JPMorgan Chase & Co.	342,031	15,969
NBH Holdings Corp. Class A (a)(g)	28,500	492
		39,956
Insurance - 1.4%
Aon Corp.	11,788	621
CNO Financial Group, Inc. (a)	128,994	934
Fairfax Financial Holdings Ltd. (sub. vtg.)	3,600	1,395
Genworth Financial, Inc. Class A (a)	45,900	607
Lincoln National Corp.	42,580	1,351
MetLife, Inc.	99,101	4,693
Prudential Financial, Inc.	55,750	3,670
Torchmark Corp.	1,500	98
Unum Group	52,973	1,405
		14,774
Real Estate Investment Trusts - 0.5%
ProLogis Trust	194,145	3,157
The Macerich Co.	25,070	1,270
U-Store-It Trust	47,045	482
Weyerhaeuser Co.	34,930	853
		5,762
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.2%
Ayala Land, Inc.	1,038,000	$ 341
BR Malls Participacoes SA	100,000	953
Indiabulls Real Estate Ltd. (a)	214,084	491
PT Lippo Karawaci Tbk	5,897,125	361
		2,146
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	94,557	1,000
Washington Mutual, Inc. (p)	130,000	7
		1,007
TOTAL FINANCIALS		107,382
HEALTH CARE - 6.1%
Biotechnology - 0.9%
Amgen, Inc. (a)	27,064	1,389
AVEO Pharmaceuticals, Inc.	18,573	256
AVEO Pharmaceuticals, Inc. (p)	3,908	54
Biogen Idec, Inc. (a)	33,100	2,264
BioMarin Pharmaceutical, Inc. (a)	37,105	908
Exelixis, Inc. (a)	44,800	558
Gilead Sciences, Inc. (a)	94,604	3,688
Human Genome Sciences, Inc. (a)	9,700	243
Medivir AB (B Shares) (a)	4,654	103
		9,463
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	188,361	1,349
C. R. Bard, Inc.	14,462	1,414
Covidien PLC	88,993	4,579
Edwards Lifesciences Corp. (a)	24,348	2,071
IDEXX Laboratories, Inc. (a)	4,200	326
Mako Surgical Corp. (a)	42,311	872
Masimo Corp.	16,192	488
Quidel Corp. (a)	55,670	733
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	124,000	306
St. Jude Medical, Inc.	22,100	1,058
William Demant Holding AS (a)	12,206	1,036
		14,232
Health Care Providers & Services - 1.7%
CIGNA Corp.	38,839	1,634
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Diagnosticos da America SA	36,400	$ 440
Express Scripts, Inc. (a)	5,878	330
Henry Schein, Inc. (a)	34,600	2,387
McKesson Corp.	50,530	4,006
Medco Health Solutions, Inc. (a)	70,964	4,374
Quest Diagnostics, Inc.	5,800	329
UnitedHealth Group, Inc.	94,971	4,044
		17,544
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc. (a)	76,018	3,199
Illumina, Inc. (a)	25,815	1,792
QIAGEN NV (a)	14,500	299
		5,290
Pharmaceuticals - 1.7%
Allergan, Inc.	20,861	1,547
Genomma Lab Internacional SA de CV (a)	73,900	163
Johnson & Johnson	5,492	337
Lupin Ltd.	29,439	248
Merck & Co., Inc.	142,754	4,649
Novo Nordisk AS Series B	13,813	1,741
Pfizer, Inc.	256,589	4,937
Shire PLC sponsored ADR	23,633	2,009
Valeant Pharmaceuticals International, Inc. (Canada)	70,940	2,848
		18,479
TOTAL HEALTH CARE		65,008
INDUSTRIALS - 7.0%
Aerospace & Defense - 1.5%
Bombardier, Inc. Class B (sub. vtg.)	254,500	1,638
Goodrich Corp.	30,562	2,635
Precision Castparts Corp.	22,435	3,180
The Boeing Co.	54,621	3,933
United Technologies Corp.	62,967	5,260
		16,646
Building Products - 0.3%
Armstrong World Industries, Inc.	11,544	481
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - continued
Lennox International, Inc.	24,779	$ 1,202
Owens Corning (a)	42,544	1,520
		3,203
Commercial Services & Supplies - 0.1%
Republic Services, Inc.	17,088	506
Stericycle, Inc. (a)	11,678	1,009
		1,515
Construction & Engineering - 0.3%
Fluor Corp.	21,900	1,550
Foster Wheeler AG (a)	40,800	1,475
		3,025
Electrical Equipment - 0.9%
Acuity Brands, Inc.	13,225	747
Cooper Industries PLC Class A	30,520	1,964
Emerson Electric Co.	65,229	3,892
GrafTech International Ltd. (a)	32,794	656
Regal-Beloit Corp.	29,665	2,164
Satcon Technology Corp. (a)	57,800	210
		9,633
Industrial Conglomerates - 1.4%
General Electric Co.	597,636	12,503
Textron, Inc.	89,612	2,428
		14,931
Machinery - 1.8%
Caterpillar, Inc.	56,268	5,792
Charter International PLC	27,790	343
Cummins, Inc.	24,057	2,433
Danaher Corp.	60,248	3,049
Fanuc Ltd.	3,500	547
Fiat Industrial SpA (a)	52,300	730
Ingersoll-Rand Co. Ltd.	33,705	1,527
Komatsu Ltd.	31,600	970
Navistar International Corp. (a)	28,600	1,773
Pall Corp.	25,800	1,402
Vallourec SA	3,934	408
		18,974
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.7%
CSX Corp.	42,962	$ 3,208
Union Pacific Corp.	41,468	3,956
		7,164
TOTAL INDUSTRIALS		75,091
INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 1.3%
Alcatel-Lucent SA sponsored ADR (a)	67,886	333
Aruba Networks, Inc. (a)	77,583	2,362
Brocade Communications Systems, Inc. (a)	74,290	473
Ciena Corp. (a)	75,270	2,075
Meru Networks, Inc. (a)	20,799	444
QUALCOMM, Inc.	136,776	8,149
		13,836
Computers & Peripherals - 3.2%
A-DATA Technology Co. Ltd.	47,000	83
Apple, Inc. (a)	77,350	27,333
EMC Corp. (a)	90,375	2,459
Imagination Technologies Group PLC (a)	59,738	399
NetApp, Inc. (a)	37,415	1,933
SanDisk Corp. (a)	37,782	1,874
		34,081
Electronic Equipment & Components - 0.2%
HLS Systems International Ltd. (a)	53,352	803
Jabil Circuit, Inc.	23,600	506
Trimble Navigation Ltd. (a)	13,028	640
		1,949
Internet Software & Services - 0.5%
Google, Inc. Class A (a)	2,067	1,268
Mail.ru Group Ltd. GDR unit (a)(g)	5,600	203
Monster Worldwide, Inc. (a)	30,421	522
WebMD Health Corp. (a)	66,826	3,876
		5,869
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	36,210	2,783
Digital Garage, Inc. (a)	181	791
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Paychex, Inc.	46,331	$ 1,558
Visa, Inc. Class A	51,382	3,753
		8,885
Semiconductors & Semiconductor Equipment - 3.3%
Amkor Technology, Inc. (a)	31,072	229
Analog Devices, Inc.	128,588	5,128
Applied Materials, Inc.	227,386	3,736
ARM Holdings PLC sponsored ADR	65,612	1,986
ASAT Holdings Ltd. (a)	6,352	0
ASML Holding NV	104,983	4,577
Atheros Communications, Inc. (a)	17,600	789
ATMI, Inc. (a)	2,472	45
Elpida Memory, Inc. (a)	42,100	631
Inotera Memories, Inc. (a)	1,975,205	1,047
KLA-Tencor Corp.	25,822	1,261
Lam Research Corp. (a)	65,585	3,601
Micron Technology, Inc. (a)	698,900	7,779
Nanya Technology Corp. (a)	1,009,799	544
Powertech Technology, Inc.	81,000	284
Samsung Electronics Co. Ltd.	2,852	2,339
Skyworks Solutions, Inc. (a)	6,099	219
Varian Semiconductor Equipment Associates, Inc. (a)	36,667	1,749
		35,944
Software - 2.0%
Ariba, Inc. (a)	8,680	269
Autodesk, Inc. (a)	5,300	223
CA, Inc.	23,118	573
Check Point Software Technologies Ltd. (a)	79,003	3,938
Microsoft Corp.	384,880	10,230
Nuance Communications, Inc. (a)	35,005	653
Oracle Corp.	147,674	4,858
Red Hat, Inc. (a)	3,593	148
Taleo Corp. Class A (a)	8,044	260
		21,152
TOTAL INFORMATION TECHNOLOGY		121,716
MATERIALS - 2.1%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	22,866	2,104
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Albemarle Corp.	10,533	$ 606
Ashland, Inc.	22,960	1,293
Celanese Corp. Class A	23,000	953
CF Industries Holdings, Inc.	7,999	1,130
Dow Chemical Co.	52,151	1,938
LyondellBasell Industries NV Class A (a)	39,806	1,516
Monsanto Co.	19,835	1,426
Solutia, Inc. (a)	57,180	1,327
Wacker Chemie AG	2,300	424
		12,717
Construction Materials - 0.0%
HeidelbergCement AG	4,636	325
Containers & Packaging - 0.2%
Ball Corp.	28,400	1,025
Rock-Tenn Co. Class A	7,400	508
		1,533
Metals & Mining - 0.7%
Anglo American PLC (United Kingdom)	64,949	3,520
AngloGold Ashanti Ltd. sponsored ADR	38,471	1,879
Carpenter Technology Corp.	12,754	530
MacArthur Coal Ltd.	7,548	91
Reliance Steel & Aluminum Co.	18,400	1,018
Walter Energy, Inc.	3,446	417
		7,455
TOTAL MATERIALS		22,030
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	84,375	2,395
Qwest Communications International, Inc.	922,107	6,289
Telenor ASA	12,200	202
Verizon Communications, Inc.	116,286	4,293
		13,179
Wireless Telecommunication Services - 0.7%
American Tower Corp. Class A (a)	68,264	3,684
Clearwire Corp. Class A (a)	202,926	1,021
MetroPCS Communications, Inc. (a)	43,250	623
Sprint Nextel Corp. (a)	54,913	240
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC	308,400	$ 876
Vodafone Group PLC sponsored ADR	13,600	389
		6,833
TOTAL TELECOMMUNICATION SERVICES		20,012
UTILITIES - 1.9%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	29,565	1,058
Duke Energy Corp.	23,495	423
Edison International	46,510	1,726
NextEra Energy, Inc.	88,433	4,905
NV Energy, Inc.	14,500	213
Pinnacle West Capital Corp.	5,957	252
		8,577
Gas Utilities - 0.1%
National Fuel Gas Co.	2,852	208
ONEOK, Inc.	9,675	625
		833
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	44,300	548
Constellation Energy Group, Inc.	19,908	619
NRG Energy, Inc. (a)	13,700	274
		1,441
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	58,566	929
Dominion Resources, Inc.	15,890	725
NiSource, Inc.	46,900	899
PG&E Corp.	53,899	2,483
Public Service Enterprise Group, Inc.	60,419	1,976
Sempra Energy	57,630	3,068
		10,080
TOTAL UTILITIES		20,931
TOTAL COMMON STOCKS (Cost $510,149)		649,111
Preferred Stocks - 0.2%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	$ 0
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE	6,004	476
Volkswagen AG	13,164	2,233
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,709
TOTAL PREFERRED STOCKS (Cost $2,130)		2,709
Nonconvertible Bonds - 7.2%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11	$ 45	46
Household Durables - 0.2%
Fortune Brands, Inc.:
5.375% 1/15/16	25	26
5.875% 1/15/36	133	118
6.375% 6/15/14	1,142	1,254
Whirlpool Corp.:
6.125% 6/15/11	27	27
6.5% 6/15/16	15	17
		1,442
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	500	591
Comcast Corp.:
4.95% 6/15/16	15	16
5.15% 3/1/20	14	15
5.7% 5/15/18	515	563
6.4% 3/1/40	487	507
6.45% 3/15/37	238	249
Discovery Communications LLC:
3.7% 6/1/15	260	270
5.05% 6/1/20	3	3
6.35% 6/1/40	236	248
NBC Universal, Inc.:
3.65% 4/30/15 (g)	137	140
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
NBC Universal, Inc.: - continued
5.15% 4/30/20 (g)	$ 431	$ 444
6.4% 4/30/40 (g)	309	323
News America Holdings, Inc. 7.75% 12/1/45	510	614
News America, Inc. 6.15% 3/1/37	235	238
Time Warner Cable, Inc.:
5.4% 7/2/12	19	20
5.85% 5/1/17	363	400
6.2% 7/1/13	18	20
6.75% 7/1/18	439	504
Time Warner, Inc.:
3.15% 7/15/15	9	9
4.875% 3/15/20	21	22
5.875% 11/15/16	12	13
6.5% 11/15/36	232	244
Viacom, Inc.:
4.375% 9/15/14	766	819
6.125% 10/5/17	150	170
6.75% 10/5/37	105	116
		6,558
Specialty Retail - 0.0%
Staples, Inc. 7.375% 10/1/12	18	20
TOTAL CONSUMER DISCRETIONARY		8,066
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	4	4
5.375% 11/15/14 (g)	358	396
7.75% 1/15/19 (g)	500	620
FBG Finance Ltd. 5.125% 6/15/15 (g)	23	24
PepsiCo, Inc. 7.9% 11/1/18	12	15
The Coca-Cola Co. 3.15% 11/15/20	28	26
		1,085
Food & Staples Retailing - 0.0%
CVS Caremark Corp. 6.302% 6/1/37 (m)	124	122
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.1%
Kraft Foods, Inc.:
5.375% 2/10/20	$ 387	$ 411
5.625% 11/1/11	4	4
6.125% 2/1/18	416	467
6.5% 8/11/17	375	431
		1,313
Tobacco - 0.2%
Altria Group, Inc.:
8.5% 11/10/13	11	13
9.7% 11/10/18	962	1,266
Philip Morris International, Inc. 4.875% 5/16/13	291	313
Reynolds American, Inc.:
6.75% 6/15/17	23	26
7.25% 6/15/37	465	493
		2,111
TOTAL CONSUMER STAPLES		4,631
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 5.35% 3/15/20 (g)	327	339
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	378
6.5% 4/1/20	24	26
Noble Holding International Ltd. 3.45% 8/1/15	20	20
Weatherford International Ltd.:
4.95% 10/15/13	14	15
5.15% 3/15/13	18	19
		797
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	16	18
6.375% 9/15/17	327	364
Apache Corp. 5.1% 9/1/40	302	280
Canadian Natural Resources Ltd.:
5.15% 2/1/13	36	38
5.7% 5/15/17	9	10
Cenovus Energy, Inc. 4.5% 9/15/14	14	15
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services:
5.375% 10/15/15 (g)	$ 10	$ 11
6.45% 11/3/36 (g)	375	382
El Paso Natural Gas Co. 5.95% 4/15/17	7	8
EnCana Holdings Finance Corp. 5.8% 5/1/14	23	26
Enterprise Products Operating LP 5.6% 10/15/14	16	18
Gulf South Pipeline Co. LP 5.75% 8/15/12 (g)	31	33
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	7	8
Marathon Petroleum Corp. 5.125% 3/1/21 (g)	215	218
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	357	388
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	156	172
6.85% 1/15/40 (g)	510	591
Nakilat, Inc. 6.067% 12/31/33 (g)	279	280
Nexen, Inc.:
5.05% 11/20/13	881	940
5.2% 3/10/15	7	7
5.875% 3/10/35	355	323
6.2% 7/30/19	19	20
6.4% 5/15/37	290	278
NGPL PipeCo LLC 6.514% 12/15/12 (g)	273	294
Pemex Project Funding Master Trust 0.9034% 12/3/12 (g)(m)	200	199
Petro-Canada:
6.05% 5/15/18	150	170
6.8% 5/15/38	395	443
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	357
5.75% 1/20/20	545	566
6.875% 1/20/40	240	245
7.875% 3/15/19	399	471
Petroleos Mexicanos 6% 3/5/20	21	22
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	202	208
4.25% 9/1/12	16	17
5% 2/1/21	117	117
6.125% 1/15/17	205	228
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (g)	17	18
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (g)	$ 250	$ 258
5.5% 9/30/14 (g)	250	266
6.332% 9/30/27 (g)	380	395
6.75% 9/30/19 (g)	250	280
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)	22	24
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Suncor Energy, Inc. 6.1% 6/1/18	395	449
Texas Eastern Transmission LP 6% 9/15/17 (g)	326	370
XTO Energy, Inc. 4.9% 2/1/14	9	10
		9,846
TOTAL ENERGY		10,643
FINANCIALS - 3.4%
Capital Markets - 0.7%
Bear Stearns Companies, Inc. 5.3% 10/30/15	17	19
BlackRock, Inc. 6.25% 9/15/17	210	240
Goldman Sachs Group, Inc.:
3.7% 8/1/15	350	355
5.625% 1/15/17	500	530
5.95% 1/18/18	32	35
6% 6/15/20	800	857
6.15% 4/1/18	36	39
6.75% 10/1/37	187	192
Janus Capital Group, Inc. 6.125% 9/15/11 (e)	19	19
JPMorgan Chase Capital XX 6.55% 9/29/36	235	241
JPMorgan Chase Capital XXV 6.8% 10/1/37	1,000	1,047
Lazard Group LLC:
6.85% 6/15/17	31	33
7.125% 5/15/15	11	12
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	160	170
6.4% 8/28/17	61	67
6.875% 4/25/18	121	136
Morgan Stanley:
4.75% 4/1/14	226	236
5.75% 1/25/21	300	308
6% 5/13/14	2,100	2,298
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
6.625% 4/1/18	$ 600	$ 663
UBS AG Stamford Branch 5.75% 4/25/18	175	190
		7,687
Commercial Banks - 0.6%
Bank of America NA 5.3% 3/15/17	800	834
Credit Suisse New York Branch 6% 2/15/18	632	675
Discover Bank 8.7% 11/18/19	445	535
Fifth Third Bancorp:
3.625% 1/25/16	206	207
8.25% 3/1/38	94	113
Fifth Third Bank 4.75% 2/1/15	250	262
Fifth Third Capital Trust IV 6.5% 4/15/67 (m)	150	146
HBOS PLC 6.75% 5/21/18 (g)	180	171
Huntington Bancshares, Inc. 7% 12/15/20	97	106
JPMorgan Chase Bank 6% 10/1/17	250	276
KeyBank NA:
5.45% 3/3/16	294	316
5.8% 7/1/14	322	352
Marshall & Ilsley Bank:
5% 1/17/17	12	13
5.25% 9/4/12	112	117
PNC Funding Corp. 3.625% 2/8/15	107	111
Regions Bank:
6.45% 6/26/37	402	368
7.5% 5/15/18	282	299
Regions Financial Corp.:
0.4728% 6/26/12 (m)	11	10
5.75% 6/15/15	73	73
7.75% 11/10/14	229	244
Union Planters Corp. 7.75% 3/1/11	16	16
UnionBanCal Corp. 5.25% 12/16/13	5	5
Wachovia Bank NA 6.6% 1/15/38	1,000	1,129
Wachovia Corp. 5.625% 10/15/16	27	29
Wells Fargo & Co. 3.625% 4/15/15	378	392
		6,799
Consumer Finance - 0.4%
Capital One Financial Corp. 5.7% 9/15/11	193	198
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services:
6.45% 6/12/17	$ 1,019	$ 1,105
10.25% 7/15/19	19	25
General Electric Capital Corp.:
2.25% 11/9/15	633	614
3.5% 6/29/15	377	388
5.625% 9/15/17	325	356
6% 8/7/19	1,000	1,105
6.375% 11/15/67 (m)	500	512
Household Finance Corp. 6.375% 10/15/11	15	16
		4,319
Diversified Financial Services - 0.5%
Bank of America Corp. 5.75% 12/1/17	1,000	1,069
BP Capital Markets PLC:
3.125% 10/1/15	370	375
3.625% 5/8/14	23	24
4.5% 10/1/20	21	21
Capital One Capital V 10.25% 8/15/39	178	193
Citigroup, Inc.:
4.75% 5/19/15	1,151	1,215
5.5% 4/11/13	120	129
6.125% 5/15/18	890	976
6.5% 8/19/13	164	181
JPMorgan Chase & Co.:
3.4% 6/24/15	21	21
4.95% 3/25/20	661	680
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	9	9
5.5% 1/15/14 (g)	6	6
5.7% 4/15/17 (g)	13	13
TECO Finance, Inc.:
4% 3/15/16	96	98
5.15% 3/15/20	141	146
		5,156
Insurance - 0.4%
Allstate Corp. 6.2% 5/16/14	264	297
Aon Corp.:
3.5% 9/30/15	151	152
5% 9/30/20	170	173
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Aon Corp.: - continued
6.25% 9/30/40	$ 110	$ 114
Assurant, Inc. 5.625% 2/15/14	15	16
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(m)	12	12
Hartford Financial Services Group, Inc. 5.375% 3/15/17	6	6
Liberty Mutual Group, Inc. 6.5% 3/15/35 (g)	5	5
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (g)	134	180
MetLife, Inc.:
2.375% 2/6/14	201	204
4.75% 2/8/21	137	140
5.875% 2/6/41	106	109
6.75% 6/1/16	290	335
Metropolitan Life Global Funding I 5.125% 6/10/14 (g)	255	277
Monumental Global Funding II 5.65% 7/14/11 (g)	13	13
Monumental Global Funding III 5.5% 4/22/13 (g)	18	19
New York Life Insurance Co. 6.75% 11/15/39 (g)	130	151
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	207	224
Pacific Life Global Funding 5.15% 4/15/13 (g)	28	30
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	203	268
Pacific LifeCorp 6% 2/10/20 (g)	230	243
Prudential Financial, Inc.:
3.625% 9/17/12	500	516
4.75% 9/17/15	500	535
5.15% 1/15/13	26	28
7.375% 6/15/19	120	143
QBE Insurance Group Ltd. 5.647% 7/1/23 (g)(m)	10	9
Symetra Financial Corp. 6.125% 4/1/16 (g)	38	40
The Chubb Corp. 5.75% 5/15/18	160	179
Unum Group:
5.625% 9/15/20	199	202
7.125% 9/30/16	19	22
		4,642
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc. 5.5% 1/15/12	10	10
BRE Properties, Inc. 5.5% 3/15/17	21	23
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
5.25% 4/15/11	$ 19	$ 19
5.375% 10/15/12	80	83
7.5% 4/1/17	203	232
Duke Realty LP 4.625% 5/15/13	5	5
Equity One, Inc. 6.25% 12/15/14	947	1,016
Federal Realty Investment Trust:
5.9% 4/1/20	95	104
6% 7/15/12	23	24
UDR, Inc. 5.5% 4/1/14	498	527
Washington (REIT):
5.25% 1/15/14	10	11
5.95% 6/15/11	29	29
		2,083
Real Estate Management & Development - 0.5%
Arden Realty LP 5.2% 9/1/11	11	11
BioMed Realty LP 6.125% 4/15/20	126	132
Brandywine Operating Partnership LP:
5.7% 5/1/17	1,000	1,042
5.75% 4/1/12	39	40
Digital Realty Trust LP 4.5% 7/15/15	172	177
Duke Realty LP:
5.4% 8/15/14	221	236
5.625% 8/15/11	24	24
5.95% 2/15/17	57	61
6.25% 5/15/13	285	309
6.5% 1/15/18	285	314
6.75% 3/15/20	12	13
8.25% 8/15/19	127	153
ERP Operating LP:
4.75% 7/15/20	265	269
5.375% 8/1/16	117	129
5.5% 10/1/12	139	148
5.75% 6/15/17	466	513
Liberty Property LP:
4.75% 10/1/20	394	390
5.125% 3/2/15	7	7
5.5% 12/15/16	12	13
6.625% 10/1/17	281	323
Mack-Cali Realty LP 7.75% 8/15/19	23	28
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP 4.2% 2/1/15	$ 138	$ 145
Tanger Properties LP:
6.125% 6/1/20	201	217
6.15% 11/15/15	33	36
		4,730
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
5.65% 5/1/18	490	518
6.5% 8/1/16	300	337
First Niagara Financial Group, Inc. 6.75% 3/19/20	293	318
		1,173
TOTAL FINANCIALS		36,589
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Celgene Corp. 2.45% 10/15/15	20	19
Health Care Providers & Services - 0.1%
Express Scripts, Inc.:
5.25% 6/15/12	267	280
6.25% 6/15/14	98	109
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	38
4.125% 9/15/20	259	252
UnitedHealth Group, Inc. 3.875% 10/15/20	21	20
WellPoint, Inc. 4.35% 8/15/20	21	21
		720
Pharmaceuticals - 0.0%
Watson Pharmaceuticals, Inc. 5% 8/15/14	23	25
TOTAL HEALTH CARE		764
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	18	19
6.375% 6/1/19 (g)	309	345
		364
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	$ 22	$ 23
6.9% 7/2/19	6	6
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	13	13
8.36% 7/20/20	10	10
		52
TOTAL INDUSTRIALS		416
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	28	31
6% 10/1/12	788	843
		874
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	12	13
5.5% 5/15/12	13	14
		27
TOTAL INFORMATION TECHNOLOGY		901
MATERIALS - 0.2%
Chemicals - 0.1%
Dow Chemical Co.:
4.85% 8/15/12	425	447
7.6% 5/15/14	501	582
		1,029
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	15	16
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (g)	211	254
ArcelorMittal SA 3.75% 3/1/16	103	103
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
United States Steel Corp. 6.65% 6/1/37	$ 261	$ 232
Vale Overseas Ltd. 6.25% 1/23/17	503	567
		1,156
TOTAL MATERIALS		2,201
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
2.5% 8/15/15	922	913
6.3% 1/15/38	398	413
BellSouth Capital Funding Corp. 7.875% 2/15/30	59	72
CenturyLink, Inc. 7.6% 9/15/39	280	296
Sprint Capital Corp. 6.875% 11/15/28	600	541
Telecom Italia Capital SA:
4.95% 9/30/14	783	805
5.25% 10/1/15	20	20
7.175% 6/18/19	17	18
7.2% 7/18/36	275	269
Telefonica Emisiones SAU:
5.134% 4/27/20	380	378
5.462% 2/16/21	242	246
Verizon Communications, Inc.:
6.25% 4/1/37	187	194
6.9% 4/15/38	260	295
Verizon New England, Inc. 6.5% 9/15/11	7	7
Verizon New York, Inc. 6.875% 4/1/12	21	22
		4,489
Wireless Telecommunication Services - 0.1%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	385	414
5.875% 10/1/19	440	477
6.35% 3/15/40	131	134
Sprint Nextel Corp. 6% 12/1/16	105	105
Vodafone Group PLC 5% 12/16/13	18	20
		1,150
TOTAL TELECOMMUNICATION SERVICES		5,639
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.7%
Electric Utilities - 0.4%
Alabama Power Co. 3.375% 10/1/20	$ 202	$ 191
Ameren Illinois Co. 6.125% 11/15/17	165	184
AmerenUE 6.4% 6/15/17	24	27
Cleveland Electric Illuminating Co. 5.65% 12/15/13	33	36
Commonwealth Edison Co.:
1.625% 1/15/14	206	205
5.4% 12/15/11	258	268
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (g)	555	574
Edison International 3.75% 9/15/17	226	224
EDP Finance BV:
4.9% 10/1/19 (g)	100	91
6% 2/2/18 (g)	247	243
FirstEnergy Corp. 7.375% 11/15/31	367	400
FirstEnergy Solutions Corp.:
4.8% 2/15/15	92	97
6.05% 8/15/21	281	294
Kentucky Utilities Co.:
3.25% 11/1/20 (g)	27	25
5.125% 11/1/40 (g)	194	188
LG&E and KU Energy LLC:
2.125% 11/15/15 (g)	255	244
3.75% 11/15/20 (g)	49	46
Louisville Gas & Electric Co. 5.125% 11/15/40 (g)	58	56
Nevada Power Co.:
6.5% 5/15/18	165	189
6.5% 8/1/18	12	14
Pepco Holdings, Inc. 2.7% 10/1/15	240	236
Progress Energy, Inc.:
4.4% 1/15/21	419	417
6% 12/1/39	368	386
7.1% 3/1/11	27	27
Sierra Pacific Power Co. 5.45% 9/1/13	12	13
Tampa Electric Co. 5.4% 5/15/21 (g)	128	138
		4,813
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	16	18
Exelon Generation Co. LLC 4% 10/1/20	628	584
PPL Energy Supply LLC 6.5% 5/1/18	310	343
		945
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	$ 136	$ 143
Dominion Resources, Inc.:
6.3% 9/30/66 (m)	26	25
7.5% 6/30/66 (m)	26	27
DTE Energy Co. 7.05% 6/1/11	8	8
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	19	20
6.5% 9/15/37	181	201
National Grid PLC 6.3% 8/1/16	183	209
NiSource Finance Corp.:
5.4% 7/15/14	11	12
5.45% 9/15/20	148	154
6.25% 12/15/40	81	84
6.4% 3/15/18	11	12
6.8% 1/15/19	677	780
Wisconsin Energy Corp. 6.25% 5/15/67 (m)	21	21
		1,696
TOTAL UTILITIES		7,454
TOTAL NONCONVERTIBLE BONDS (Cost $72,061)		77,304
U.S. Government and Government Agency Obligations - 12.7%

U.S. Government Agency Obligations - 1.0%
Fannie Mae:
0.375% 12/28/12	540	536
0.75% 2/26/13	249	249
1.25% 8/20/13	1,954	1,963
1.25% 2/27/14	307	306
1.75% 2/22/13	2,658	2,708
5% 2/16/12	270	282
Federal Home Loan Bank 1.625% 3/20/13	440	448
Freddie Mac:
0.75% 3/28/13	833	832
1.125% 7/27/12	60	60
1.375% 2/25/14	2,043	2,046
1.75% 6/15/12	488	496
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
2.125% 3/23/12	$ 21	$ 21
5.25% 7/18/11	406	414
Tennessee Valley Authority 5.375% 4/1/56	405	428
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		10,789
U.S. Treasury Inflation Protected Obligations - 1.3%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	2,484	2,593
2.125% 2/15/41	250	260
2.5% 1/15/29	1,021	1,148
U.S. Treasury Inflation-Indexed Notes 1.375% 1/15/20	9,152	9,599
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		13,600
U.S. Treasury Obligations - 10.4%
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.15% 3/3/11 to 4/14/11 (j)	310	310
U.S. Treasury Bonds:
3.875% 8/15/40	5,563	4,995
4.25% 11/15/40	4,855	4,656
4.375% 11/15/39	2,645	2,595
4.75% 2/15/41	732	763
U.S. Treasury Notes:
1.25% 8/31/15	289	281
1.375% 11/30/15	1	1
1.75% 3/31/14	2,433	2,473
1.875% 9/30/17	79	75
2.125% 2/29/16	5,002	5,000
2.375% 8/31/14	20,000	20,645
2.375% 9/30/14	5,000	5,159
2.375% 2/28/15	10,643	10,937
2.5% 4/30/15	4,000	4,123
2.625% 7/31/14	13,330	13,889
2.625% 8/15/20	278	261
2.625% 11/15/20	9,939	9,297
3.125% 4/30/17	5,915	6,105
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 5/15/19	$ 5,000	$ 5,015
3.625% 2/15/21	14,664	14,918
TOTAL U.S. TREASURY OBLIGATIONS		111,498
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $133,999)		135,887
U.S. Government Agency - Mortgage Securities - 5.1%

Fannie Mae - 4.1%
2.59% 6/1/36 (m)	11	12
3.5% 1/1/26 to 11/1/40	1,497	1,474
3.5% 3/1/26 (h)(i)	2,000	2,004
3.536% 7/1/37 (m)	34	35
4% 3/1/26 (h)	500	514
4% 3/1/26 (h)	1,000	1,028
4% 9/1/40 to 2/1/41	2,221	2,194
4% 3/1/41 (h)	600	592
4% 3/1/41 (h)	500	493
4.5% 3/1/26 (h)	100	105
4.5% 9/1/40	983	1,003
4.5% 3/1/41 (h)(i)	3,100	3,159
4.5% 3/1/41 (h)(i)	1,000	1,019
4.5% 3/1/41 (h)(i)	1,000	1,019
4.5% 3/1/41 (h)	1,000	1,019
4.5% 3/1/41 (h)	300	306
5% 6/1/24 to 8/1/40 (i)	5,041	5,324
5% 3/1/41 (h)(i)	3,000	3,142
5% 3/1/41 (h)(i)	2,000	2,095
5% 3/1/41 (h)(i)	1,000	1,047
5.5% 11/1/33 to 12/1/39	6,111	6,538
5.5% 3/1/41 (h)	700	748
6% 11/1/35 to 4/1/39	2,841	3,090
6% 3/1/41 (h)(i)	5,500	5,978
TOTAL FANNIE MAE		43,938
Freddie Mac - 0.4%
3.352% 10/1/35 (m)	29	31
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.5% 3/1/41 (h)	$ 1,000	$ 1,018
4.5% 3/1/41 (h)	1,000	1,018
5% 7/1/40 to 8/1/40	1,418	1,486
5.5% 10/1/38	968	1,033
TOTAL FREDDIE MAC		4,586
Ginnie Mae - 0.6%
4.5% 6/15/39 to 6/15/40	3,390	3,508
5% 3/1/41 (h)(i)	1,000	1,062
5% 3/1/41 (h)(i)	1,000	1,062
5% 3/1/41 (h)(i)	1,000	1,062
TOTAL GINNIE MAE		6,694
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $55,137)		55,218
Asset-Backed Securities - 1.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7315% 4/25/35 (m)	77	58
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 1.0115% 3/25/34 (m)	2	2
Series 2005-HE2 Class M2, 0.7115% 4/25/35 (m)	8	7
Series 2006-OP1:
Class M4, 0.6315% 4/25/36 (m)	8	0*
Class M5, 0.6515% 4/25/36 (m)	0*	0*
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.742% 10/20/14 (m)	2	0*
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (g)	160	162
Class A4, 3% 10/15/15 (g)	160	165
Series 2010-5 Class A4, 1.75% 3/15/16	140	138
Series 2011-1 Class A4, 2.14% 3/15/16	630	633
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (g)	320	328
Series 2011-1 Class A2, 2.15% 1/15/16	310	310
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	260	260
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	$ 44	$ 45
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9615% 12/25/33 (m)	4	4
Series 2004-R2 Class M3, 0.8115% 4/25/34 (m)	6	2
Series 2005-R2 Class M1, 0.7115% 4/25/35 (m)	93	80
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.04% 3/25/34 (m)	2	2
Series 2004-W11 Class M2, 0.9615% 11/25/34 (m)	25	19
Series 2004-W7 Class M1, 0.8115% 5/25/34 (m)	27	19
Series 2006-W4 Class A2C, 0.4215% 5/25/36 (m)	63	23
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0865% 4/25/34 (m)	121	98
Axon Financial Funding Ltd. 2.025% 4/4/17 (d)(g)(m)	229	0*
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (g)	300	311
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13	470	470
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3128% 12/26/24 (m)	73	66
C-BASS Trust Series 2006-CB7 Class A2, 0.3215% 10/25/36 (m)	4	4
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	123	126
Capital One Multi-Asset Execution Trust Series 2009-A2 Class A2, 3.2% 4/15/14	1,000	1,008
Capital Trust Ltd. Series 2004-1:
Class A2, 0.712% 7/20/39 (g)(m)	21	16
Class B, 1.012% 7/20/39 (g)(m)	12	5
Class C, 1.362% 7/20/39 (g)(m)	15	2
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	37	38
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5615% 7/25/36 (m)	52	3
Series 2006-NC2 Class M7, 1.1115% 6/25/36 (m)	19	0*
Series 2006-RFC1 Class M9, 2.1315% 5/25/36 (m)	8	1
Series 2007-RFC1 Class A3, 0.4015% 12/25/36 (m)	82	31
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	590	590
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (g)	98	98
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	1,000	1,022
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5315% 5/25/37 (m)	$ 35	$ 5
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)	15	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2315% 4/25/34 (m)	7	3
Series 2004-4 Class M2, 1.0565% 6/25/34 (m)	27	15
Series 2005-3 Class MV1, 0.6815% 8/25/35 (m)	38	37
Series 2005-AB1 Class A2, 0.4715% 8/25/35 (m)	4	4
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (g)	17	17
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6842% 5/28/35 (m)	2	1
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4365% 8/25/34 (m)	13	8
Series 2006-3 Class 2A3, 0.4215% 11/25/36 (m)	204	75
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0865% 3/25/34 (m)	1	0*
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.8% 7/15/13 (g)	490	490
Ford Credit Auto Owner Trust:
Series 2006-C Class B, 5.3% 6/15/12	10	10
Series 2009-D:
Class A3, 2.17% 10/15/13	184	186
Class A4, 2.98% 8/15/14	200	207
Series 2010-B Class A3, 0.98% 10/15/14	330	331
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8158% 6/15/13 (m)	34	34
Series 2010-5 Class A1, 1.5% 9/15/15	340	337
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.7515% 1/25/35 (m)	43	21
Class M4, 0.9415% 1/25/35 (m)	16	5
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (g)(m)	106	63
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (g)	73	58
GE Business Loan Trust:
Series 2003-1 Class A, 0.6958% 4/15/31 (g)(m)	11	10
Series 2006-2A:
Class A, 0.4458% 11/15/34 (g)(m)	49	40
Class B, 0.5458% 11/15/34 (g)(m)	17	11
Class C, 0.6458% 11/15/34 (g)(m)	29	15
Class D, 1.0158% 11/15/34 (g)(m)	11	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9115% 6/25/34 (m)	$ 99	$ 69
Series 2007-HE1 Class M1, 0.5115% 3/25/47 (m)	41	2
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3415% 5/25/30 (g)(m)	4	2
Series 2006-3:
Class B, 0.6615% 9/25/46 (g)(m)	30	15
Class C, 0.8115% 9/25/46 (g)(m)	69	17
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5515% 8/25/33 (m)	35	29
Series 2003-5 Class A2, 0.9615% 12/25/33 (m)	1	1
Series 2005-5 Class 2A2, 0.5115% 11/25/35 (m)	4	4
Series 2006-1 Class 2A3, 0.4865% 4/25/36 (m)	48	47
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.552% 3/20/36 (m)	33	28
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4515% 1/25/37 (m)	56	24
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	200	202
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3915% 11/25/36 (m)	56	48
Class MV1, 0.4915% 11/25/36 (m)	46	30
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6328% 12/27/29 (m)	34	29
Series 2006-A Class 2C, 1.4528% 3/27/42 (m)	43	8
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	34	35
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3415% 6/25/34 (m)	4	3
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (g)	1	1
Class C, 5.691% 10/20/28 (g)	0*	0*
Class D, 6.01% 10/20/28 (g)	5	4
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5215% 10/25/36 (m)	20	1
Series 2007-HE1 Class M1, 0.5615% 5/25/37 (m)	36	2
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9115% 7/25/34 (m)	4	3
Series 2006-FM1 Class A2B, 0.3715% 4/25/37 (m)	75	69
Series 2006-OPT1 Class A1A, 0.5215% 6/25/35 (m)	71	58
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6015% 8/25/34 (m)	3	2
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC1 Class M1, 0.7015% 1/25/35 (m)	$ 18	$ 13
Series 2005-NC2 Class B1, 1.4315% 3/25/35 (m)	19	3
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (o)	112	15
Series 2006-4:
Class A1, 0.2915% 3/25/25 (m)	6	6
Class D, 1.3615% 5/25/32 (m)	32	1
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7715% 9/25/35 (m)	65	43
Series 2005-D Class M2, 0.7315% 2/25/36 (m)	13	1
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15	307	309
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16	200	198
Ocala Funding LLC:
Series 2005-1A Class A, 1.7535% 3/20/49 (d)(g)	25	0
Series 2006-1A Class A, 1.662% 3/20/49 (d)(g)(m)	53	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3515% 5/25/37 (m)	2	2
Series 2007-6 Class 2A1, 0.3215% 7/25/37 (m)	4	4
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5115% 9/25/34 (m)	24	15
Class M4, 1.7115% 9/25/34 (m)	31	14
Series 2005-WCH1:
Class M2, 0.7815% 1/25/36 (m)	35	32
Class M3, 0.8215% 1/25/36 (m)	22	15
Class M4, 1.0915% 1/25/36 (m)	67	28
Series 2005-WHQ2:
Class M7, 1.5115% 5/25/35 (m)	79	2
Class M9, 2.1415% 5/25/35 (m)	1	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8158% 3/15/15 (g)(m)	94	94
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4915% 12/25/36 (m)	22	1
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3315% 2/25/37 (m)	3	3
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0615% 4/25/33 (m)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0565% 3/25/35 (m)	69	57
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4106% 3/20/19 (FGIC Insured) (g)(m)	$ 27	$ 26
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2516% 6/15/33 (m)	57	5
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4115% 9/25/34 (m)	3	1
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1215% 9/25/34 (m)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8628% 4/6/42 (g)(m)	59	2
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13 (AMBAC Insured)	17	17
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.85% 11/20/13	370	370
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)	40	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7658% 8/15/15 (g)(m)	317	316
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(g)	0*	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1031% 10/25/44 (g)(m)	81	36
TOTAL ASSET-BACKED SECURITIES (Cost $9,894)		10,495
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7331% 4/12/56 (g)(m)	64	63
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6983% 4/10/49 (m)	4	2
Class C, 5.6983% 4/10/49 (m)	11	5
Class D, 5.6983% 4/10/49 (m)	6	2
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9055% 1/25/34 (m)	23	22
Series 2004-1 Class 2A2, 3.2375% 10/25/34 (m)	38	35
Series 2004-A Class 2A2, 2.9991% 2/25/34 (m)	36	32
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (m)	3	2
Class 2A2, 3.0527% 3/25/34 (m)	14	13
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5415% 1/25/35 (m)	$ 97	$ 80
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.9853% 2/25/37 (m)	62	61
Series 2007-A2 Class 2A1, 3.0618% 7/25/37 (m)	14	14
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0995% 12/10/49 (m)	75	79
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.4204% 8/25/34 (m)	53	53
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)	84	38
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7648% 7/16/34 (g)(m)	56	56
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.9234% 11/25/34 (m)	66	62
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8757% 10/25/34 (m)	62	60
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4631% 10/18/54 (g)(m)	129	128
Class C2, 0.7731% 10/18/54 (g)(m)	43	43
Class M2, 0.5531% 10/18/54 (g)(m)	74	73
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7825% 11/20/56 (g)(m)	110	107
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.463% 12/20/54 (g)(m)	271	174
Series 2006-2 Class C1, 0.733% 12/20/54 (m)	242	156
Series 2006-3 Class C2, 0.763% 12/20/54 (m)	50	32
Series 2006-4:
Class B1, 0.353% 12/20/54 (m)	169	139
Class C1, 0.643% 12/20/54 (m)	103	66
Class M1, 0.433% 12/20/54 (m)	44	33
Series 2007-1:
Class 1C1, 0.863% 12/20/54 (m)	84	54
Class 1M1, 0.563% 12/20/54 (m)	54	41
Class 2C1, 1.223% 12/20/54 (m)	38	24
Class 2M1, 0.763% 12/20/54 (m)	70	53
Series 2007-2 Class 2C1, 0.694% 12/17/54 (m)	97	62
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7531% 1/20/44 (m)	19	15
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.9085% 4/25/35 (m)	20	17
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.482% 5/19/35 (m)	$ 17	$ 11
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (m)	3	3
Class A3, 5.447% 6/12/47 (m)	142	147
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9004% 8/25/36 (m)	90	75
Series 2004-A3 Class 4A1, 4.29% 7/25/34 (m)	65	63
Series 2004-A5 Class 2A1, 2.6869% 12/25/34 (m)	72	67
Series 2006-A2 Class 5A1, 2.9739% 11/25/33 (m)	167	160
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	34	37
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4715% 5/25/47 (m)	46	32
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4315% 2/25/37 (m)	67	48
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.436% 6/15/22 (g)(m)	9	9
Class C, 0.456% 6/15/22 (g)(m)	58	51
Class D, 0.466% 6/15/22 (g)(m)	22	19
Class E, 0.476% 6/15/22 (g)(m)	35	30
Class F, 0.506% 6/15/22 (g)(m)	64	53
Class G, 0.576% 6/15/22 (g)(m)	13	11
Class H, 0.596% 6/15/22 (g)(m)	27	21
Class J, 0.636% 6/15/22 (g)(m)	31	23
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.7866% 8/25/34 (m)	86	82
Series 2005-A2 Class A7, 2.6496% 2/25/35 (m)	55	51
Series 2006-A6 Class A4, 3.1889% 10/25/33 (m)	53	51
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (m)	321	338
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5515% 7/25/35 (m)	103	85
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5615% 3/25/37 (m)	111	7
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.81% 10/25/35 (m)	179	156
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.614% 7/10/35 (g)(m)	38	31
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 7	$ 8
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7115% 6/25/33 (g)(m)	11	9
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (m)	2	1
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3732% 4/25/33 (m)	24	23
Series 2003-20 Class 1A1, 5.5% 7/25/33	20	20
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.46% 9/25/36 (m)	148	105
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.7159% 8/25/33 (m)	43	40
Series 2005-AR3 Class A2, 2.7112% 3/25/35 (m)	116	104
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.8554% 12/25/34 (m)	37	37
Series 2004-H Class A1, 4.5271% 6/25/34 (m)	66	65
Series 2004-W Class A9, 2.7616% 11/25/34 (m)	120	116
Series 2005-AR10 Class 2A2, 2.833% 6/25/35 (m)	90	87
Series 2005-AR12 Class 2A6, 2.8181% 7/25/35 (m)	133	126
Series 2005-AR3 Class 2A1, 2.8794% 3/25/35 (m)	76	69
TOTAL PRIVATE SPONSOR		4,367
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17	25	27
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,958)		4,394
Commercial Mortgage Securities - 2.7%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0685% 2/14/43 (m)	55	59
Class A3, 7.1185% 2/14/43 (m)	60	65
Class A6, 7.4385% 2/14/43 (m)	88	94
Class PS1, 1.4561% 2/14/43 (m)(o)	223	5
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7218% 5/10/45 (m)	88	95
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-5:
Class A2, 5.317% 9/10/47	$ 286	$ 293
Class A3, 5.39% 9/10/47	105	108
Series 2006-6 Class A3, 5.369% 10/10/45	150	156
Series 2007-2 Class A1, 5.421% 4/10/49	6	6
Series 2007-4 Class A3, 5.8093% 2/10/51 (m)	75	79
Series 2006-6 Class E, 5.619% 10/10/45 (g)	43	12
Series 2007-3:
Class A3, 5.6579% 6/10/49 (m)	125	130
Class A4, 5.6579% 6/10/49 (m)	156	167
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	164	175
Series 2004-2:
Class A3, 4.05% 11/10/38	15	16
Class A4, 4.153% 11/10/38	95	98
Series 2005-1 Class A3, 4.877% 11/10/42	68	68
Series 2006-1 Class A1, 5.219% 9/10/45 (m)	10	10
Series 2007-1 Class A2, 5.381% 1/15/49	174	177
Series 2001-3 Class H, 6.562% 4/11/37 (g)	42	43
Series 2001-PB1:
Class J, 7.166% 5/11/35 (g)	19	19
Class K, 6.15% 5/11/35 (g)	35	33
Series 2005-3 Series A3B, 5.09% 7/10/43 (m)	233	242
Series 2007-1 Class B, 5.543% 1/15/49	45	36
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5758% 3/15/22 (g)(m)	32	31
Class D, 0.6258% 3/15/22 (g)(m)	33	31
Class E, 0.6658% 3/15/22 (g)(m)	27	25
Class F, 0.7358% 3/15/22 (g)(m)	28	25
Class G, 0.7958% 3/15/22 (g)(m)	18	16
Series 2006-BIX1:
Class C, 0.4458% 10/15/19 (g)(m)	48	46
Class D, 0.4758% 10/15/19 (g)(m)	59	55
Class E, 0.5058% 10/15/19 (g)(m)	55	50
Class F, 0.5758% 10/15/19 (g)(m)	128	112
Class G, 0.5958% 10/15/19 (g)(m)	49	41
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1115% 12/25/33 (g)(m)	$ 3	$ 3
Series 2004-1:
Class A, 0.6215% 4/25/34 (g)(m)	46	41
Class B, 2.1615% 4/25/34 (g)(m)	5	3
Class M1, 0.8215% 4/25/34 (g)(m)	4	3
Class M2, 1.4615% 4/25/34 (g)(m)	4	3
Series 2004-2:
Class A, 0.6915% 8/25/34 (g)(m)	35	31
Class M1, 0.8415% 8/25/34 (g)(m)	8	6
Series 2004-3:
Class A1, 0.6315% 1/25/35 (g)(m)	79	68
Class A2, 0.6815% 1/25/35 (g)(m)	11	9
Class M1, 0.7615% 1/25/35 (g)(m)	14	10
Class M2, 1.2615% 1/25/35 (g)(m)	9	6
Series 2005-2A:
Class A1, 0.5715% 8/25/35 (g)(m)	69	57
Class M1, 0.6915% 8/25/35 (g)(m)	4	3
Class M2, 0.7415% 8/25/35 (g)(m)	7	4
Class M3, 0.7615% 8/25/35 (g)(m)	4	2
Class M4, 0.8715% 8/25/35 (g)(m)	3	2
Series 2005-3A:
Class A1, 0.5815% 11/25/35 (g)(m)	31	25
Class A2, 0.6615% 11/25/35 (g)(m)	26	20
Class M1, 0.7015% 11/25/35 (g)(m)	4	2
Class M2, 0.7515% 11/25/35 (g)(m)	5	3
Class M3, 0.7715% 11/25/35 (g)(m)	4	2
Class M4, 0.8615% 11/25/35 (g)(m)	5	3
Series 2005-4A:
Class A2, 0.6515% 1/25/36 (g)(m)	72	56
Class B1, 1.6615% 1/25/36 (g)(m)	6	2
Class M1, 0.7115% 1/25/36 (g)(m)	23	15
Class M2, 0.7315% 1/25/36 (g)(m)	7	4
Class M3, 0.7615% 1/25/36 (g)(m)	10	6
Class M4, 0.8715% 1/25/36 (g)(m)	6	3
Class M5, 0.9115% 1/25/36 (g)(m)	6	3
Class M6, 0.9615% 1/25/36 (g)(m)	6	2
Series 2006-1:
Class A2, 0.6215% 4/25/36 (g)(m)	11	9
Class M1, 0.6415% 4/25/36 (g)(m)	4	3
Class M2, 0.6615% 4/25/36 (g)(m)	4	3
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M3, 0.6815% 4/25/36 (g)(m)	$ 4	$ 2
Class M4, 0.7815% 4/25/36 (g)(m)	2	1
Class M5, 0.8215% 4/25/36 (g)(m)	2	1
Class M6, 0.9015% 4/25/36 (g)(m)	4	2
Series 2006-2A:
Class A1, 0.4915% 7/25/36 (g)(m)	188	150
Class A2, 0.5415% 7/25/36 (g)(m)	10	7
Class B1, 1.1315% 7/25/36 (g)(m)	4	1
Class B3, 2.9615% 7/25/36 (g)(m)	6	1
Class M1, 0.5715% 7/25/36 (g)(m)	10	6
Class M2, 0.5915% 7/25/36 (g)(m)	7	4
Class M3, 0.6115% 7/25/36 (g)(m)	6	3
Class M4, 0.6815% 7/25/36 (g)(m)	4	2
Class M5, 0.7315% 7/25/36 (g)(m)	5	2
Class M6, 0.8015% 7/25/36 (g)(m)	7	3
Series 2006-3A:
Class B1, 1.0615% 10/25/36 (g)(m)	7	1
Class B2, 1.6115% 10/25/36 (g)(m)	5	1
Class B3, 2.8615% 10/25/36 (g)(m)	8	1
Class M4, 0.6915% 10/25/36 (g)(m)	7	3
Class M5, 0.7415% 10/25/36 (g)(m)	9	3
Class M6, 0.8215% 10/25/36 (g)(m)	17	4
Series 2006-4A:
Class A1, 0.4915% 12/25/36 (g)(m)	31	25
Class A2, 0.5315% 12/25/36 (g)(m)	159	119
Class B1, 0.9615% 12/25/36 (g)(m)	5	1
Class B2, 1.5115% 12/25/36 (g)(m)	5	1
Class B3, 2.7115% 12/25/36 (g)(m)	8	1
Class M1, 0.5515% 12/25/36 (g)(m)	10	6
Class M2, 0.5715% 12/25/36 (g)(m)	6	3
Class M3, 0.6015% 12/25/36 (g)(m)	6	3
Class M4, 0.6615% 12/25/36 (g)(m)	8	4
Class M5, 0.7015% 12/25/36 (g)(m)	7	3
Class M6, 0.7815% 12/25/36 (g)(m)	6	2
Series 2007-1:
Class A2, 0.5315% 3/25/37 (g)(m)	35	25
Class B1, 0.9315% 3/25/37 (g)(m)	11	2
Class B2, 1.4115% 3/25/37 (g)(m)	8	1
Class B3, 3.6115% 3/25/37 (g)(m)	22	2
Class M1, 0.5315% 3/25/37 (g)(m)	10	5
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M2, 0.5515% 3/25/37 (g)(m)	$ 7	$ 3
Class M3, 0.5815% 3/25/37 (g)(m)	7	2
Class M4, 0.6315% 3/25/37 (g)(m)	6	2
Class M5, 0.6815% 3/25/37 (g)(m)	8	3
Class M6, 0.7615% 3/25/37 (g)(m)	12	3
Series 2007-2A:
Class A1, 0.5315% 7/25/37 (g)(m)	32	24
Class A2, 0.5815% 7/25/37 (g)(m)	30	15
Class B1, 1.8615% 7/25/37 (g)(m)	9	1
Class B2, 2.5115% 7/25/37 (g)(m)	8	1
Class B3, 3.6115% 7/25/37 (g)(m)	9	1
Class M1, 0.6315% 7/25/37 (g)(m)	11	3
Class M2, 0.6715% 7/25/37 (g)(m)	5	2
Class M3, 0.7515% 7/25/37 (g)(m)	6	1
Class M4, 0.9115% 7/25/37 (g)(m)	11	2
Class M5, 1.0115% 7/25/37 (g)(m)	10	2
Class M6, 1.2615% 7/25/37 (g)(m)	13	2
Series 2007-3:
Class A2, 0.5515% 7/25/37 (g)(m)	40	26
Class B1, 1.2115% 7/25/37 (g)(m)	8	1
Class B2, 1.8615% 7/25/37 (g)(m)	20	2
Class B3, 4.2615% 7/25/37 (g)(m)	10	1
Class M1, 0.5715% 7/25/37 (g)(m)	7	3
Class M2, 0.6015% 7/25/37 (g)(m)	7	3
Class M3, 0.6315% 7/25/37 (g)(m)	12	4
Class M4, 0.7615% 7/25/37 (g)(m)	19	5
Class M5, 0.8615% 7/25/37 (g)(m)	10	2
Class M6, 1.0615% 7/25/37 (g)(m)	7	1
Series 2007-4A:
Class B1, 2.8115% 9/25/37 (g)(m)	12	0*
Class B2, 3.7115% 9/25/37 (g)(m)	43	1
Class M1, 1.2115% 9/25/37 (g)(m)	12	2
Class M2, 1.3115% 9/25/37 (g)(m)	12	1
Class M4, 1.8615% 9/25/37 (g)(m)	29	3
Class M5, 2.0115% 9/25/37 (g)(m)	29	2
Class M6, 2.2115% 9/25/37 (g)(m)	30	2
Series 2004-1 Class IO, 1.25% 4/25/34 (g)(o)	167	6
Series 2007-5A Class IO, 3.047% 10/25/37 (g)(m)(o)	400	47
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7058% 3/15/19 (g)(m)	$ 36	$ 30
Class H, 0.9158% 3/15/19 (g)(m)	25	18
Class J, 1.1158% 3/15/19 (g)(m)	18	13
Series 2007-BBA8:
Class D, 0.5158% 3/15/22 (g)(m)	25	20
Class E, 0.5658% 3/15/22 (g)(m)	128	99
Class F, 0.6158% 3/15/22 (g)(m)	78	56
Class G, 0.6658% 3/15/22 (g)(m)	20	14
Class H, 0.8158% 3/15/22 (g)(m)	25	16
Class J, 0.9658% 3/15/22 (g)(m)	25	12
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	20	21
Series 2004-PWR3 Class A3, 4.487% 2/11/41	43	44
Series 2006-T24 Class A1, 4.905% 10/12/41 (m)	28	28
Series 2007-PW16 Class A4, 5.7174% 6/11/40 (m)	44	48
Series 2007-PW17 Class A1, 5.282% 6/11/50	16	17
Series 2007-T26 Class A1, 5.145% 1/12/45 (m)	13	13
Series 2003-PWR2 Class X2, 0.5297% 5/11/39 (g)(m)(o)	529	2
Series 2006-PW13 Class A3, 5.518% 9/11/41	265	278
Series 2006-PW14 Class X2, 0.6525% 12/11/38 (g)(m)(o)	855	15
Series 2006-T22 Class A4, 5.514% 4/12/38 (m)	9	10
Series 2007-PW16:
Class B, 5.7174% 6/11/40 (g)(m)	12	8
Class C, 5.7174% 6/11/40 (g)(m)	10	6
Class D, 5.7174% 6/11/40 (g)(m)	10	5
Series 2007-PW18 Class X2, 0.3155% 6/11/50 (g)(m)(o)	6,540	79
Series 2007-T28:
Class A1, 5.422% 9/11/42	7	8
Class X2, 0.1785% 9/11/42 (g)(m)(o)	3,222	24
C-BASS Trust floater Series 2006-SC1 Class A, 0.5315% 5/25/36 (g)(m)	39	29
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	88	93
Class XCL, 2.1173% 5/15/35 (g)(m)(o)	799	18
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.574% 8/15/21 (g)(m)	$ 27	$ 26
Class G, 0.594% 8/15/21 (g)(m)	20	19
Class H, 0.634% 8/15/21 (g)(m)	16	14
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	430	464
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (g)	114	103
Series 2007-C6:
Class A1, 5.622% 12/10/49 (m)	539	540
Class A4, 5.6981% 12/10/49 (m)	249	270
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49	59	60
Class A4, 5.322% 12/11/49	430	453
Series 2007-CD4:
Class A3, 5.293% 12/11/49	73	75
Class C, 5.476% 12/11/49	141	49
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8155% 5/15/46 (m)	75	80
Series 2006-C1 Class B, 5.359% 8/15/48	225	124
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4958% 4/15/17 (g)(m)	198	184
Class C, 0.5358% 4/15/17 (g)(m)	60	55
Class D, 0.5758% 4/15/17 (g)(m)	43	39
Class E, 0.6358% 4/15/17 (g)(m)	14	12
Class F, 0.6758% 4/15/17 (g)(m)	8	7
Class G, 0.8158% 4/15/17 (g)(m)	8	6
Class H, 0.8858% 4/15/17 (g)(m)	8	6
Class J, 1.1158% 4/15/17 (g)(m)	6	4
Series 2005-FL11:
Class C, 0.5658% 11/15/17 (g)(m)	57	54
Class D, 0.6058% 11/15/17 (g)(m)	3	3
Class E, 0.6558% 11/15/17 (g)(m)	11	10
Class F, 0.7158% 11/15/17 (g)(m)	8	8
Class G, 0.7658% 11/15/17 (g)(m)	6	5
Series 2006-FL12 Class AJ, 0.3958% 12/15/20 (g)(m)	107	99
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (m)	1	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	$ 214	$ 222
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (g)	127	127
Class AJFX, 5.478% 2/5/19 (g)	200	200
Series 2007-C9 Class A4, 5.8148% 12/10/49 (m)	166	181
Series 2006-C8 Class B, 5.44% 12/10/46	130	86
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	93	99
Series 2007-C2:
Class A2, 5.448% 1/15/49 (m)	435	442
Class A3, 5.542% 1/15/49 (m)	150	158
Series 2007-C3 Class A4, 5.7203% 6/15/39 (m)	45	48
Series 2006-C4 Class AAB, 5.439% 9/15/39	427	447
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)	68	72
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6158% 4/15/22 (g)(m)	268	209
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	75	77
Series 2004-C1:
Class A3, 4.321% 1/15/37	13	13
Class A4, 4.75% 1/15/37	35	37
Series 2001-CK6 Class AX, 0.8911% 8/15/36 (m)(o)	186	1
Series 2001-CKN5 Class AX, 1.9441% 9/15/34 (g)(m)(o)	528	2
Series 2004-C1 Class ASP, 0.9583% 1/15/37 (g)(m)(o)	4,150	1
Series 2006-C1 Class A3, 5.5457% 2/15/39 (m)	396	419
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4158% 2/15/22 (g)(m)	28	25
Class C:
0.4358% 2/15/22 (g)(m)	84	74
0.5358% 2/15/22 (g)(m)	30	25
Class F, 0.5858% 2/15/22 (g)(m)	60	49
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40	1,699	1,721
Series 2007-C1:
Class ASP, 0.4157% 2/15/40 (m)(o)	1,404	14
Class B, 5.487% 2/15/40 (g)(m)	115	17
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	$ 27	$ 27
Class G, 6.936% 3/15/33 (g)	49	49
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	443	467
Series 2001-1 Class X1, 0.9778% 5/15/33 (g)(m)(o)	274	3
Series 2007-C1 Class XP, 0.2003% 12/10/49 (m)(o)	830	4
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.5542% 5/10/43 (m)(o)	285	2
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.453% 11/5/21 (g)(m)	28	26
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	150	157
Series 2007-GG9 Class A4, 5.444% 3/10/39	218	233
Series 2005-GG3 Class XP, 0.6927% 8/10/42 (g)(m)(o)	1,255	8
Series 2006-GG7:
Class A3, 5.8829% 7/10/38 (m)	198	209
Class A4, 5.8829% 7/10/38 (m)	350	384
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (g)(o)	1,727	15
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.503% 6/6/20 (g)(m)	4	4
Class D, 0.543% 6/6/20 (g)(m)	18	17
Class E, 0.633% 6/6/20 (g)(m)	21	19
Class F, 0.703% 6/6/20 (g)(m)	38	33
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (g)(m)	44	43
Class D, 2.3636% 3/6/20 (g)(m)	117	114
Class F, 2.8433% 3/6/20 (g)(m)	4	4
Class G, 3.0177% 3/6/20 (g)(m)	2	2
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	23	23
Series 2005-GG4 Class XP, 0.7101% 7/10/39 (g)(m)(o)	1,366	12
Series 2006-GG6 Class A2, 5.506% 4/10/38	276	277
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	113	115
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust sequential payer: - continued
Series 2007-GG10:
Class A1, 5.69% 8/10/45	$ 2	$ 2
Class A2, 5.778% 8/10/45	36	37
Class A4, 5.8075% 8/10/45 (m)	256	273
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4358% 11/15/18 (g)(m)	49	46
Class C, 0.4758% 11/15/18 (g)(m)	35	33
Class D, 0.4958% 11/15/18 (g)(m)	10	10
Class E, 0.5458% 11/15/18 (g)(m)	15	13
Class F, 0.5958% 11/15/18 (g)(m)	22	19
Class G, 0.6258% 11/15/18 (g)(m)	19	16
Class H, 0.7658% 11/15/18 (g)(m)	15	12
sequential payer:
Series 2006-CB14 Class A3B, 5.4864% 12/12/44 (m)	223	233
Series 2006-LDP8 Class A4, 5.399% 5/15/45	48	52
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (m)	36	37
Class A3, 5.336% 5/15/47	31	33
Series 2007-CB19 Class A4, 5.7447% 2/12/49 (m)	263	283
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (m)	211	218
Series 2007-LDP10 Class A1, 5.122% 1/15/49	1	1
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	174	178
Class A3, 5.412% 1/15/49	321	341
Series 2005-CB13 Class E, 5.3502% 1/12/43 (g)(m)	38	4
Series 2005-LDP3 Class A3, 4.959% 8/15/42	467	486
Series 2006-CB17 Class A3, 5.45% 12/12/43	21	22
Series 2007-CB19:
Class B, 5.7447% 2/12/49 (m)	6	4
Class C, 5.7447% 2/12/49 (m)	17	9
Class D, 5.7447% 2/12/49 (m)	18	8
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (m)	14	9
Class CS, 5.466% 1/15/49 (m)	6	3
Class ES, 5.5411% 1/15/49 (g)(m)	39	10
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (g)	25	25
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.948% 7/15/44 (m)	$ 58	$ 63
Series 1998-C1 Class D, 6.98% 2/18/30	22	22
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	1	1
Series 2006-C1 Class A2, 5.084% 2/15/31	19	19
Series 2006-C6:
Class A1, 5.23% 9/15/39	6	6
Class A2, 5.262% 9/15/39 (m)	131	132
Series 2006-C7:
Class A1, 5.279% 11/15/38	24	24
Class A2, 5.3% 11/15/38	83	84
Class A3, 5.347% 11/15/38	56	60
Series 2007-C1:
Class A1, 5.391% 2/15/40 (m)	4	4
Class A4, 5.424% 2/15/40	210	225
Series 2007-C2 Class A3, 5.43% 2/15/40	146	156
Series 2001-C3 Class B, 6.512% 6/15/36	145	147
Series 2001-C7 Class D, 6.514% 11/15/33	83	85
Series 2005-C3 Class XCP, 0.7544% 7/15/40 (m)(o)	232	2
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (m)(o)	346	6
Series 2007-C1 Class XCP, 0.4772% 2/15/40 (m)(o)	129	2
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)	94	101
Series 2007-C7:
Class A3, 5.866% 9/15/45	75	81
Class XCP, 0.2848% 9/15/45 (m)(o)	5,756	57
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4958% 9/15/21 (g)(m)	24	22
Class E, 0.5558% 9/15/21 (g)(m)	86	76
Class F, 0.6058% 9/15/21 (g)(m)	52	44
Class G, 0.6258% 9/15/21 (g)(m)	102	83
Class H, 0.6658% 9/15/21 (g)(m)	26	21
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	133	136
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.2412% 11/12/37 (m)	123	125
Series 2005-LC1 Class F, 5.3853% 1/12/44 (g)(m)	65	33
Series 2006-C1 Class A2, 5.6109% 5/12/39 (m)	89	92
Series 2007-C1 Class A4, 5.8261% 6/12/50 (m)	284	308
Series 2008-C1 Class A4, 5.69% 2/12/51	160	171
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3813% 12/12/49 (m)	$ 34	$ 33
sequential payer:
Series 2006-1 CLass A3, 5.4839% 2/12/39 (m)	80	83
Series 2006-4 Class ASB, 5.133% 12/12/49 (m)	64	68
Series 2007-5:
Class A3, 5.364% 8/12/48	499	513
Class A4, 5.378% 8/12/48	3	3
Class B, 5.479% 2/12/17	225	99
Series 2007-6:
Class A1, 5.175% 3/12/51	3	3
Class A4, 5.485% 3/12/51 (m)	550	578
Series 2007-7 Class A4, 5.7439% 6/12/50 (m)	263	280
Series 2007-8 Class A1, 4.622% 8/12/49	7	7
Series 2006-4 Class XP, 0.6112% 12/12/49 (m)(o)	1,104	21
Series 2007-6 Class B, 5.635% 3/12/51 (m)	75	37
Series 2007-7 Class B, 5.75% 6/12/50	7	2
Series 2007-8 Class A3, 5.9645% 8/12/49 (m)	65	70
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.466% 7/15/19 (g)(m)	16	8
Series 2007-XCLA Class A1, 0.466% 7/17/17 (g)(m)	88	79
Series 2007-XLFA:
Class C, 0.426% 10/15/20 (g)(m)	43	36
Class D, 0.456% 10/15/20 (g)(m)	30	23
Class E, 0.516% 10/15/20 (g)(m)	38	25
Class F, 0.566% 10/15/20 (g)(m)	23	11
Class G, 0.606% 10/15/20 (g)(m)	28	11
Class H, 0.696% 10/15/20 (g)(m)	18	2
Class J, 0.846% 10/15/20 (g)(m)	20	1
Class MHRO, 0.956% 10/15/20 (g)(m)	18	6
Class MJPM, 1.266% 10/15/20 (g)(m)	1	1
Class MSTR, 0.966% 10/15/20 (g)(m)	11	3
Class NHRO, 1.156% 10/15/20 (g)(m)	27	6
Class NSTR, 1.116% 10/15/20 (g)(m)	9	2
sequential payer:
Series 2003-IQ5 Class X2, 0.9108% 4/15/38 (g)(m)(o)	207	1
Series 2005-IQ9 Class A3, 4.54% 7/15/56	111	114
Series 2006-T23 Class A1, 5.682% 8/12/41	10	10
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	$ 3	$ 3
Class A31, 5.439% 2/12/44 (m)	38	39
Series 2007-IQ13 Class A1, 5.05% 3/15/44	7	7
Series 2007-IQ14 Class A1, 5.38% 4/15/49	13	13
Series 2003-IQ6 Class X2, 0.5897% 12/15/41 (g)(m)(o)	444	2
Series 2005-IQ9 Class X2, 1.0924% 7/15/56 (g)(m)(o)	794	8
Series 2006-HQ8 Class A3, 5.442% 3/12/44 (m)	116	117
Series 2006-IQ11:
Class A3, 5.6957% 10/15/42 (m)	118	122
Class A4, 5.7317% 10/15/42 (m)	23	25
Series 2006-IQ12 Class B, 5.468% 12/15/43	75	49
Series 2006-T23 Class A3, 5.803% 8/12/41 (m)	38	41
Series 2007-HQ11 Class B, 5.538% 2/20/44 (m)	136	102
Series 2007-HQ12 Class A2, 5.5971% 4/12/49 (m)	522	535
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (m)	113	120
Class B, 5.7308% 4/15/49 (m)	18	10
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)	512	547
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	7	7
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (g)	47	47
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4658% 1/15/18 (g)(m)	58	55
Series 2006-WL7A:
Class E, 0.544% 9/15/21 (g)(m)	78	61
Class F, 0.604% 8/11/18 (g)(m)	85	57
Class G, 0.624% 8/11/18 (g)(m)	80	49
Class J, 0.864% 8/11/18 (g)(m)	18	8
Series 2007-WHL8:
Class AP1, 0.9658% 6/15/20 (g)(m)	5	4
Class AP2, 1.0658% 6/15/20 (g)(m)	9	6
Class F, 0.7458% 6/15/20 (g)(m)	168	109
Class LXR1, 0.9658% 6/15/20 (g)(m)	9	7
Class LXR2, 1.0658% 6/15/20 (g)(m)	115	91
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)	$ 95	$ 96
Series 2003-C8 Class A3, 4.445% 11/15/35	327	331
Series 2006-C27 Class A2, 5.624% 7/15/45	61	62
Series 2006-C29 Class A3, 5.313% 11/15/48	199	208
Series 2007-C30:
Class A1, 5.031% 12/15/43	0*	0*
Class A3, 5.246% 12/15/43	64	66
Class A4, 5.305% 12/15/43	377	385
Class A5, 5.342% 12/15/43	80	83
Series 2007-C31:
Class A1, 5.14% 4/15/47	0*	0*
Class A4, 5.509% 4/15/47	170	179
Series 2007-C32:
Class A2, 5.7406% 6/15/49 (m)	230	240
Class A3, 5.7456% 6/15/49 (m)	127	135
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(m)	36	36
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (g)(m)	58	56
Class 180B, 5.5782% 10/15/41 (g)(m)	26	24
Series 2005-C19 Class B, 4.892% 5/15/44	75	69
Series 2005-C22:
Class B, 5.3619% 12/15/44 (m)	166	148
Class F, 5.3619% 12/15/44 (g)(m)	125	71
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)	350	373
Series 2006-C29 Class E, 5.516% 11/15/48 (m)	75	40
Series 2007-C30:
Class C, 5.483% 12/15/43 (m)	225	116
Class D, 5.513% 12/15/43 (m)	120	49
Class XP, 0.4403% 12/15/43 (g)(m)(o)	833	10
Series 2007-C31 Class C, 5.6933% 4/15/47 (m)	21	11
Series 2007-C31A Class A2, 5.421% 4/15/47	2,166	2,240
Series 2007-C32:
Class D, 5.7456% 6/15/49 (m)	56	30
Class E, 5.7456% 6/15/49 (m)	89	38
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.8994% 2/15/51 (m)	50	54
Series 2007-C33 Class B, 5.8994% 2/15/51 (m)	126	93
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,096)		28,842
Municipal Securities - 0.1%
	Principal Amount (000s)	Value (000s)
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 1/1/35 (m)	$ 100	$ 98
California Gen. Oblig.:
6.2% 3/1/19	334	353
7.5% 4/1/34	240	257
7.55% 4/1/39	140	151
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	260	259
5.665% 3/1/18 (h)	190	190
5.877% 3/1/19 (h)	185	185
TOTAL MUNICIPAL SECURITIES (Cost $1,455)		1,493
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (m) (Cost $7)	8	7
Fixed-Income Funds - 9.7%
	Shares
Fidelity High Income Central Fund 2 (n)	234,139	26,404
Fidelity Mortgage Backed Securities Central Fund (n)	742,180	77,706
TOTAL FIXED-INCOME FUNDS (Cost $99,202)		104,110
Money Market Funds - 3.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	36,198,378	$ 36,198
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	261,250	261
TOTAL MONEY MARKET FUNDS (Cost $36,459)		36,459
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $946,547)		1,106,029
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(32,585)
NET ASSETS - 100%		$ 1,073,444
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
32 CME E-mini S&P 500 Index Contracts	March 2011	$ 2,122	$ 144

The face value of futures purchased as a percentage of net assets is 0.2%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $69,000) (l)

	Sept. 2037	$ 202	$ (189)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $47,000) (l)	Sept. 2037	135	(126)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (k)	Feb. 2034	1	(1)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (k)	Dec. 2034	79	(77)
TOTAL CREDIT DEFAULT SWAPS		$ 417	$ (393)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	7,613	93
		$ 8,030	$ (300)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,451,000 or 1.9% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $310,000.

(k) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(l) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $372,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AVEO Pharmaceuticals, Inc.	10/28/10	$ 53
Legend Pictures Holdings LLC unit	9/23/10	$ 311
Washington Mutual, Inc.	10/6/08	$ 17
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 51
Fidelity Corporate Bond 1-10 Year Central Fund	71
Fidelity High Income Central Fund 2	751
Fidelity Mortgage Backed Securities Central Fund	1,039
Fidelity Securities Lending Cash Central Fund	3
Total	$ 1,915
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Funds (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 5,692	$ -	$ 5,653*	$ -	0.0%
Fidelity High Income Central Fund 2	19,750	5,249	-	26,404	4.0%
Fidelity Mortgage Backed Securities Central Fund	62,901	15,594	-	77,706	0.8%
Total	$ 88,343	$ 20,843	$ 5,653*	$ 104,110
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 69,605	$ 69,294	$ -	$ 311
Consumer Staples	64,219	62,554	1,665	-
Energy	85,826	84,725	1,101	-
Financials	107,382	100,487	6,895	-
Health Care	65,008	63,267	1,741	-
Industrials	75,091	73,574	1,517	-
Information Technology	121,716	119,758	1,958	-
Materials	22,030	21,939	91	-
Telecommunication Services	20,012	19,136	876	-
Utilities	20,931	20,931	-	-
Corporate Bonds	77,304	-	77,304	-
U.S. Government and Government Agency Obligations	135,887	-	135,887	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
U.S. Government Agency - Mortgage Securities	$ 55,218	$ -	$ 55,218	$ -
Asset-Backed Securities	10,495	-	10,100	395
Collateralized Mortgage Obligations	4,394	-	4,378	16
Commercial Mortgage Securities	28,842	-	26,915	1,927
Municipal Securities	1,493	-	1,493	-
Preferred Securities	7	-	7	-
Fixed-Income Funds	104,110	104,110	-	-
Money Market Funds	36,459	36,459	-	-
Total Investments in Securities:	$ 1,106,029	$ 776,234	$ 327,146	$ 2,649
Derivative Instruments:
Assets
Futures Contracts	$ 144	$ 144	$ -	$ -
Swap Agreements	93	-	93	-
Total Assets	$ 237	$ 144	$ 93	$ -
Liabilities
Swap Agreements	$ (393)	$ -	$ (315)	$ (78)
Total Derivative Instruments:	$ (156)	$ 144	$ (222)	$ (78)
Other Financial Instruments:
Forward Commitments	$ (102)	$ -	$ (102)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 3,564
Total Realized Gain (Loss)	130
Total Unrealized Gain (Loss)	339
Cost of Purchases	511
Proceeds of Sales	(230)
Amortization/Accretion	53
Transfers in to Level 3	286
Transfers out of Level 3	(2,004)
Ending Balance	$ 2,649
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 396
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (78)
Total Unrealized Gain (Loss)	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (78)
Realized gain (loss) on Swap Agreements for the period	$ 1
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (393)
Equity Risk
Futures Contracts (b)	144	-
Interest Rate Risk
Swap Agreements (a)	93	-
Total Value of Derivatives	$ 237	$ (393)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

(b) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	26.2%
AAA,AA,A	6.6%
BBB	4.0%
BB	1.3%
B	1.5%
CCC,CC,C	0.2%
Not Rated	0.0%*
Equities	60.9%
Short-Term Investments and Net Other Assets	(0.7)%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

* Amount represents less than 0.1%
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.4%
United Kingdom	3.0%
Canada	1.1%
Switzerland	1.0%
Others (Individually Less Than 1%)	6.5%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $164,087,000 of which $111,226,000 and $52,861,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $252) - See accompanying schedule: Unaffiliated issuers (cost $810,886)	$ 965,460
Fidelity Central Funds (cost $135,661)	140,569
Total Investments (cost $946,547)		$ 1,106,029
Commitment to sell securities on a delayed delivery basis	(29,007)
Receivable for securities sold on a delayed delivery basis	28,905	(102)
Foreign currency held at value (cost $42)		42
Receivable for investments sold Regular delivery		15,334
Delayed delivery		52
Receivable for fund shares sold		1,274
Dividends receivable		916
Interest receivable		1,950
Distributions receivable from Fidelity Central Funds		7
Receivable for daily variation on futures contracts		12
Unrealized appreciation on swap agreements		93
Prepaid expenses		2
Other receivables		62
Total assets		1,125,671

Liabilities
Payable to custodian bank	$ 1,582
Payable for investments purchased Regular delivery	15,837
Delayed delivery	29,727
Payable for swap agreements	6
Payable for fund shares redeemed	2,835
Unrealized depreciation on swap agreements	393
Accrued management fee	363
Distribution and service plan fees payable	422
Other affiliated payables	232
Other payables and accrued expenses	569
Collateral on securities loaned, at value	261
Total liabilities		52,227

Net Assets		$ 1,073,444
Net Assets consist of:
Paid in capital		$ 1,043,060
Undistributed net investment income		2,054
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(130,534)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		158,864
Net Assets		$ 1,073,444

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($227,778 ÷ 14,691 shares)	$ 15.50

Maximum offering price per share (100/94.25 of $15.50)	$ 16.45
Class T: Net Asset Value and redemption price per share ($709,176 ÷ 45,383 shares)	$ 15.63

Maximum offering price per share (100/96.50 of $15.63)	$ 16.20
Class B: Net Asset Value and offering price per share ($23,259 ÷ 1,503 shares) A	$ 15.48

Class C: Net Asset Value and offering price per share ($73,142 ÷ 4,739 shares) A	$ 15.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($40,089 ÷ 2,548 shares)	$ 15.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)

Investment Income
Dividends		$ 4,785
Interest		5,463
Income from Fidelity Central Funds		1,915
Total income		12,163

Expenses
Management fee	$ 2,088
Transfer agent fees	1,159
Distribution and service plan fees	2,429
Accounting and security lending fees	216
Custodian fees and expenses	136
Independent trustees' compensation	3
Registration fees	54
Audit	63
Legal	11
Miscellaneous	6
Total expenses before reductions	6,165
Expense reductions	(44)	6,121
Net investment income (loss)		6,042
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,923
Fidelity Central Funds	484
Foreign currency transactions	(33)
Futures contracts	902
Swap agreements	1
Total net realized gain (loss)		45,277
Change in net unrealized appreciation (depreciation) on: Investment securities	111,383
Assets and liabilities in foreign currencies	(1)
Futures contracts	225
Swap agreements	18
Delayed delivery commitments	(84)
Total change in net unrealized appreciation (depreciation)		111,541
Net gain (loss)		156,818
Net increase (decrease) in net assets resulting from operations		$ 162,860

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,042	$ 15,345
Net realized gain (loss)	45,277	44,956
Change in net unrealized appreciation (depreciation)	111,541	8,858
Net increase (decrease) in net assets resulting from operations	162,860	69,159
Distributions to shareholders from net investment income	(7,000)	(15,844)
Distributions to shareholders from net realized gain	(697)	(1,114)
Total distributions	(7,697)	(16,958)
Share transactions - net increase (decrease)	(24,663)	(57,259)
Total increase (decrease) in net assets	130,500	(5,058)

Net Assets
Beginning of period	942,944	948,002
End of period (including undistributed net investment income of $2,054 and undistributed net investment income of $3,012, respectively)	$ 1,073,444	$ 942,944

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 L	2005 M
Selected Per-Share Data
Net asset value, beginning of period	$ 13.29	$ 12.61	$ 14.55	$ 17.37	$ 16.40	$ 16.56	$ 16.04
Income from Investment Operations
Net investment income (loss) E	.10	.24	.25	.29	.32	.21	.33
Net realized and unrealized gain (loss)	2.23	.70	(1.93)	(1.42)	1.84	.84	.58
Total from investment operations	2.33	.94	(1.68)	(1.13)	2.16	1.05	.91
Distributions from net investment income	(.11)	(.24)	(.21)	(.36)	(.34)	(.22)	(.39)
Distributions from net realized gain	(.01)	(.02)	(.05)	(1.33)	(.85)	(1.00)	-
Total distributions	(.12)	(.26) J	(.26)	(1.69)	(1.19)	(1.21) I	(.39)
Net asset value, end of period	$ 15.50	$ 13.29	$ 12.61	$ 14.55	$ 17.37	$ 16.40	$ 16.56
Total Return B, C, D	17.63%	7.44%	(11.30)%	(7.52)%	13.55%	6.66%	5.77%
Ratios to Average Net Assets F, H
Expenses before reductions	1.01% A	1.00%	1.06%	.98%	.98%	.99% A	1.00%
Expenses net of fee waivers, if any	1.01% A	1.00%	1.06%	.98%	.98%	.99% A	1.00%
Expenses net of all reductions	1.00% A	.99%	1.06%	.97%	.97%	.98% A	.96%
Net investment income (loss)	1.38% A	1.76%	2.24%	1.82%	1.89%	1.70% A	2.05%
Supplemental Data
Net assets, end of period (in millions)	$ 228	$ 203	$ 213	$ 270	$ 266	$ 208	$ 169
Portfolio turnover rate G	140% A, K	116%	215% K	103% K	88% K	59% A	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.21 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.995 per share. J Total distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.015 per share. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds. LFor the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. M For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 K	2005 L
Selected Per-Share Data
Net asset value, beginning of period	$ 13.40	$ 12.70	$ 14.66	$ 17.49	$ 16.50	$ 16.64	$ 16.12
Income from Investment Operations
Net investment income (loss) E	.09	.21	.23	.25	.28	.18	.29
Net realized and unrealized gain (loss)	2.25	.72	(1.95)	(1.44)	1.85	.86	.58
Total from investment operations	2.34	.93	(1.72)	(1.19)	2.13	1.04	.87
Distributions from net investment income	(.10)	(.21)	(.19)	(.31)	(.29)	(.18)	(.35)
Distributions from net realized gain	(.01)	(.02)	(.05)	(1.33)	(.85)	(1.00)	-
Total distributions	(.11)	(.23) I	(.24)	(1.64)	(1.14)	(1.18)	(.35)
Net asset value, end of period	$ 15.63	$ 13.40	$ 12.70	$ 14.66	$ 17.49	$ 16.50	$ 16.64
Total Return B, C, D	17.52%	7.32%	(11.54)%	(7.77)%	13.32%	6.53%	5.47%
Ratios to Average Net Assets F, H
Expenses before reductions	1.22% A	1.23%	1.29%	1.20%	1.20%	1.22% A	1.24%
Expenses net of fee waivers, if any	1.22% A	1.23%	1.29%	1.20%	1.20%	1.22% A	1.24%
Expenses net of all reductions	1.21% A	1.21%	1.29%	1.20%	1.20%	1.21% A	1.21%
Net investment income (loss)	1.17% A	1.54%	2.01%	1.59%	1.66%	1.47% A	1.81%
Supplemental Data
Net assets, end of period (in millions)	$ 709	$ 619	$ 621	$ 778	$ 948	$ 949	$ 1,038
Portfolio turnover rate G	140% A, J	116%	215% J	103% J	88% J	59% A	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.23 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.015 per share. J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds. KFor the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. L For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 L	2005 M
Selected Per-Share Data
Net asset value, beginning of period	$ 13.27	$ 12.58	$ 14.51	$ 17.32	$ 16.35	$ 16.50	$ 15.98
Income from Investment Operations
Net investment income (loss) E	.04	.13	.16	.16	.18	.10	.19
Net realized and unrealized gain (loss)	2.23	.71	(1.92)	(1.43)	1.82	.85	.59
Total from investment operations	2.27	.84	(1.76)	(1.27)	2.00	.95	.78
Distributions from net investment income	(.05)	(.13)	(.13)	(.21)	(.18)	(.11)	(.26)
Distributions from net realized gain	(.01)	(.02)	(.04)	(1.33)	(.85)	(1.00)	-
Total distributions	(.06)	(.15) J	(.17)	(1.54)	(1.03)	(1.10) I	(.26)
Net asset value, end of period	$ 15.48	$ 13.27	$ 12.58	$ 14.51	$ 17.32	$ 16.35	$ 16.50
Total Return B, C, D	17.17%	6.66%	(11.98)%	(8.31)%	12.59%	6.03%	4.92%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80% A	1.82%	1.83%	1.79%	1.80%	1.84% A	1.85%
Expenses net of fee waivers, if any	1.80% A	1.82%	1.83%	1.79%	1.80%	1.84% A	1.83%
Expenses net of all reductions	1.80% A	1.81%	1.83%	1.78%	1.80%	1.83% A	1.80%
Net investment income (loss)	.58% A	.94%	1.46%	1.00%	1.06%	.85% A	1.21%
Supplemental Data
Net assets, end of period (in millions)	$ 23	$ 24	$ 29	$ 45	$ 64	$ 79	$ 99
Portfolio turnover rate G	140% A, K	116%	215% K	103% K	88% K	59% A	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.10 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.995 per share. J Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.015 per share. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds. LFor the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. M For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 L	2005 M
Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 12.55	$ 14.49	$ 17.30	$ 16.34	$ 16.50	$ 15.98
Income from Investment Operations
Net investment income (loss) E	.05	.13	.17	.16	.19	.11	.20
Net realized and unrealized gain (loss)	2.22	.71	(1.93)	(1.41)	1.82	.84	.58
Total from investment operations	2.27	.84	(1.76)	(1.25)	2.01	.95	.78
Distributions from net investment income	(.06)	(.15)	(.13)	(.23)	(.20)	(.12)	(.26)
Distributions from net realized gain	(.01)	(.02)	(.05)	(1.33)	(.85)	(1.00)	-
Total distributions	(.07)	(.16) J	(.18)	(1.56)	(1.05)	(1.11) I	(.26)
Net asset value, end of period	$ 15.43	$ 13.23	$ 12.55	$ 14.49	$ 17.30	$ 16.34	$ 16.50
Total Return B, C, D	17.21%	6.69%	(12.02)%	(8.22)%	12.66%	6.04%	4.94%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75% A	1.76%	1.82%	1.74%	1.75%	1.78% A	1.81%
Expenses net of fee waivers, if any	1.75% A	1.76%	1.82%	1.74%	1.75%	1.78% A	1.81%
Expenses net of all reductions	1.74% A	1.75%	1.81%	1.74%	1.74%	1.77% A	1.77%
Net investment income (loss)	.63% A	1.00%	1.48%	1.05%	1.11%	.91% A	1.24%
Supplemental Data
Net assets, end of period (in millions)	$ 73	$ 62	$ 61	$ 79	$ 82	$ 73	$ 73
Portfolio turnover rate G	140% A, K	116%	215% K	103% K	88% K	59% A	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.11 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.995 per share. J Total distributions of $.16 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.015 per share. K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds. LFor the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. M For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 J	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 13.49	$ 12.79	$ 14.76	$ 17.60	$ 16.60	$ 16.74	$ 16.21
Income from Investment Operations
Net investment income (loss) D	.12	.28	.28	.33	.38	.25	.37
Net realized and unrealized gain (loss)	2.27	.72	(1.95)	(1.44)	1.86	.85	.59
Total from investment operations	2.39	1.00	(1.67)	(1.11)	2.24	1.10	.96
Distributions from net investment income	(.14)	(.28)	(.25)	(.40)	(.39)	(.24)	(.43)
Distributions from net realized gain	(.01)	(.02)	(.05)	(1.33)	(.85)	(1.00)	-
Total distributions	(.15)	(.30) H	(.30)	(1.73)	(1.24)	(1.24)	(.43)
Net asset value, end of period	$ 15.73	$ 13.49	$ 12.79	$ 14.76	$ 17.60	$ 16.60	$ 16.74
Total Return B, C	17.76%	7.81%	(11.07)%	(7.29)%	13.92%	6.89%	6.04%
Ratios to Average Net Assets E, G
Expenses before reductions	.72% A	.73%	.79%	.71%	.68%	.69% A	.75%
Expenses net of fee waivers, if any	.72% A	.73%	.79%	.71%	.68%	.69% A	.75%
Expenses net of all reductions	.71% A	.72%	.78%	.70%	.67%	.67% A	.71%
Net investment income (loss)	1.66% A	2.03%	2.51%	2.09%	2.18%	2.00% A	2.30%
Supplemental Data
Net assets, end of period (in millions)	$ 40	$ 34	$ 24	$ 29	$ 32	$ 17	$ 20
Portfolio turnover rate F	140% A, I	116%	215% I	103% I	88% I	59% A	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distributions of $.30 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.015 per share. I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds. JFor the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. K For the period ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such

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3. Significant Accounting Policies - continued

Security Valuation - continued

securities. For corporate bonds, municipal securities, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 161,442
Gross unrealized depreciation	(8,925)
Net unrealized appreciation (depreciation) on securities and other investments	$ 152,517
Tax cost	$ 953,512

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

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5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (32)	$ 31
Equity Risk
Futures Contracts	902	225
Interest Rate Risk
Swap Agreements	33	(13)
Totals (a)(b)(c)	$ 903	$ 243

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $902 for futures contracts and $1 for swap agreements.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $225 for futures contracts and $18 for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

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5. Derivative Instruments - continued

Futures Contracts - continued

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $417 representing 0.04% of net assets.

Semiannual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities, and in-kind transactions, aggregated $410,814 and $431,584, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 271	$ 5
Class T	.25%	.25%	1,695	25
Class B	.75%	.25%	121	92
Class C	.75%	.25%	342	36
			$ 2,429	$ 158

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 37
Class T	14
Class B*	32
Class C*	2
$ 85

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 277.26
Class T	720.21
Class B	37.30
Class C	85.25
Institutional Class	40.22
	$ 1,159

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $18 for the period.

Exchange In-Kind. During the period, the Fund redeemed in-kind 52 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Exchange In-Kind - continued

the Fund invested, valued at $5,653 in exchange for cash and securities, including accrued interest. Realized gain (loss) of $484 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $44 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2011	Year ended August 31, 2010
From net investment income
Class A	$ 1,703	$ 4,084
Class T	4,586	10,195
Class B	91	279
Class C	289	700
Institutional Class	331	586
Total	$ 7,000	$ 15,844
From net realized gain
Class A	$ 150	$ 257
Class T	458	723
Class B	17	32
Class C	47	73
Institutional Class	25	29
Total	$ 697	$ 1,114

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010	Six months ended February 28, 2011	Year ended August 31, 2010
Class A
Shares sold	1,764	3,445	$ 26,014	$ 46,214
Reinvestment of distributions	120	311	1,745	4,153
Shares redeemed	(2,459)	(5,395)	(35,899)	(72,407)
Net increase (decrease)	(575)	(1,639)	$ (8,140)	$ (22,040)
Class T
Shares sold	4,983	10,287	$ 73,884	$ 139,493
Reinvestment of distributions	326	775	4,772	10,439
Shares redeemed	(6,161)	(13,729)	(91,346)	(185,874)
Net increase (decrease)	(852)	(2,667)	$ (12,690)	$ (35,942)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010	Six months ended February 28, 2011	Year ended August 31, 2010
Class B
Shares sold	47	313	$ 694	$ 4,209
Reinvestment of distributions	7	22	100	288
Shares redeemed	(365)	(806)	(5,351)	(10,844)
Net increase (decrease)	(311)	(471)	$ (4,557)	$ (6,347)
Class C
Shares sold	513	851	$ 7,580	$ 11,369
Reinvestment of distributions	21	51	299	685
Shares redeemed	(506)	(1,014)	(7,376)	(13,574)
Net increase (decrease)	28	(112)	$ 503	$ (1,520)
Institutional Class
Shares sold	360	963	$ 5,399	$ 13,098
Reinvestment of distributions	24	44	347	594
Shares redeemed	(377)	(373)	(5,526)	(5,102)
Net increase (decrease)	7	634	$ 220	$ 8,590

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGI-USAN-0411
1.786778.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 4, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 4, 2011